TCW Artificial Intelligence Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Shares	Value

COMMON STOCK—93.8% of Net Assets
Advertising—2.1%
Trade Desk, Inc.(1)	5,689	$519,178

Agricultural & Farm Machinery—1.8%
Deere & Co.	1,034	444,206

Application Software—3.2%
Bills Holdings, Inc.(1)	2,041	255,819
Salesforce, Inc.(1)	2,299	517,298

		773,117

Automobile Manufacturers—4.1%
Tesla, Inc.(1)	3,724	995,909

Automotive Parts & Equipment—1.2%
Mobileye Global, Inc.(1)	7,647	291,963

Broadline Retail—3.3%
Amazon.com, Inc.(1)	6,004	802,615

Communications Equipment—8.0%
Arista Networks, Inc.(1)	5,767	894,404
Cisco Systems, Inc.	7,311	380,464
Motorola Solutions, Inc.	2,393	685,906

		1,960,774

Consumer Staples Merchandise Retail—1.7%
Costco Wholesale Corp.	745	417,699

Electrical Components & Equipment—1.5%
Eaton Corp. PLC	1,751	359,515

Electronic Equipment & Instruments—1.4%
Cognex Corp.	6,411	350,169

Industrial Machinery & Supplies & Components—2.5%
Symbotic, Inc.(1)	9,784	621,675

Interactive Media & Services—1.8%
Pinterest, Inc.(1)	15,288	443,199

Internet Services & Infrastructure—11.5%
Alphabet, Inc.(1)	7,319	971,378
Baidu, Inc. (SP ADR) (China)(1)	2,261	352,694
Meta Platforms, Inc.(1)	3,512	1,118,923
Snowflake, Inc.(1)	2,216	393,805

		2,836,800

Semiconductor Materials & Equipment—5.2%
ASML Holding NV (Netherlands)	944	676,291
Lam Research Corp.	851	611,435

		1,287,726

Semiconductors—19.4%
Intel Corp.	5,286	189,080
Marvell Technology, Inc.	6,278	408,886
Micron Technology, Inc.	10,908	778,722
NVIDIA Corp.	3,062	1,430,842
NXP Semiconductors NV (Netherlands)	1,849	412,290
ON Semiconductor Corp.(1)	6,551	705,870
QUALCOMM, Inc.	3,333	440,523
Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR) (Taiwan)	4,037	400,269

		4,766,482

Systems Software—20.2%
Check Point Software Technologies Ltd. (Israel)(1)	3,231	427,170
Crowdstrike Holdings, Inc.(1)	3,601	582,137
CyberArk Software Ltd.(1)	1,878	311,767
Datadog, Inc.(1)	4,144	483,688
Microsoft Corp.	3,003	1,008,768
Palo Alto Networks, Inc.(1)	4,382	1,095,325
ServiceNow, Inc.(1)	1,276	743,908
Zscaler, Inc.(1)	1,947	312,260

		4,965,023

Technology Hardware, Storage & Peripherals—4.9%
Apple, Inc.	3,579	703,095
Samsung Electronics Co. Ltd.(South Korea)	9,324	510,513

		1,213,608

Total Common Stock (Cost: $17,093,693)		23,049,658

MONEY MARKET INVESTMENTS—4.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.19%(2)	1,085,283	1,085,283

Total Money Market Investments (Cost: $1,085,283)		1,085,283

Total Investments (98.2%) (Cost: $18,178,976)		24,134,941

Excess Of Other Assets Over Liabilities (1.8%)		434,985

Net Assets (100.0%)		$24,569,926

Notes to the Schedule of Investments:
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2023.

TCW Artificial Intelligence Equity Fund Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Advertising	2.1%
Agricultural & Farm Machinery	1.8
Application Software	3.2
Automobile Manufacturers	4.1
Automotive Parts & Equipment	1.2
Broadline Retail	3.3
Communications Equipment	8.0
Consumer Staples Merchandise Retail	1.7
Electrical Components & Equipment	1.5
Electronic Equipment & Instruments	1.4
Industrial Machinery & Supplies & Components	2.5
Interactive Media & Services	1.8
Internet Services & Infrastructure	11.5
Semiconductor Materials & Equipment	5.2
Semiconductors	19.4
Systems Software	20.2
Technology Hardware, Storage & Peripherals	4.9
Money Market Investments	4.4

Total	98.2%

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Advertising	$519,178	$—	$—	$519,178
Agricultural & Farm Machinery	444,206	—	—	444,206
Application Software	773,117	—	—	773,117
Automobile Manufacturers	995,909	—	—	995,909
Automotive Parts & Equipment	291,963	—	—	291,963
Broadline Retail	802,615	—	—	802,615
Communications Equipment	1,960,774	—	—	1,960,774
Consumer Staples Merchandise Retail	417,699	—	—	417,699
Electrical Components & Equipment	359,515	—	—	359,515
Electronic Equipment & Instruments	350,169	—	—	350,169
Industrial Machinery & Supplies & Components	621,675	—	—	621,675
Interactive Media & Services	443,199	—	—	443,199
Internet Services & Infrastructure	2,836,800	—	—	2,836,800
Semiconductor Materials & Equipment	1,287,726	—	—	1,287,726
Semiconductors	4,766,482	—	—	4,766,482
Systems Software	4,965,023	—	—	4,965,023
Technology Hardware, Storage & Peripherals	703,095	510,513	—	1,213,608

Total Common Stock	22,539,145	510,513	—	23,049,658

Money Market Investments	1,085,283	—	—	1,085,283

Total Investments	$23,624,428	$510,513	$—	$24,134,941

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Shares	Value

EXCHANGE-TRADED FUNDS—4.2% of Net Assets
iShares Gold Trust(1)	9,725	$361,770
iShares MSCI EAFE ETF	11,810	879,373

Total Exchange-traded Funds (Cost: $1,112,439)		1,241,143

INVESTMENT COMPANIES—95.6%

Diversified Equity Funds—33.8%
TCW Artificial Intelligence Equity Fund—I Class(2)	15,813	324,638
TCW Global Real Estate Fund—I Class(2)	120,787	1,339,524
TCW New America Premier Equities Fund—I Class(2)	109,611	3,038,420
TCW Relative Value Large Cap Fund—I Class(2)	177,276	2,499,591
TCW Relative Value Mid Cap Fund—I Class(2)	16,228	424,199
TCW Select Equities Fund—I Class(2)	87,251	2,422,973

		10,049,345

Diversified Fixed Income Funds—61.8%
Metropolitan West High Yield Bond Fund—I Class(2)	33,319	303,537
Metropolitan West Low Duration Bond Fund—I Class(2)	211,012	1,728,190
Metropolitan West Total Return Bond Fund—I Class(2)	555,996	5,026,205
Metropolitan West Unconstrained Bond Fund—I Class(2)	385,543	3,955,674
TCW Emerging Markets Income Fund—I Class(2)	62,892	391,819
TCW Enhanced Commodity Strategy Fund—I Class(2)	138,371	855,135
TCW Global Bond Fund—I Class(2)	104,497	860,008
TCW Total Return Bond Fund—I Class(2)	655,388	5,288,980

		18,409,548

Total Investment Companies (Cost: $27,346,783)		28,458,893

Total Investments (99.8%) (Cost: $28,459,222)		29,700,036
Excess Of Other Assets Over Liabilities (0.2%)		66,933

Net Assets (100.0%)		$29,766,969

Notes to the Schedule of Investments:
ETF	Exchange-Traded Fund.
(1)	Non-income producing security.
(2)	Affiliated issuer.

TCW Conservative Allocation Fund

Schedule of Investments (Continued)

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended July 31, 2023 is as follows:

Name of Affiliated Fund	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2023	Value at July 31, 2023	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
Metropolitan West High Yield Bond Fund—I Class	$296,743	$17,508	$17,035	33,319	$303,537	$13,985	$—	$(1,061)	$7,382
Metropolitan West Low Duration Bond Fund—I Class	2,935,445	119,216	1,355,306	211,012	1,728,190	85,124	—	(114,166)	143,001
Metropolitan West Total Return Bond Fund—I Class	3,429,147	1,703,252	200,638	555,996	5,026,205	102,282	—	(42,458)	136,902
Metropolitan West Unconstrained Bond Fund—I Class	5,409,655	311,862	1,856,744	385,543	3,955,674	246,922	—	(284,975)	375,876
TCW Artificial Intelligence Fund—I Class	246,362	3,082	14,326	15,813	324,638	-	—	(2,686)	92,206
TCW Emerging Markets Income Fund—I Class	356,961	21,206	21,823	62,892	391,819	15,331	—	(5,278)	40,753
TCW Enhanced Commodity Strategy Fund—I Class	745,247	167,577	42,572	138,371	855,135	16,936	—	809	(15,926)
TCW Global Bond Fund—I Class	697,163	161,410	42,042	104,497	860,008	17,987	—	(8,547)	52,024
TCW Global Real Estate Fund—I Class	1,288,789	30,387	77,261	120,787	1,339,524	14,877	—	(7,121)	104,730
TCW New America Premier Equities Fund—I Class	2,644,841	175,503	456,839	109,611	3,038,420	117	—	59,143	615,772
TCW Relative Value Large Cap Fund—I Class	2,402,673	189,503	290,438	177,276	2,499,591	34,940	126,016	23,861	173,992
TCW Relative Value Mid Cap Fund—I Class	683,804	22,649	321,231	16,228	424,199	5,725	11,073	(23,876)	62,853
TCW Select Equities Fund—I Class	2,073,749	355,246	269,109	87,251	2,422,973	—	329,914	(19,505)	282,592
TCW Total Return Bond Fund—I Class	3,606,284	1,838,884	212,732	655,388	5,288,980	151,612	—	(43,158)	99,702

Total					$28,458,893	$705,838	$467,003	$(469,018)	$2,171,859

TCW Conservative Allocation Fund
Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	61.8%
Diversified Equity Funds	33.8
Exchange-Traded Funds	4.2

Total	99.8%

TCW Conservative Allocation Fund
Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$1,241,143	$—	$—	$1,241,143
Investment Companies	28,458,893	—	—	28,458,893

Total Investments	$29,700,036	$—	$—	$29,700,036

TCW Developing Markets Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Shares	Value

COMMON STOCK—92.1% of Net Assets
Brazil—6.3%
Cosan SA (ADR)	1,700	$28,526
Gerdau SA (SP ADR)	7,300	44,895
Localiza Rent a Car SA	5,500	77,718
Sendas Distribuidora SA (ADR)	1,800	25,848

Total Brazil (Cost: $162,086)		176,987

China—25.7%
Baidu, Inc.(1)	1,500	29,327
C&D International Investment Group Ltd.	11,000	29,902
Contemporary Amperex Technology Co. Ltd.	2,400	80,018
Country Garden Holdings Co. Ltd.(1)	130,000	26,338
Guangshen Railway Co. Ltd.(1)	110,000	28,915
Hainan Drinda New Energy Technology Co. Ltd.	1,900	28,859
Hisense Visual Technology Co. Ltd.	9,500	28,726
HLA Group Corp. Ltd.	28,000	29,276
Joincare Pharmaceutical Group Industry Co. Ltd.	16,000	28,141
Kingsoft Corp. Ltd.	6,500	27,796
Lao Feng Xiang Co. Ltd.	2,600	22,736
Li Auto, Inc. (ADR)(1)	700	29,960
New Oriental Education & Technology Group, Inc.(1)	6,000	34,180
Orient Overseas International Ltd.	2,000	33,421
Ping An Insurance Group Co. of China Ltd.	12,000	87,443
Shanghai Bailian Group Co. Ltd.(1)	23,000	44,106
Sinotruk Hong Kong Ltd.	13,000	27,316
Swire Pacific Ltd.	3,500	29,258
Yifeng Pharmacy Chain Co. Ltd.	14,420	76,754

Total China (Cost: $678,895)		722,472

France—2.8% (Cost: $77,131)
Hermes International	36	79,899

Great Britain—2.0% (Cost: $54,238)
TechnipFMC PLC(1)	3,000	55,020

India—12.6%
ABB India Ltd.	1,400	77,666
Apollo Hospitals Enterprise Ltd.	1,210	76,341
Avenue Supermarts Ltd.(1)	1,550	70,804
InterGlobe Aviation Ltd.(1)	900	28,357
KPIT Technologies Ltd.	5,700	75,326
Tata Chemicals Ltd.	2,000	25,817

Total India (Cost: $354,140)		354,311

Japan—3.0% (Cost: $73,019)
Socionext, Inc.	700	82,936

Russia—0.0%
Magnitogorsk Iron & Steel Works PJSC(1)(2)	79,000	78
Yandex N.V.(1)(2)	3,100	140

Total Russia (Cost: $225,147)		218

Saudi Arabia—1.8%
Advanced Petrochemical Co.	2,300	27,895
Mobile Telecommunications Co. Saudi
Arabia	6,500	23,251

Total Saudi Arabia (Cost: $52,165)		51,146

Singapore—1.0% (Cost: $28,479)
Jardine Cycle & Carriage Ltd.	1,100	28,399

South Africa—3.0% (Cost: $75,974)
Clicks Group Ltd.	5,400	85,179

South Korea—6.8%
Doosan Bobcat, Inc.	550	25,230
Hankook Tire & Technology Co. Ltd.	1,000	30,361
HD Hyundai Co. Ltd.	600	28,996
Hyundai Steel Co.	1,550	43,941
Samsung Electronics Co. Ltd. (South Korea)	590	32,304
SK IE Technology Co. Ltd.(1)	360	30,305

Total South Korea (Cost: $185,683)		191,137

Taiwan—17.5%
Alchip Technologies Ltd.	1,000	63,651
Catcher Technology Co. Ltd.	4,000	22,119
E Ink Holdings, Inc.	11,000	78,890
eMemory Technology, Inc.	1,000	59,258
Lite-On Technology Corp.	6,000	28,734
Pou Chen Corp.	29,000	28,837
Taiwan Semiconductor Manufacturing Co.,
Ltd. (SP ADR) (Taiwan)	1,600	158,640
Teco Electric & Machinery Co. Ltd.	15,000	25,718
Wistron Corp.	6,000	27,015

Total Taiwan (Cost: $502,549)		492,862

Turkey—4.2%
Ford Otomotiv Sanayi AS	800	28,213
KOC Holding AS	6,000	30,082
Turk Hava Yollari AO(1)	3,300	28,714
Turkiye Petrol Rafinerileri AS	8,000	30,725

Total Turkey (Cost: $114,142)		117,734

United States—1.0% (Cost: $22,596)
JBS SA	7,000	27,635

Uruguay—4.4% (Cost: $119,122)
MercadoLibre, Inc.(1)	100	123,805

Total Common Stock (Cost: $2,725,366)		2,589,740

Preferred Stock—6.2%
Brazil—2.6%
Petroleo Brasileiro SA	7,700	50,356
Raizen SA	27,000	23,612

Total Brazil (Cost: $64,600)		73,968

South Korea—3.6%
Hyundai Motor Co.	680	57,838
LG Chem Ltd.	140	43,146

Total South Korea (Cost: $93,979)		100,984

Total Preferred Stock (Cost: $158,579)		174,952

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Shares	Value

Money Market Investments—2.2%
State Street Institutional U.S. Government
Money Market Fund—Premier Class, 5.19%(3)	59,706	$59,706

Total Money Market Investments (Cost: $59,706)		59,706

Total Investments (100.5%) (Cost: $2,943,651)		2,824,398

Liabilities In Excess Of Other Assets (-0.5%)		(13,007)

Total Net Assets (100.0%)		$2,811,391

Notes to the Schedule of Investments:
PJSC	Private Joint-Stock Company.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(3)	Rate disclosed is the 7-day net yield as of July 31, 2023.

TCW Developing Markets Equity Fund
Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Automobile Components	1.1%
Automobiles	4.2
Broadline Retail	4.4
Chemicals	4.5
Consumer Staples Distribution & Retail	10.7
Diversified Consumer Services	1.2
Electrical Equipment	6.6
Electronic Equipment, Instruments & Components	2.8
Energy Equipment & Services	2.0
Entertainment	1.0
Food Products	1.0
Ground Transportation	3.8
Health Care Providers & Services	2.7
Household Durables	1.0
Industrial Conglomerates	2.1
Insurance	3.1
Interactive Media & Services	1.1
Machinery	1.9
Marine Transportation	1.2
Metals & Mining	3.2
Oil, Gas & Consumable Fuels	5.7
Passenger Airlines	2.0
Pharmaceuticals	1.0
Real Estate Management & Development	3.0
Semiconductors & Semiconductor Equipment	14.0
Software	2.7
Specialty Retail	1.0
Technology Hardware, Storage & Peripherals	3.9
Textiles, Apparel & Luxury Goods	4.6
Wireless Telecommunication Services	0.8
Money Market Investments	2.2

Total	100.5%

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Automobile Components	$30,361	$—	$—	$30,361
Automobiles	58,173	—	—	58,173
Broadline Retail	123,805	—	—	123,805
Chemicals	58,200	25,817	—	84,017
Consumer Staples Distribution & Retail	111,027	191,664	—	302,691
Diversified Consumer Services	—	34,180	—	34,180
Electrical Equipment	—	183,402	—	183,402
Electronic Equipment, Instruments & Components	—	78,890	—	78,890
Energy Equipment & Services	55,020	—	—	55,020
Entertainment	27,796	—	—	27,796
Food Products	27,635	—	—	27,635
Ground Transportation	106,633	—	—	106,633
Health Care Providers & Services	—	76,341	—	76,341
Household Durables	28,726	—	—	28,726
Industrial Conglomerates	58,481	—	—	58,481
Insurance	—	87,443	—	87,443
Interactive Media & Services	—	29,327	140	29,467
Machinery	—	52,545	—	52,545
Marine Transportation	—	33,421	—	33,421
Metals & Mining	44,895	43,942	78	88,915
Oil, Gas & Consumable Fuels	57,522	30,726	—	88,248
Passenger Airlines	57,071	—	—	57,071
Pharmaceuticals	28,141	—	—	28,141
Real Estate Management & Development	56,241	29,258	—	85,499
Semiconductors & Semiconductor Equipment	187,498	205,845	—	393,343
Software	—	75,326	—	75,326
Specialty Retail	—	29,276	—	29,276
Technology Hardware, Storage & Peripherals	55,749	54,423	—	110,172
Textiles, Apparel & Luxury Goods	28,837	102,634	—	131,471
Wireless Telecommunication Services	23,251	—	—	23,251

Total Common Stock	1,225,062	1,364,460	218	2,589,740

Preferred Stock
Automobiles	—	57,839	—	57,839
Chemicals	—	43,146	—	43,146
Oil, Gas & Consumable Fuels	73,967	—	—	73,967

Total Preferred Stock	73,967	100,985	—	174,952

Money Market Investments	59,706	—	—	59,706
Total Investments	$1,358,735	$1,465,445	$218	$2,824,398

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—53.3% of Net Assets
Angola—0.7% (Cost: $301,643)
Angola Government International Bonds 8.75%(1)	04/14/32		$300,000	$264,210

Argentina—0.9%
Argentina Government International Bonds
3.50%	07/09/41		463,699	151,191
3.63%	07/09/35		196,875	61,544
4.25%	01/09/38		346,364	125,306

Total Argentina (Cost: $357,435)				338,041

Bahrain—1.2% (Cost: $401,382)
Bahrain Government International Bonds 7.75%(1)	04/18/35		400,000	416,328

Brazil—1.6%
Brazil Government International Bonds 6.00%	10/20/33		400,000	397,400
Globo Comunicacao e Participacoes SA 5.50%(1)	01/14/32		200,000	168,460

Total Brazil (Cost: $590,971)				565,860

Chile—1.7%
Chile Government International Bonds
3.50%	01/31/34		250,000	219,725
5.33%	01/05/54		200,000	199,360
Corp. Nacional del Cobre de Chile 5.13%(2)	02/02/33		200,000	197,532

Total Chile (Cost: $605,719)				616,617

Colombia—2.7%
Colombia Government International Bonds 7.38%	09/18/37		625,000	619,312
Ecopetrol SA
8.63%	01/19/29		100,000	103,013
8.88%	01/13/33		95,000	97,470
Gran Tierra Energy, Inc. 7.75%(2)	05/23/27		200,000	159,504

Total Colombia (Cost: $968,673)				979,299

Costa Rica—0.6% (Cost: $201,369)
Costa Rica Government International Bonds 6.55%(1)	04/03/34		200,000	203,000

Dominican Republic—1.9%
Dominican Republic International Bonds
4.50%(1)	01/30/30		150,000	133,279
4.88%(1)	09/23/32		300,000	260,850
5.50%(1)	02/22/29		150,000	142,818
6.85%(2)	01/27/45		150,000	140,925

Total Dominican Republic (Cost: $659,289)				677,872

Ecuador—0.6%
Ecuador Government International Bonds
3.50%(1)	07/31/35		295,458	103,042
6.00%(2)	07/31/30		258,233	124,081

Total Ecuador (Cost: $351,464)				227,123

Egypt—1.5%
Egypt Government International Bonds
5.88%(2)	02/16/31		200,000	124,771
7.05%(1)	01/15/32		200,000	127,724
7.30%(2)	09/30/33		475,000	295,460

Total Egypt (Cost: $541,939)				547,955

El Salvador—0.9%
El Salvador Government International Bonds 6.38%(2)	01/18/27		75,000	56,019
7.12%(2)	01/20/50		300,000	184,695
8.25%(2)	04/10/32		95,000	67,372

Total El Salvador (Cost: $288,989)				308,086

Gabon—0.5% (Cost: $185,864)
Gabon Government International Bonds 6.63%(2)	02/06/31		200,000	170,260

Ghana—0.8%
Ghana Government International Bonds
6.38%(2),(3)	02/11/27		200,000	91,716
7.63%(2),(3)	05/16/29		400,000	183,000

Total Ghana (Cost: $254,738)				274,716

Guatemala—0.6% (Cost: $200,000)
Guatemala Government Bonds 6.60%(1)	06/13/36		200,000	205,200

Hungary—1.9%
Hungary Government International Bonds
5.25%(1)	06/16/29		200,000	196,720
5.50%(2)	06/16/34		300,000	293,131
MVM Energetika Zrt 7.50%(2)	06/09/28		200,000	205,142

Total Hungary (Cost: $699,473)				694,993

India—0.5% (Cost: $154,792)
Greenko Power II Ltd. 4.30%(2)	12/13/28		185,500	163,693

Indonesia—2.6%
Freeport Indonesia PT 6.20%(2)	04/14/52		200,000	187,280
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45%(1)	05/15/30		200,000	195,846
Perusahaan Penerbit SBSN Indonesia III
2.55%(2)	06/09/31		200,000	171,439
4.40%(1)	06/06/27		200,000	197,720
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.88%(2)	07/17/49		200,000	165,286

Total Indonesia (Cost: $952,009)				917,571

Israel—0.4%
Energian Israel Finance Ltd.
4.88%(2)	03/30/26		109,300	102,291
5.38%(2)	03/30/28		45,000	40,929

Total Israel (Cost: $140,281)				143,220

Ivory Coast—0.2% (Cost: $79,344)
Ivory Coast Government International Bonds 4.88%(1)	01/30/32	EUR	100,000	89,777

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount		Value
Jordan—1.1%
Jordan Government International Bonds
7.50%(1)	01/13/29		$200,000	$202,149
7.75%(1)	01/15/28		200,000	206,419

Total Jordan (Cost: $393,777)				408,568

Kazakhstan—1.5%
KazMunayGas National Co. JSC
4.75%(1)	04/19/27		200,000	191,438
5.75%(2)	04/19/47		400,000	337,408

Total Kazakhstan (Cost: $508,775)				528,846

Kenya—0.5% (Cost: $174,006)
Republic of Kenya Government International Bonds 7.00%(2)	05/22/27		200,000	181,467

Mexico—2.8%
Cemex SAB de CV 5.13% (5 yr. CMT + 4.534%)(1),(4),(5)	06/08/26		200,000	185,570
Mexico Government International Bonds 6.34%	05/04/53		200,000	204,620
Petroleos Mexicanos
5.35%	02/12/28		207,000	170,154
6.49%	01/23/27		285,000	253,935
6.88%	08/04/26		185,000	172,309

Total Mexico (Cost: $968,493)				986,588

Morocco—0.6% (Cost: $197,868)
Morocco Government International Bonds 5.95%(1)	03/08/28		200,000	202,080

Nigeria—1.5%
Nigeria Government International Bonds
6.13%(1)	09/28/28		400,000	346,280
8.38%(2)	03/24/29		200,000	188,600

Total Nigeria (Cost: $566,392)				534,880

Oman—1.7%
Oman Government International Bonds
6.00% (2)	08/01/29		200,000	202,600
6.50%(2)	03/08/47		200,000	192,884
6.75%(2)	01/17/48		200,000	198,409

Total Oman (Cost: $568,462)				593,893

Pakistan—0.7%
Pakistan Government International Bonds
6.00%(1)	04/08/26		200,000	110,000
6.88%(2)	12/05/27		235,000	128,263

Total Pakistan (Cost: $321,409)				238,263

Panama—2.1%
Panama Government International Bonds
2.25%	09/29/32		200,000	154,162
3.16%	01/23/30		200,000	175,831
6.40%	02/14/35		400,000	418,720

Total Panama (Cost: $723,033)				748,713

Paraguay—0.5% (Cost: $177,388)
Paraguay Government International Bonds 3.85%(2)	06/28/33		200,000	174,680

Peru—1.5%
Peru Government International Bonds
2.78%	01/23/31		72,000	61,314
3.00%	01/15/34		580,000	478,964

Total Peru (Cost: $541,779)				540,278

Philippines—1.3%
Philippines Government International Bonds
2.95%	05/05/45		200,000	144,365
3.20%	07/06/46		200,000	149,015
3.56%	09/29/32		200,000	182,780

Total Philippines (Cost: $476,899)				476,160

Poland—1.1%
Republic of Poland Government International Bonds
4.88%	10/04/33		275,000	272,280
5.50%	04/04/53		130,000	132,314

Total Poland (Cost: $411,607)				404,594

Qatar—1.3%
QatarEnergy
2.25%(2)	07/12/31		200,000	167,040
3.13%(1)	07/12/41		200,000	152,455
3.30%(2)	07/12/51		200,000	146,695

Total Qatar (Cost: $464,123)				466,190

Romania—1.4%
Romania Government International Bonds
6.00%(1)	05/25/34		70,000	70,241
6.63%(1)	02/17/28		138,000	143,341
7.13%(1)	01/17/33		200,000	215,050
7.63%(1)	01/17/53		76,000	86,077

Total Romania (Cost: $481,294)				514,709

Saudi Arabia—2.7%
Gaci First Investment Co.
4.88%(2)	02/14/35		400,000	383,040
5.13%(2)	02/14/53		200,000	180,049
Greensaif Pipelines Bidco Sarl 6.13%(1)	02/23/38		400,000	410,720

Total Saudi Arabia (Cost: $1,047,298)				973,809

Senegal—0.2% (Cost: $60,569)
Senegal Government International Bonds 5.38%(1)	06/08/37	EUR	100,000	78,369

South Africa—1.6%
Eskom Holdings SOC Ltd. 8.45%(2)	08/10/28		$200,000	198,165
Republic of South Africa Government International Bonds 5.88%	06/22/30		200,000	188,134
Sasol Financing USA LLC 8.75%(1)	05/03/29		200,000	200,420

Total South Africa (Cost: $581,752)				586,719

South Korea—1.4%
Hyundai Capital America
5.50%(1)	03/30/26		120,000	119,584
5.60%(1)	03/30/28		180,000	179,332

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
POSCO 5.75%(1)	01/17/28	$200,000	$202,340

Total South Korea (Cost: $501,681)			501,256

Turkey—1.7%
Turkey Government International Bonds
5.75%	05/11/47	200,000	147,789
9.38%	01/19/33	250,000	264,675
9.88%	01/15/28	200,000	213,165

Total Turkey (Cost: $586,880)			625,629

Ukraine—0.3%
Ukraine Government International Bonds
7.25%(2),(3)	03/15/35	200,000	60,060
7.75%(2),(3)	09/01/27	100,000	31,625

Total Ukraine (Cost: $85,339)			91,685

United Arab Emirates—1.9%
Abu Dhabi Government International Bonds 3.13%(2)	09/30/49	200,000	146,340
Finance Department Government of Sharjah 6.50%(1)	11/23/32	200,000	208,026
Galaxy Pipeline Assets Bidco Ltd. 2.63%(1)	03/31/36	200,000	162,517
MDGH GMTN RSC Ltd. 3.40%(2)	06/07/51	200,000	151,740

Total United Arab Emirates (Cost: $651,962)			668,623

Uruguay—0.9% (Cost: $317,202)
Uruguay Government International Bonds 5.10%	06/18/50	320,000	320,535

Venezuela—0.3%
Venezuela Government International Bonds
9.25%(3),(6)	09/15/27	550,000	49,500
9.25%(2),(3),(6)	05/07/28	787,000	70,830

Total Venezuela (Cost: $413,469)			120,330

Zambia—0.9%
First Quantum Minerals Ltd. 8.63%(1)	06/01/31	200,000	205,500
Zambia Government International Bonds 5.38%(2),(3)	09/20/49	200,000	106,980

Total Zambia (Cost: $307,500)			312,480

Total Fixed Income Securities (Cost: $19,464,331)			19,083,165

		Shares
COMMON STOCK—42.0%

Brazil—1.6%
Cosan SA (ADR)		10,000	167,800
Gerdau SA (SP ADR)		42,000	258,300
Sendas Distribuidora SA (ADR)		11,000	157,960

Total Brazil (Cost: $504,422)			584,060

China—14.7%
Baidu, Inc.(7)		13,200	258,077
C&D International Investment Group Ltd.		60,000	163,104
Contemporary Amperex Technology Co. Ltd.		17,611	587,167
Country Garden Holdings Co. Ltd.(7)		750,000	151,948
Galaxy Entertainment Group Ltd.(7)		46,500	339,437
Guangshen Railway Co. Ltd.(7)		650,000	170,862
Hainan Drinda New Energy Technology Co. Ltd.		11,000	167,076
Hisense Visual Technology Co. Ltd.		55,000	166,306
HLA Group Corp. Ltd.		170,000	177,747
Joincare Pharmaceutical Group Industry Co. Ltd.		95,000	167,090
Kingsoft Corp. Ltd.		39,000	166,778
Lao Feng Xiang Co. Ltd.		18,000	157,401
Li Auto, Inc. (ADR)(7)		4,000	171,200
New Oriental Education & Technology Group, Inc.(7)		42,000	239,260
Orient Overseas International Ltd.		12,000	200,528
Ping An Insurance Group Co. of China Ltd.		141,200	1,028,914
Shanghai Bailian Group Co. Ltd.(7)		135,000	258,881
Sinotruk Hong Kong Ltd.		85,000	178,601
Swire Pacific Ltd.		24,000	200,627
Tencent Holdings Ltd.		7,300	331,737

Total China (Cost: $4,892,280)			5,282,741

France—1.9% (Cost: $198,360)
Hermes International		310	688,015

Great Britain—0.9% (Cost: $307,348)
TechnipFMC PLC(7)		17,000	311,780

India—4.4%
Apollo Hospitals Enterprise Ltd.		4,600	290,222
Avenue Supermarts Ltd.(7)		9,505	434,187
InterGlobe Aviation Ltd.(7)		5,500	173,291
KPIT Technologies Ltd.		38,000	502,172
Tata Chemicals Ltd.		13,000	167,810

Total India (Cost: $1,266,537)			1,567,682

Japan—1.3% (Cost: $406,822)
Socionext, Inc.		3,900	462,070

Russia—0.0%
Magnitogorsk Iron & Steel Works PJSC(6),(7)		580,000	576
Yandex NV(6),(7)		24,400	1,101

Total Russia (Cost: $1,370,247)			1,677

Saudi Arabia—0.9%
Advanced Petrochemical Co.		14,000	169,794
Mobile Telecommunications Co. Saudi Arabia		44,000	157,394

Total Saudi Arabia (Cost: $333,685)			327,188

Singapore—0.5% (Cost: $168,287)
Jardine Cycle & Carriage Ltd.		6,500	167,812

South Africa—1.0% (Cost: $457,763)
Clicks Group Ltd.		23,500	370,688

South Korea—3.2%
Doosan Bobcat, Inc.		4,000	183,486
Hankook Tire & Technology Co. Ltd.		6,000	182,168
HD Hyundai Co. Ltd.		3,500	169,144
Hyundai Steel Co.		9,000	255,142
Samsung Electronics Co. Ltd.		3,100	169,733
SK IE Technology Co. Ltd.(7)		2,100	176,778

Total South Korea (Cost: $1,102,562)			1,136,451

Taiwan—7.0%
Alchip Technologies Ltd.		9,900	630,144
Catcher Technology Co. Ltd.		26,000	143,773
E Ink Holdings, Inc.		108,000	774,557

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Shares	Value
eMemory Technology, Inc.	5,700	$337,773
Lite-On Technology Corp.	33,000	158,035
Pou Chen Corp.	170,000	169,045
Teco Electric & Machinery Co. Ltd.	90,000	154,306
Wistron Corp.	34,000	153,087

Total Taiwan (Cost: $1,967,607)		2,520,720

Turkey—1.9%
Ford Otomotiv Sanayi AS	4,700	165,750
KOC Holding AS	34,000	170,463
Turk Hava Yollari AO(7)	19,000	165,326
Turkiye Petrol Rafinerileri AS	45,000	172,830

Total Turkey (Cost: $654,287)		674,369

United States—0.6% (Cost: $161,400)
JBS SA	50,000	197,391

Uruguay—2.1% (Cost: $443,017)
MercadoLibre, Inc.(7)	620	767,591

Total Common Stock (Cost: $14,234,624)		15,060,235

PREFERRED STOCK—3.0%

Brazil—1.3%
Petroleo Brasileiro SA	49,000	320,449
Raizen SA	170,000	148,663

Total Brazil (Cost: $431,854)		469,112

South Korea—1.7%
Hyundai Motor Co.	3,900	331,721
LG Chem Ltd.	850	261,957

Total South Korea (Cost: $546,050)		593,678

Total Preferred Stock (Cost: $977,904)		1,062,790

MONEY MARKET INVESTMENTS—1.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.19%(8)	610,037	610,037

Total Money Market Investments (Cost: $610,037) 610,037
Purchased Options(9) (0.0%) (Cost: $8,073)		5,382

Total Investments (100.0%) (Cost: $35,294,969)		35,821,609
Excess Of Other Assets Over Liabilities (0.0%)		8,646

Total Net Assets (100.0%)		$35,830,255

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

PURCHASED OPTIONS—OTC
Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Currency Options
EUR Put / USD Call	BNP Paribas	EUR	1.09	9/27/23	900,000	900,000	$5,382	$8,073	$(2,691)

CREDIT DEFAULT SWAPS—BUY PROTECTION
Notional Amount(10)	Expiration Date		Counterparty & Reference Entity	Fixed Deal Pay Rate	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium Paid (Received)	Value(11)
OTC Swaps
$450,000	6/20/28	Barclays Capital	CDX.EM.39	1.0%	Quarterly	$(6,115)	$23,128	$17,013

Notes to the Schedule of Investments:
ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
PJSC	Private Joint-Stock Company.
EUR	Euro Currency.
USD	U.S. Dollar.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $6,582,882 or 18.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2023, the value of these securities amounted to $6,371,401 or 17.8% of net assets.
(3)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2023.
(5)	Perpetual maturity.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Rate disclosed is the 7-day net yield as of July 31, 2023.
(9)	See options table for description of purchased options.
(10)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(11)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

TCW Emerging Markets Multi-Asset Opportunities Fund Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Airlines	0.9%
Apparel	2.4
Auto Manufacturers	3.2
Auto Parts & Equipment	3.6
Building Materials	0.5
Chemicals	2.7
Commercial Services	0.7
Computers	0.4
Distribution &Wholesale	0.4
Electric	1.6
Electronics	2.2
Energy-Alternate Sources	0.9
Food	1.8
Foreign Government Bonds	36.6
Gas	0.4
Health Care-Services	0.8
Holding Companies—Diversified	1.0
Home Furnishings	0.9
Insurance	2.9
Internet	3.8
Investment Companies	2.0
Iron & Steel	2.0
Lodging	0.9
Machinery-Construction & Mining	0.5
Machinery-Diversified	0.4
Media	0.5
Metal Fabricate & Hardware	0.4
Mining	2.2
Oil & Gas	8.2
Oil & Gas Services	0.9
Pharmaceuticals	0.5
Pipelines	1.6
Real Estate	0.9
Retail	3.2
Semiconductors	4.5
Software	0.5
Telecommunications	0.4
Transportation	1.0
Money Market Investments	1.7

Total	100.0%

TCW Emerging Markets Multi-Asset Opportunities Fund Investments by Country (Unaudited)	July 31, 2023

Country	Percentage of Net Assets
Angola	0.7%
Argentina	0.9
Bahrain	1.2
Brazil	4.5
Chile	1.7
China	14.7
Colombia	2.7
Costa Rica	0.6
Dominican Republic	1.9
Ecuador	0.6
Egypt	1.5
El Salvador	0.9
France	1.9
Gabon	0.5
Ghana	0.8
Great Britain	0.9
Guatemala	0.6
Hungary	1.9
India	4.9
Indonesia	2.6
Israel	0.4
Ivory Coast	0.2
Japan	1.3
Jordan	1.1
Kazakhstan	1.5
Kenya	0.5
Mexico	2.8
Morocco	0.6
Nigeria	1.5
Oman	1.7
Pakistan	0.7
Panama	2.1
Paraguay	0.5
Peru	1.5
Philippines	1.3
Poland	1.1
Qatar	1.3
Romania	1.4
Russia	0.0 *
Saudi Arabia	3.6
Senegal	0.2
Singapore	0.5
South Africa	2.6
South Korea	6.3
Taiwan	7.0
Turkey	3.6
Ukraine	0.3
United Arab Emirates	1.9
United States	2.3
Uruguay	3.0
Venezuela	0.3
Zambia	0.9

Total	100.0%

*	Amount rounds to less than 0.1%.

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Auto Manufacturers	$—	$298,916	$—	$298,916
Building Materials	—	185,570	—	185,570
Chemicals	—	200,420	—	200,420
Electric	—	568,593	—	568,593
Energy-Alternate Sources	—	163,693	—	163,693
Foreign Government Bonds	—	13,005,978	120,330	13,126,308
Investment Companies	—	714,829	—	714,829
Iron & Steel	—	202,340	—	202,340
Media	—	168,460	—	168,460
Mining	—	786,158	—	786,158
Oil & Gas	—	2,094,641	—	2,094,641
Pipelines	—	573,237	—	573,237

Total Fixed Income Securities	—	18,962,835	120,330	19,083,165

Preferred Stock
Auto Manufacturers	—	331,721	—	331,721
Chemicals	—	261,956	—	261,956
Gas	148,664	—	—	148,664
Oil & Gas	320,449	—	—	320,449

Total Preferred Stock	469,113	593,677	—	1,062,790

Common Stock
Airlines	338,617	—	—	338,617
Apparel	169,045	688,016	—	857,061
Auto Manufacturers	336,951	178,601	—	515,552
Auto Parts & Equipment	182,168	1,089,339	—	1,271,507
Chemicals	346,572	167,810	—	514,382
Commercial Services	—	239,260	—	239,260
Computers	153,087	—	—	153,087
Distribution &Wholesale	157,960	—	—	157,960
Electronics	—	774,556	—	774,556
Energy-Alternate Sources	167,076	—	—	167,076
Food	197,391	434,188	—	631,579
Health Care-Services	—	290,222	—	290,222
Holding Companies - Diversified	170,462	200,627	—	371,089
Home Furnishings	324,342	—	—	324,342
Insurance	—	1,028,915	—	1,028,915
Internet	1,099,328	258,077	1,101	1,358,506
Iron & Steel	258,300	255,142	576	514,018
Lodging	—	339,437	—	339,437
Machinery-Construction & Mining	—	183,486	—	183,486
Machinery-Diversified	—	154,306	—	154,306
Metal Fabricate & Hardware	—	143,773	—	143,773
Oil & Gas Services	311,780	—	—	311,780
Oil & Gas	336,944	172,830	—	509,774
Pharmaceuticals	167,090	—	—	167,090
Real Estate	315,052	—	—	315,052
Retail	538,499	594,029	—	1,132,528
Semiconductors	—	1,599,719	—	1,599,719
Software	166,778	—	—	166,778
Telecommunications	157,394	—	—	157,394
Transportation	170,862	200,527	—	371,389

Total Common Stock	6,065,698	8,992,860	1,677	15,060,235

Purchased Options	—	5,382	—	5,382
Money Market Investments	610,037	—	—	610,037
Total Investments	$7,144,848	$28,554,754	$122,007	$35,821,609

Asset Derivatives Swap Agreements Interest Rate Risk	—	17,013	—	17,013

Total	$7,144,848	$28,571,767	$122,007	$35,838,622

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Shares	Value
COMMON STOCK—96.3% of Net Assets
Australia—3.8% (Cost: $1,256,166)
Goodman Group	80,817	$1,121,046

Canada— 8.6%
BSR Real Estate Investment Trust	21,367	277,985
Killam Apartment Real Estate Investment Trust	85,078	1,169,923
Minto Apartment Real Estate Investment Trust	92,557	1,059,703

Total Canada (Cost: $2,857,019)		2,507,611

Germany—4.5% (Cost: $1,227,385)
Stroeer SE & Co. KGaA	27,234	1,320,729

Japan—6.5%
Mitsubishi Estate Co. Ltd.	54,100	663,896
Mitsui Fudosan Co. Ltd.	25,200	518,406
Nippon Prologis REIT, Inc.	350	716,650

Total Japan (Cost: $2,308,033)		1,898,952

Singapore—2.0% (Cost: $674,108)
CapitaLand Investment Ltd.	231,100	592,364

Spain—4.4% (Cost: $1,337,823)
Cellnex Telecom SA	31,163	1,276,199

United Kingdom—2.4% (Cost: $803,549)
Segro PLC	70,545	693,087

United States— 64.1%
American Tower Corp.	7,143	1,359,384
Brixmor Property Group, Inc.	27,214	618,846
Equinix, Inc.	1,696	1,373,624
Gaming & Leisure Properties, Inc.	32,952	1,563,902
Independence Realty Trust, Inc.	70,935	1,208,732
Invitation Homes, Inc.	16,704	592,992
Kite Realty Group Trust	55,387	1,267,255
LXP Industrial Trust	131,413	1,323,329
Mid-America Apartment Communities, Inc.	4,560	682,450
Outfront Media, Inc.	37,555	580,600
Prologis, Inc.	12,970	1,618,008
Public Storage	3,900	1,098,825
Simon Property Group, Inc.	5,217	650,038
Taylor Morrison Home Corp.(1)	26,270	1,271,994
Travel & Leisure Co.	14,730	599,953
Ventas, Inc.	19,760	958,755
VICI Properties, Inc.	37,401	1,177,384
Wyndham Hotels & Resorts, Inc.	9,920	772,966

Total United States (Cost: $17,460,102)		18,719,037

Total Common Stock (Cost: $27,924,185)		28,129,025

Total Purchased Options(2) (0.3%) (Cost: $82,152)		88,200

MONEY MARKET INVESTMENTS—3.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.19%(3)	1,064,750	1,064,750

Total Money Market Investments (Cost: $1,064,750)		1,064,750

Total Investments (100.2%) (Cost: $29,071,087)		29,281,975

Liabilities In Excess Of Other Assets (-0.2%)		(59,138)

Net Assets (100.0%)		$29,222,837

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

PURCHASED OPTIONS—EXCHANGE TRADED

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Call
American Tower Corp.	$200.00	1/19/24	90	$1,712,790	$88,200	$82,152	$6,048

WRITTEN OPTIONS—EXCHANGE TRADED

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Call
American Tower Corp.	$230.00	1/19/24	(90)	$(1,712,790)	$(20,700)	$(19,867)	$(833)

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	See options table for description of purchased options.
(3)	Rate disclosed is the 7-day net yield as of July 31, 2023.

TCW Global Real Estate Fund Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Advertising	4.5%
Diversified Real Estate Activities	4.1
Health Care REITs	3.3
Homebuilding	4.4
Hotel & Resort REITs	2.7
Hotels, Resorts & Cruise Lines	2.1
Industrial REITs	18.6
Multi-Family Residential REITs	15.0
Other Specialized REITs	2.0
Purchased Options	0.3
Real Estate Operating Companies	2.0
Retail REITs	8.6
Single-Family Residential REITs	2.0
Specialized REITs	22.6
Wireless Telecommunication Services	4.4
Money Market Investments	3.6

Total	100.2%

TCW Global Real Estate Fund Investments by Country (Unaudited)	July 31, 2023

Country	Percentage of Net Assets
Australia	3.8%
Canada	8.6
Germany	4.5
Japan	6.5
Singapore	2.0
Spain	4.4
United Kingdom	2.4
United States	68.0

Total	100.2%

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Advertising	$—	$1,320,729	$—	$1,320,729
Diversified Real Estate Activities	—	1,182,302	—	1,182,302
Health Care REITs	958,755	—	—	958,755
Homebuilding	1,271,994	—	—	1,271,994
Hotel & Resort REITs	772,966	—	—	772,966
Hotels, Resorts & Cruise Lines	599,953	—	—	599,953
Industrial REITs	2,941,337	2,530,783	—	5,472,120
Multi-Family Residential REITs	4,398,793	—	—	4,398,793
Other Specialized REITs	580,600	—	—	580,600
Real Estate Operating Companies	—	592,364	—	592,364
Retail REITs	2,536,139	—	—	2,536,139
Single-Family Residential REITs	592,992	—	—	592,992
Specialized REITs	6,573,119	—	—	6,573,119
Wireless Telecommunication Services	—	1,276,199	—	1,276,199

Total Common Stock	21,226,648	6,902,377	—	28,129,025

Purchased Options	88,200	—	—	88,200
Money Market Investments	1,064,750	—	—	1,064,750

Total Investments	$22,379,598	$6,902,377	$—	$29,281,975

Liability Derivatives
Written Options Equity Risk	$(20,700)	$—	$—	$(20,700)

Total	$(20,700)	$—	$—	$(20,700)

TCW New America Premier Equities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Shares	Value
COMMON STOCK—100.1% of Net Assets
Advertising—2.1%
Trade Desk, Inc.(1)	41,979	$3,831,003

Aerospace & Defense—8.3%
HEICO Corp.	64,681	11,382,562
TransDigm Group, Inc.	4,365	3,927,278

		15,309,840

Application Software—17.1%
Constellation Software, Inc.	14,592	30,885,264
Lumine Group, Inc.(1)	43,739	695,504

		31,580,768

Data Processing & Outsourced Services—3.4%
Visa, Inc.	26,214	6,231,854

Electrical Equipment—3.8%
AMETEK, Inc.	44,002	6,978,717

Environmental & Facilities Services—5.7%
Waste Connections, Inc. (Canada)	74,704	10,545,964

Financial Exchanges & Data—10.7%
FactSet Research Systems, Inc.	13,785	5,997,027
MSCI, Inc.	11,754	6,442,132
S&P Global, Inc.	18,545	7,316,188

		19,755,347

Food Retail—3.4%
Alimentation Couche-Tard, Inc.	124,948	6,337,344

Industrial Conglomerates—4.2%
Roper Technologies, Inc.	15,891	7,835,058

Industrial Gases—3.9%
Linde PLC	18,255	7,131,681

Life Sciences Tools & Services—7.3%
Agilent Technologies, Inc.	22,895	2,787,924
Danaher Corp.	23,239	5,927,340
Mettler-Toledo International, Inc.(1)	3,856	4,848,804

		13,564,068

Personal Care Products—0.8%
Oddity Tech Ltd.(1)	26,943	1,435,792

Research & Consulting Services—3.9%
Wolters Kluwer NV (Netherlands)	56,788	7,150,992

Restaurants—0.1%
Cava Group, Inc.(1)	3,345	191,033

Semiconductors—5.8%
Broadcom, Inc.	11,941	10,730,780

Systems Software—15.0%
Microsoft Corp.	46,748	15,703,588
Oracle Corp.	102,217	11,982,899

		27,686,487

Transaction & Payment Processing Services—4.6%
Fiserv, Inc.(1)	68,035	8,586,697

Total Common Stock (Cost: $111,936,784)		184,883,425

MONEY MARKET INVESTMENTS—0.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.19%(2)	128,516	128,516

Total Money Market Investments (Cost: $128,516)		128,516

Total Investments (100.2%) (Cost: $112,065,300)		185,011,941

Liabilities In Excess Of Other Assets (-0.2%)		(289,490)

Net Assets (100.0%)		$184,722,451

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2023.

TCW New America Premier Equities Fund
Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Advertising	2.1%
Aerospace & Defense	8.3
Application Software	17.1
Data Processing & Outsourced Services	3.4
Electrical Equipment	3.8
Environmental & Facilities Services	5.7
Financial Exchanges & Data	10.7
Food Retail	3.4
Industrial Conglomerates	4.2
Industrial Gases	3.9
Life Sciences Tools & Services	7.3
Personal Care Products	0.8
Research & Consulting Services	3.9
Restaurants	0.1
Semiconductors	5.8
Systems Software	15.0
Transaction & Payment Processing Services	4.6
Money Market Investments	0.1

Total	100.2%

TCW New America Premier Equities Fund
Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Advertising	$3,831,003	$—	$—	$3,831,003
Aerospace & Defense	15,309,840	—	—	15,309,840
Application Software	31,580,768	—	—	31,580,768
Data Processing & Outsourced Services	6,231,854	—	—	6,231,854
Electrical Equipment	6,978,717	—	—	6,978,717
Environmental & Facilities Services	10,545,964	—	—	10,545,964
Financial Exchanges & Data	19,755,347	—	—	19,755,347
Food Retail	6,337,344	—	—	6,337,344
Industrial Conglomerates	7,835,058	—	—	7,835,058
Industrial Gases	7,131,681	—	—	7,131,681
Life Sciences Tools & Services	13,564,068	—	—	13,564,068
Personal Care Products	1,435,792	—	—	1,435,792
Research & Consulting Services	—	7,150,992	—	7,150,992
Restaurants	191,033	—	—	191,033
Semiconductors	10,730,780	—	—	10,730,780
Systems Software	27,686,487	—	—	27,686,487
Transaction & Payment Processing Services	8,586,697	—	—	8,586,697

Total Common Stock	177,732,433	7,150,992	—	184,883,425

Money Market Investments	128,516	—	—	128,516

Total Investments	$177,860,949	$7,150,992	$—	$185,011,941

TCW Relative Value Dividend Appreciation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Shares	Value
COMMON STOCK—99.4% of Net Assets
Aerospace & Defense—0.9%
Textron, Inc.	32,558	$2,532,036

Air Freight & Logistics—3.4%
United Parcel Service, Inc.—Class B.	49,543	9,270,982

Automobile Components—2.0%
BorgWarner, Inc.	118,077	5,490,580

Banks—7.6%
JPMorgan Chase & Co.	67,460	10,655,981
Wells Fargo & Co.	215,110	9,929,478

		20,585,459

Beverages—4.0%
Keurig Dr Pepper, Inc.	78,993	2,686,552
PepsiCo, Inc.	44,322	8,308,602

		10,995,154

Biotechnology—6.9%
AbbVie, Inc.	42,619	6,374,950
Amgen, Inc.	20,701	4,847,139
Gilead Sciences, Inc.	98,748	7,518,673

		18,740,762

Building Products—4.3%
Carlisle Cos., Inc.	10,526	2,917,807
Johnson Controls International PLC (Ireland)	127,875	8,893,706

		11,811,513

Capital Markets—10.1%
Ameriprise Financial, Inc.	23,682	8,251,993
Bank of New York Mellon Corp.	64,105	2,907,803
Blackstone, Inc.	39,786	4,169,175
Intercontinental Exchange, Inc.	52,375	6,012,650
Morgan Stanley	68,019	6,227,819

		27,569,440

Chemicals—3.3%
Corteva, Inc.	42,794	2,414,866
DuPont de Nemours, Inc.	85,367	6,627,040

		9,041,906

Consumer Staples Distribution & Retail—0.9%
Target Corp.	17,689	2,414,018

Electrical Equipment—2.9%
nVent Electric PLC (Ireland)	148,512	7,853,315

Electronic Equipment, Instruments & Components—1.2%
Corning, Inc.	92,346	3,134,223

Energy Equipment & Services—3.1%
Baker Hughes Co.	238,207	8,525,429

Entertainment—1.2%
Warner Bros Discovery, Inc.(1)	248,133	3,243,098

Food Products—0.3%
Conagra Brands, Inc.	22,882	750,758

Health Care Equipment & Supplies—1.7%
GE Healthcare, Inc.	58,757	4,583,046

Health Care Providers & Services—5.8%
Elevance Health, Inc.	16,137	7,610,693
McKesson Corp.	20,525	8,259,260

		15,869,953

Hotels, Restaurants & Leisure—2.3%
Darden Restaurants, Inc.	37,884	6,399,365

Household Durables—3.3%
Lennar Corp.	69,877	8,862,500

Independent Power and Renewable Electricity Producers—2.0%
AES Corp.	256,410	5,546,148

Industrial Conglomerates—3.5%
General Electric Co.	84,335	9,634,430

Insurance—2.2%
MetLife, Inc.	95,004	5,982,402

IT Services—2.8%
International Business Machines Corp.	53,662	7,736,987

Media—5.0%
Comcast Corp.	188,660	8,538,752
Fox Corp.	153,527	5,135,478

		13,674,230

Metals & Mining—1.5%
Freeport-McMoRan, Inc.	88,450	3,949,293

Oil, Gas & Consumable Fuels—3.3%
Chevron Corp.	13,536	2,215,302
Exxon Mobil Corp.	63,475	6,807,059

		9,022,361

Pharmaceuticals—3.9%
Johnson & Johnson	16,171	2,709,128
Novartis AG (SP ADR) (Switzerland)	75,000	7,867,500

		10,576,628

Retail REITs—2.3%
Simon Property Group, Inc.	50,904	6,342,638

Semiconductors & Semiconductor Equipment—4.4%
Broadcom, Inc.	13,257	11,913,403

Software—1.3%
Salesforce, Inc.(1)	16,103	3,623,336

Specialty Retail—2.0%
Dick’s Sporting Goods, Inc.	39,075	5,509,575

Total Common Stock (Cost: $168,284,997)		271,184,968

MONEY MARKET INVESTMENTS—0.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.19%(2)	1,241,033	1,241,033

Total Money Market Investments (Cost: $1,241,033)		1,241,033

Total Investments (99.9%) (Cost: $169,526,030)		272,426,001
Excess Of Other Assets Over Liabilities (0.1%)		317,479

Net Assets (100.0%)		$272,743,480

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2023.

TCW Relative Value Dividend Appreciation Fund

Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Aerospace & Defense	0.9%
Air Freight & Logistics	3.4
Automobile Components	2.0
Banks	7.6
Beverages	4.0
Biotechnology	6.9
Building Products	4.3
Capital Markets	10.1
Chemicals	3.3
Consumer Staples Distribution & Retail	0.9
Electrical Equipment	2.9
Electronic Equipment, Instruments & Components	1.2
Energy Equipment & Services	3.1
Entertainment	1.2
Food Products	0.3
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	5.8
Hotels, Restaurants & Leisure	2.3
Household Durables	3.3
Independent Power and Renewable Electricity Producers	2.0
Industrial Conglomerates	3.5
Insurance	2.2
IT Services	2.8
Media	5.0
Metals & Mining	1.5
Oil, Gas & Consumable Fuels	3.3
Pharmaceuticals	3.9
Retail REITs	2.3
Semiconductors & Semiconductor Equipment	4.4
Software	1.3
Specialty Retail	2.0
Money Market Investments	0.5

Total	99.9%

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,532,036	$—	$—	$2,532,036
Air Freight & Logistics	9,270,982	—	—	9,270,982
Automobile Components	5,490,580	—	—	5,490,580
Banks	20,585,459	—	—	20,585,459
Beverages	10,995,154	—	—	10,995,154
Biotechnology	18,740,762	—	—	18,740,762
Building Products	11,811,513	—	—	11,811,513
Capital Markets	27,569,440	—	—	27,569,440
Chemicals	9,041,906	—	—	9,041,906
Consumer Staples Distribution & Retail	2,414,018	—	—	2,414,018
Electrical Equipment	7,853,315	—	—	7,853,315
Electronic Equipment, Instruments & Components	3,134,223	—	—	3,134,223
Energy Equipment & Services	8,525,429	—	—	8,525,429
Entertainment	3,243,098	—	—	3,243,098
Food Products	750,758	—	—	750,758
Health Care Equipment & Supplies	4,583,046	—	—	4,583,046
Health Care Providers & Services	15,869,953	—	—	15,869,953
Hotels, Restaurants & Leisure	6,399,365	—	—	6,399,365
Household Durables	8,862,500	—	—	8,862,500
Independent Power and Renewable Electricity Producers	5,546,148	—	—	5,546,148
Industrial Conglomerates	9,634,430	—	—	9,634,430
Insurance	5,982,402	—	—	5,982,402
IT Services	7,736,987	—	—	7,736,987
Media	13,674,230	—	—	13,674,230
Metals & Mining	3,949,293	—	—	3,949,293
Oil, Gas & Consumable Fuels	9,022,361	—	—	9,022,361
Pharmaceuticals	10,576,628	—	—	10,576,628
Retail REITs	6,342,638	—	—	6,342,638
Semiconductors & Semiconductor Equipment	11,913,403	—	—	11,913,403
Software	3,623,336	—	—	3,623,336
Specialty Retail	5,509,575	—	—	5,509,575

Total Common Stock	271,184,968	—	—	271,184,968

Money Market Investments	1,241,033	—	—	1,241,033

Total Investments	$272,426,001	$—	$—	$272,426,001

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Shares	Value

COMMON STOCK—100.2% of Net Assets

Aerospace & Defense—2.5%
Textron, Inc.	39,923	$3,104,812

Air Freight & Logistics—2.9%
United Parcel Service, Inc.—Class B.	19,142	3,582,042

Automobiles—1.3%
General Motors Co.	43,111	1,654,169

Banks—4.0%
JPMorgan Chase & Co.	31,086	4,910,345

Beverages—3.4%
Keurig Dr Pepper, Inc.	38,078	1,295,033
PepsiCo, Inc.	15,649	2,933,561

		4,228,594

Biotechnology—5.7%
AbbVie, Inc.	17,823	2,665,965
Amgen, Inc.	7,862	1,840,887
Gilead Sciences, Inc.	33,444	2,546,426

		7,053,278

Building Products—3.0%
Johnson Controls International PLC (Ireland)	54,096	3,762,377

Capital Markets—7.9%
Ameriprise Financial, Inc.	9,363	3,262,537
Bank of New York Mellon Corp.	25,693	1,165,434
Intercontinental Exchange, Inc.	27,327	3,137,140
Morgan Stanley	24,500	2,243,220

		9,808,331

Chemicals—2.0%
DuPont de Nemours, Inc.	31,366	2,434,943

Communications Equipment—1.3%
Juniper Networks, Inc.	57,808	1,607,062

Consumer Staples Distribution & Retail—1.0%
Target Corp.	8,674	1,183,741

Electronic Equipment, Instruments & Components—4.0%
Corning, Inc.	39,334	1,334,996
Flex Ltd.(1)	130,567	3,572,313

		4,907,309

Energy Equipment & Services—2.5%
Baker Hughes Co.	86,764	3,105,284

Entertainment—1.5%
Warner Bros Discovery, Inc.(1)	141,533	1,849,836

Financial Services—2.6%
Apollo Global Management, Inc.	39,879	3,258,513

Financial Services—3.4%
Fiserv, Inc.(1)	33,761	4,260,976

Food Products—0.4%
Conagra Brands, Inc.	13,150	431,452

Health Care Equipment & Supplies—1.7%
GE Healthcare, Inc.	27,745	2,164,110

Health Care Providers & Services—7.5%
Centene Corp.(1)	50,307	3,425,403
McKesson Corp.	10,042	4,040,901
Molina Healthcare, Inc.(1)	6,081	1,851,604

		9,317,908

Hotels, Restaurants & Leisure—3.1%
Darden Restaurants, Inc.	22,906	3,869,282

Household Durables—3.9%
Lennar Corp.	38,559	4,890,438

Independent Power and Renewable Electricity Producers—1.6%
AES Corp.	91,900	1,987,797

Industrial Conglomerates—3.1%
General Electric Co.	33,241	3,797,452

Insurance—2.2%
MetLife, Inc.	42,961	2,705,254

IT Services—2.9%
Akamai Technologies, Inc.(1)	7,210	681,345
International Business Machines Corp.	20,013	2,885,474

		3,566,819

Media—5.2%
Comcast Corp.	87,169	3,945,269
Fox Corp.	50,902	1,702,672
Paramount Global—Class B	46,324	742,574

		6,390,515

Metals & Mining—2.1%
Freeport-McMoRan, Inc.	59,344	2,649,710

Multi-Utilities—0.9%
NiSource, Inc.	38,997	1,085,676

Oil, Gas & Consumable Fuels—2.6%
Exxon Mobil Corp.	30,131	3,231,248

Real Estate Management & Development—1.3%
Jones Lang LaSalle, Inc.(1)	9,910	1,650,510

Retail REITs—1.4%
Simon Property Group, Inc.	13,973	1,741,036

Semiconductors & Semiconductor Equipment—6.5%
Broadcom, Inc.	5,395	4,848,217
ON Semiconductor Corp.(1)	29,738	3,204,269

		8,052,486

Software—1.4%
Salesforce, Inc.(1)	7,438	1,673,624

Specialized REITs—1.2%
Weyerhaeuser Co.	44,255	1,507,325

Specialty Retail—2.2%
Dick’s Sporting Goods, Inc.	19,620	2,766,420

Total Common Stock (Cost: $71,304,059)		124,190,674

MONEY MARKET INVESTMENTS—0.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.19%(2)	88,855	88,855

Total Money Market Investments (Cost: $88,855)		88,855

Total Investments (100.3%) (Cost: $71,392,914)		124,279,529

Liabilities In Excess Of Other Assets (-0.3%)		(377,675)

Net Assets (100.0%)		$123,901,854

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2023.

TCW Relative Value Large Cap Fund Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Aerospace & Defense	2.5%
Air Freight & Logistics	2.9
Automobiles	1.3
Banks	4.0
Beverages	3.4
Biotechnology	5.7
Building Products	3.0
Capital Markets	7.9
Chemicals	2.0
Communications Equipment	1.3
Consumer Staples Distribution & Retail	1.0
Electronic Equipment, Instruments & Components	4.0
Energy Equipment & Services	2.5
Entertainment	1.5
Financial Services	6.0
Food Products	0.4
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	7.5
Hotels, Restaurants & Leisure	3.1
Household Durables	3.9
Independent Power and Renewable Electricity Producers	1.6
Industrial Conglomerates	3.1
Insurance	2.2
IT Services	2.9
Media	5.2
Metals & Mining	2.1
Multi-Utilities	0.9
Oil, Gas & Consumable Fuels	2.6
Real Estate Management & Development	1.3
Retail REITs	1.4
Semiconductors & Semiconductor Equipment	6.5
Software	1.4
Specialized REITs	1.2
Specialty Retail	2.2
Money Market Investments	0.1

Total	100.3%

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,104,812	$—	$—	$3,104,812
Air Freight & Logistics	3,582,042	—	—	3,582,042
Automobiles	1,654,169	—	—	1,654,169
Banks	4,910,345	—	—	4,910,345
Beverages	4,228,594	—	—	4,228,594
Biotechnology	7,053,278	—	—	7,053,278
Building Products	3,762,377	—	—	3,762,377
Capital Markets	9,808,331	—	—	9,808,331
Chemicals	2,434,943	—	—	2,434,943
Communications Equipment	1,607,062	—	—	1,607,062
Consumer Staples Distribution & Retail	1,183,741	—	—	1,183,741
Electronic Equipment, Instruments & Components	4,907,309	—	—	4,907,309
Energy Equipment & Services	3,105,284	—	—	3,105,284
Entertainment	1,849,836	—	—	1,849,836
Financial Services	7,519,489	—	—	7,519,489
Food Products	431,452	—	—	431,452
Health Care Equipment & Supplies	2,164,110	—	—	2,164,110
Health Care Providers & Services	9,317,908	—	—	9,317,908
Hotels, Restaurants & Leisure	3,869,282	—	—	3,869,282
Household Durables	4,890,438	—	—	4,890,438
Independent Power and Renewable Electricity Producers	1,987,797	—	—	1,987,797
Industrial Conglomerates	3,797,452	—	—	3,797,452
Insurance	2,705,254	—	—	2,705,254
IT Services	3,566,819	—	—	3,566,819
Media	6,390,515	—	—	6,390,515
Metals & Mining	2,649,710	—	—	2,649,710
Multi-Utilities	1,085,676	—	—	1,085,676
Oil, Gas & Consumable Fuels	3,231,248	—	—	3,231,248
Real Estate Management & Development	1,650,510	—	—	1,650,510
Retail REITs	1,741,036	—	—	1,741,036
Semiconductors & Semiconductor Equipment	8,052,486	—	—	8,052,486
Software	1,673,624	—	—	1,673,624
Specialized REITs	1,507,325	—	—	1,507,325
Specialty Retail	2,766,420	—	—	2,766,420

Total Common Stock	124,190,674	—	—	124,190,674

Money Market Investments	88,855	—	—	88,855

Total Investments	$124,279,529	$—	$—	$124,279,529

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Shares	Value
COMMON STOCK—99.3% of Net Assets

Aerospace & Defense—2.9%
Textron, Inc.	30,488	$2,371,052

Air Freight & Logistics—2.6%
CH Robinson Worldwide, Inc.	2,883	288,819
FedEx Corp.	6,726	1,815,684

		2,104,503

Automobile Components—2.4%
American Axle & Manufacturing Holdings, Inc.(1)	53,600	506,520
BorgWarner, Inc.	31,825	1,479,862

		1,986,382

Banks—5.8%
First Citizens BancShares, Inc.	993	1,421,281
Popular, Inc.	45,797	3,322,572

		4,743,853

Broadline Retail—1.2%
eBay, Inc.	21,949	976,950

Building Products—0.2%
Carlisle Cos., Inc.	666	184,615

Capital Markets—1.0%
Evercore, Inc.	6,152	830,889

Chemicals—2.5%
Corteva, Inc.	11,996	676,934
DuPont de Nemours, Inc.	17,462	1,355,575

		2,032,509

Communications Equipment—1.5%
Juniper Networks, Inc.	45,067	1,252,863

Construction & Engineering—2.0%
Arcosa, Inc.	20,783	1,604,032

Consumer Finance—1.3%
OneMain Holdings, Inc.	23,903	1,087,108

Consumer Staples Distribution & Retail—2.0%
Dollar Tree, Inc.(1)	7,023	1,083,860
Sprouts Farmers Market, Inc.(1)	13,748	539,609

		1,623,469

Electronic Equipment, Instruments & Components—5.2%
Avnet, Inc.	31,065	1,506,653
Flex Ltd.(1)	100,581	2,751,896

		4,258,549

Energy Equipment & Services—3.2%
Baker Hughes Co.	50,147	1,794,761
NOV, Inc.	41,751	838,360

		2,633,121

Entertainment—1.5%
Warner Bros Discovery, Inc.(1)	95,665	1,250,342

Financial Services—6.8%
Apollo Global Management, Inc.	33,671	2,751,257
Equitable Holdings, Inc.	60,264	1,728,974
FleetCor Technologies, Inc.(1)	4,404	1,096,200

		5,576,431

Food Products—0.4%
Conagra Brands, Inc.	10,437	342,438

Ground Transportation—0.3%
Hertz Global Holdings, Inc.(1)	12,034	202,773

Health Care Equipment & Supplies—1.0%
Envista Holdings Corp.(1)	23,163	797,039

Health Care Providers & Services—7.8%
Acadia Healthcare Co., Inc.(1)	24,240	1,915,687
Amedisys, Inc.(1)	3,799	345,101
Centene Corp.(1)	34,298	2,335,351
Henry Schein, Inc.(1)	12,145	956,905
Molina Healthcare, Inc.(1)	2,748	836,738

		6,389,782

Hotels, Restaurants & Leisure—3.8%
Darden Restaurants, Inc.	14,595	2,465,388
Travel & Leisure Co.	14,707	599,016

		3,064,404

Household Durables—7.9%
DR Horton, Inc.	15,882	2,017,332
Lennar Corp.	16,563	2,100,685
Toll Brothers, Inc.	28,468	2,286,834

		6,404,851

Independent Power and Renewable Electricity Producers—1.9%
AES Corp.	73,335	1,586,236

Insurance—4.8%
Arch Capital Group Ltd.(1)	37,740	2,932,021
Assured Guaranty Ltd.	16,008	956,958

		3,888,979

IT Services—1.4%
Akamai Technologies, Inc.(1)	4,749	448,781
DXC Technology Co.(1)	23,948	662,162

		1,110,943

Machinery—5.6%
AGCO Corp.	6,685	889,774
Manitowoc Co., Inc.(1)	67,869	1,229,786
Terex Corp.	8,934	523,800
Westinghouse Air Brake Technologies Corp.	16,249	1,924,532

		4,567,892

Marine Transportation—1.5%
Kirby Corp.(1)	14,669	1,195,230

Media—1.3%
Interpublic Group of Cos., Inc.	31,050	1,062,842

Metals & Mining—2.1%
Freeport-McMoRan, Inc.	38,885	1,736,215

Multi-Utilities—2.3%
NiSource, Inc.	24,389	678,990
Sempra	7,790	1,160,866

		1,839,856

Oil, Gas & Consumable Fuels—1.3%
ConocoPhillips	4,084	480,768
Marathon Petroleum Corp.	4,094	544,584

		1,025,352

Passenger Airlines—2.0%
United Airlines Holdings, Inc.(1)	30,136	1,636,686

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Shares	Value
Personal Care Products—1.7%
Coty, Inc.(1)	118,237	$1,423,573

Pharmaceuticals—1.2%
Perrigo Co. PLC	26,052	954,545

Professional Services—0.8%
Jacobs Solutions, Inc.	5,326	667,934

Real Estate Management & Development—1.9%
Jones Lang LaSalle, Inc.(1)	9,274	1,544,585

Retail REITs—2.1%
SITE Centers Corp.	123,110	1,729,695

Semiconductors & Semiconductor Equipment—0.4%
Analog Devices, Inc.	1,716	342,393

Specialized REITs—0.5%
Weyerhaeuser Co.	12,845	437,501

Specialty Retail—3.2%
Dick’s Sporting Goods, Inc.	8,976	1,265,616
Foot Locker, Inc.	19,375	520,606
Guess?, Inc.	16,755	351,687
Williams-Sonoma, Inc.	3,234	448,362

		2,586,271

Total Common Stock (Cost: $50,868,640)		81,054,683

MONEY MARKET INVESTMENTS—0.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.19%(2)	556,448	556,448

Total Money Market Investments (Cost: $556,448)		556,448

Total Investments (100.0%) (Cost: $51,425,088)		81,611,131
Excess Of Other Assets Over Liabilities (0.0%)		31,108

Net Assets (100.0%)		$81,642,239

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2023.

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Aerospace & Defense	2.9%
Air Freight & Logistics	2.6
Automobile Components	2.4
Banks	5.8
Broadline Retail	1.2
Building Products	0.2
Capital Markets	1.0
Chemicals	2.5
Communications Equipment	1.5
Construction & Engineering	2.0
Consumer Finance	1.3
Consumer Staples Distribution & Retail	2.0
Electronic Equipment, Instruments & Components	5.2
Energy Equipment & Services	3.2
Entertainment	1.5
Financial Services	6.8
Food Products	0.4
Ground Transportation	0.3
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	7.8
Hotels, Restaurants & Leisure	3.8
Household Durables	7.9
Independent Power and Renewable Electricity Producers	1.9
Insurance	4.8
IT Services	1.4
Machinery	5.6
Marine Transportation	1.5
Media	1.3
Metals & Mining	2.1
Multi-Utilities	2.3
Oil, Gas & Consumable Fuels	1.3
Passenger Airlines	2.0
Personal Care Products	1.7
Pharmaceuticals	1.2
Professional Services	0.8
Real Estate Management & Development	1.9
Retail REITs	2.1
Semiconductors & Semiconductor Equipment	0.4
Specialized REITs	0.5
Specialty Retail	3.2
Money Market Investments	0.7

Total	100.0%

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,371,052	$—	$—	$2,371,052
Air Freight & Logistics	2,104,503	—	—	2,104,503
Automobile Components	1,986,382	—	—	1,986,382
Banks	4,743,853	—	—	4,743,853
Broadline Retail	976,950	—	—	976,950
Building Products	184,615	—	—	184,615
Capital Markets	830,889	—	—	830,889
Chemicals	2,032,509	—	—	2,032,509
Communications Equipment	1,252,863	—	—	1,252,863
Construction & Engineering	1,604,032	—	—	1,604,032
Consumer Finance	1,087,108	—	—	1,087,108
Consumer Staples Distribution & Retail	1,623,469	—	—	1,623,469
Electronic Equipment, Instruments & Components	4,258,549	—	—	4,258,549
Energy Equipment & Services	2,633,121	—	—	2,633,121
Entertainment	1,250,342	—	—	1,250,342
Financial Services	5,576,431	—	—	5,576,431
Food Products	342,438	—	—	342,438
Ground Transportation	202,773	—	—	202,773
Health Care Equipment & Supplies	797,039	—	—	797,039
Health Care Providers & Services	6,389,782	—	—	6,389,782
Hotels, Restaurants & Leisure	3,064,404	—	—	3,064,404
Household Durables	6,404,851	—	—	6,404,851
Independent Power and Renewable Electricity Producers	1,586,236	—	—	1,586,236
Insurance	3,888,979	—	—	3,888,979
IT Services	1,110,943	—	—	1,110,943
Machinery	4,567,892	—	—	4,567,892
Marine Transportation	1,195,230	—	—	1,195,230
Media	1,062,842	—	—	1,062,842
Metals & Mining	1,736,215	—	—	1,736,215
Multi-Utilities	1,839,856	—	—	1,839,856
Oil, Gas & Consumable Fuels	1,025,352	—	—	1,025,352
Passenger Airlines	1,636,686	—	—	1,636,686
Personal Care Products	1,423,573	—	—	1,423,573
Pharmaceuticals	954,545	—	—	954,545
Professional Services	667,934	—	—	667,934
Real Estate Management & Development	1,544,585	—	—	1,544,585
Retail REITs	1,729,695	—	—	1,729,695
Semiconductors & Semiconductor Equipment	342,393	—	—	342,393
Specialized REITs	437,501	—	—	437,501
Specialty Retail	2,586,271	—	—	2,586,271

Total Common Stock	81,054,683	—	—	81,054,683

Money Market Investments	556,448	—	—	556,448

Total Investments	$81,611,131	$—	$—	$81,611,131

TCW Select Equities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Shares	Value

COMMON STOCK—97.6% of Net Assets
Broadline Retail—5.7%
Amazon.com, Inc.(1)	258,866	$34,605,207

Capital Markets—5.6%
Charles Schwab Corp.	157,535	10,413,064
S&P Global, Inc.	59,640	23,528,576

		33,941,640

Commercial Services & Supplies—2.0%
Waste Connections, Inc. (Canada)	85,628	12,088,105

Consumer Staples Distribution & Retail—3.2%
Costco Wholesale Corp.	34,472	19,327,416

Financial Services—9.7%
Mastercard, Inc.	54,487	21,483,134
PayPal Holdings, Inc.(1)	102,803	7,794,523
Visa, Inc.	123,909	29,456,887

		58,734,544

Health Care Equipment & Supplies—8.0%
Align Technology, Inc.(1)	22,486	8,497,234
Boston Scientific Corp.(1)	266,669	13,826,788
Dexcom, Inc.(1)	120,269	14,980,707
Intuitive Surgical, Inc.(1)	34,486	11,187,258

		48,491,987

Health Care Providers & Services—2.7%
UnitedHealth Group, Inc.	32,026	16,217,006

Interactive Media & Services—6.8%
Alphabet, Inc.—Class C(1)	310,495	41,329,990

IT Services—1.1%
Snowflake, Inc.(1)	38,171	6,783,368

Life Sciences Tools & Services—2.6%
IQVIA Holdings, Inc.(1)	71,028	15,893,225

Media—2.6%
Trade Desk, Inc.(1)	175,537	16,019,507

Pharmaceuticals—3.2%
Zoetis, Inc.	104,514	19,658,038

Professional Services—1.3%
TransUnion	98,160	7,822,370

Semiconductors & Semiconductor Equipment—12.6%
ASML Holding NV (Netherlands)	22,774	16,315,521
Enphase Energy, Inc.(1)	43,289	6,572,569
NVIDIA Corp.	115,243	53,851,902

		76,739,992

Software—21.1%
Adobe, Inc.(1)	35,048	19,142,166
Crowdstrike Holdings, Inc.(1)	81,394	13,158,154
Microsoft Corp.	112,399	37,757,072
Salesforce, Inc.(1)	92,774	20,875,078
ServiceNow, Inc.(1)	64,112	37,377,296

		128,309,766

Specialized REITs—2.6%
American Tower Corp.	83,753	15,939,033

Specialty Retail—4.6%
Home Depot, Inc.	47,297	15,789,631
Ulta Beauty, Inc.(1)	26,514	11,793,427

		27,583,058

Textiles, Apparel & Luxury Goods—2.2%
NIKE, Inc.—Class B	120,228	13,271,969

Total Common Stock (Cost: $212,472,365)		592,756,221

MONEY MARKET INVESTMENTS—2.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.19%(2)	16,052,872	16,052,872

Total Money Market Investments (Cost: $16,052,872)		16,052,872

Total Investments (100.3%) (Cost: $228,525,237)		608,809,093
Liabilities In Excess Of Other Assets (-0.3%)		(1,691,972)

Net Assets (100.0%)		$607,117,121

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2023.

TCW Select Equities Fund

Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Broadline Retail	5.7%
Capital Markets	5.6
Commercial Services & Supplies	2.0
Consumer Staples Distribution & Retail	3.2
Financial Services	9.7
Health Care Equipment & Supplies	8.0
Health Care Providers & Services	2.7
Interactive Media & Services	6.8
IT Services	1.1
Life Sciences Tools & Services	2.6
Media	2.6
Pharmaceuticals	3.2
Professional Services	1.3
Semiconductors & Semiconductor Equipment	12.6
Software	21.1
Specialized REITs	2.6
Specialty Retail	4.6
Textiles, Apparel & Luxury Goods	2.2
Money Market Investments	2.7

Total	100.3%

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Broadline Retail	$34,605,207	$—	$—	$34,605,207
Capital Markets	33,941,640	—	—	33,941,640
Commercial Services & Supplies	12,088,105	—	—	12,088,105
Consumer Staples Distribution & Retail	19,327,416	—	—	19,327,416
Financial Services	58,734,544	—	—	58,734,544
Health Care Equipment & Supplies	48,491,987	—	—	48,491,987
Health Care Providers & Services	16,217,006	—	—	16,217,006
Interactive Media & Services	41,329,990	—	—	41,329,990
IT Services	6,783,368	—	—	6,783,368
Life Sciences Tools & Services	15,893,225	—	—	15,893,225
Media	16,019,507	—	—	16,019,507
Pharmaceuticals	19,658,038	—	—	19,658,038
Professional Services	7,822,370	—	—	7,822,370
Semiconductors & Semiconductor Equipment	76,739,992	—	—	76,739,992
Software	128,309,766	—	—	128,309,766
Specialized REITs	15,939,033	—	—	15,939,033
Specialty Retail	27,583,058	—	—	27,583,058
Textiles, Apparel & Luxury Goods	13,271,969	—	—	13,271,969

Total Common Stock	592,756,221	—	—	592,756,221

Money Market Investments	16,052,872	—	—	16,052,872

Total Investments	$608,809,093	$—	$—	$608,809,093

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Options on equity securities and options on indexes were valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts. Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized as Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2023 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW DEVELOPING MARKETS EQUITY FUND	COMMON STOCK	TOTAL
Balance as of October 31, 2022	$257	$257
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)*	(39)	(39)
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of July 31, 2023	$218	$218

*

The change in unrealized appreciation (depreciation) on securities still held at July 31, 2023 was $(39) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW EMERGING MARKETS MULTI-ASSET OPPORTUNITIES FUND	COMMON STOCK	FOREIGN GOVERNMENT BONDS	TOTAL
Balance as of October 31, 2022	$1,958	$103,618	$105,576
Accrued Discounts (Premiums)	—	—	—
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)*	(281)	16,712	16,431
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of July 31, 2023	$1,677	$120,330	$122,007

*

The change in unrealized appreciation (depreciation) on securities still held at July 31, 2023 was $16,431 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

Significant unobservable valuation inputs for Level 3 investments as of July 31, 2023 are as follows:

Description	Fair Value at July 31, 2023	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Impact to Valuation If Input Increases
TCW Developing Markets Equity Fund
Common Stocks	$218	Third-party Vendor	Vendor Prices	$0.001- 0.0451	$0.003	Increase
TCW Emerging Markets Multi-Asset Opportunities Fund
Common Stocks	$1,677	Third-party Vendor	Vendor Prices	$0.001- 0.0451	$0.003	Increase
Foreign Government Bonds	$120,330	Third-party Vendor	Vendor Prices	$9.000	$9.000	Increase

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2023, the following Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Emerging Markets Multi-Asset Opportunities Fund

	Credit Risk	Equity Risk	Foreign Currency Risk	Total

Asset Derivatives

Investments(1)	$—	$—	$5,382	$5,382
Swap Agreements	17,013	—	—	17,013

Total Value	$17,013	$—	$5,382	$22,395

Notional Amounts(2)

Options Purchased	$—	$—	$1,018,000	$1,018,000

Swap Agreements	$450,000	$—	$—	$450,000

TCW Global Real Estate Fund

Asset Derivatives

Investments(1)	$—	$88,200	$—	$88,200

Total Value	$—	$88,200	$—	$88,200

Liability Derivatives

Written Options	$—	$(20,700)	$—	$(20,700)

Total Value	$—	$(20,700)	$—	$(20,700)

Number of Contracts(2)

Options Purchased	—	378	—	378
Options Written	—	378	—	378

(1)	Represents purchased options, at value.
(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended July 31, 2023.

Note 2 – Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended July 31, 2023.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2023.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2023.

Derivatives:

Forward Foreign Currency Contracts: The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding as of July 31, 2023.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There were no futures contracts outstanding at July 31, 2023 .

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended July 31, 2023, the TCW Global Real Estate Fund entered into option contracts to hedge the Fund’s investments from market volatility in the real estate sector.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement.

Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended July 31, 2023, the TCW Emerging Markets Multi-Asset Opportunities Fund used credit default swaps to limit certain credit exposure within the Fund.

Note 3 — Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended July 31, 2023 is listed after the Schedule of Investments.

Note 4 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at July 31, 2023.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES—101.4% of Net Assets
CORPORATE BONDS—27.4%

Aerospace & Defense—0.3%
Boeing Co.
1.43%	02/04/24	$2,650,000	$2,588,811
4.88%	05/01/25	560,000	553,336

			3,142,147

Agriculture—0.7%
BAT Capital Corp. (United Kingdom)
2.73%	03/25/31	695,000	554,499
4.39%	08/15/37	470,000	371,785
4.54%	08/15/47	1,270,000	945,929
4.76%	09/06/49	138,000	104,883
5.28%	04/02/50	1,285,000	1,055,521
5.65%	03/16/52	400,000	344,136
Imperial Brands Finance Netherlands BV 1.75%(1)	03/18/33	750,000	599,751
Imperial Brands Finance PLC (United Kingdom)
3.13%(2)	07/26/24	2,300,000	2,232,242
3.88%(2)	07/26/29	35,000	31,445
Reynolds American, Inc.
5.70%	08/15/35	260,000	245,411
5.85%	08/15/45	2,770,000	2,481,034

			8,966,636

Airlines—0.3%
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA 3.20%	10/25/25	1,500,000	1,471,290
U.S. Airways Pass-Through Trust Series 2012-2, Class A (EETC) 4.63%	12/03/26	375,214	356,686
United Airlines Pass-Through Trust Series 2023-1, Class A 5.80%	07/15/37	2,300,000	2,333,327

			4,161,303

Banks—10.6%
ABN AMRO Bank NV (Netherlands) 2.47% (1 yr. CMT + 1.100%)(2),(3)	12/13/29	1,700,000	1,444,065
Bank of America Corp.
1.66% (Secured Overnight Financing Rate + 0.910%)(3)	03/11/27	6,355,000	5,738,801
1.73% (Secured Overnight Financing Rate + 0.960%)(3)	07/22/27	2,535,000	2,272,729
1.92% (Secured Overnight Financing Rate + 1.370%)(3)	10/24/31	410,000	325,228
2.09% (Secured Overnight Financing Rate + 1.060%)(3)	06/14/29	2,200,000	1,889,206
2.30% (Secured Overnight Financing Rate + 1.220%)	07/21/32	3,595,000	2,875,676
2.50% (3 mo. USD Term SOFR + 1.252%)(3)	02/13/31	930,000	779,852
3.97% (3 mo. USD Term SOFR + 1.472%)(3)	02/07/30	1,125,000	1,047,246
Citigroup, Inc.
2.56% (Secured Overnight Financing Rate + 1.167%)(3)	05/01/32	2,060,000	1,683,292
2.57% (Secured Overnight Financing Rate + 2.107%)(3)	06/03/31	1,040,000	868,684
2.98% (Secured Overnight Financing Rate + 1.422%)	11/05/30	1,395,000	1,212,143
3.06% (Secured Overnight Financing Rate + 1.351%)	01/25/33	5,330,000	4,455,933
3.89% (3 mo. USD Term SOFR + 1.825%)(3)	01/10/28	2,570,000	2,438,750
4.41% (Secured Overnight Financing Rate + 3.914%)(3)	03/31/31	500,000	470,333
Goldman Sachs Group, Inc.
1.22%	12/06/23	4,225,000	4,158,541
1.43% (Secured Overnight Financing Rate + 0.798%)(3)	03/09/27	4,260,000	3,820,027
1.54% (Secured Overnight Financing Rate + 0.818%)(3)	09/10/27	1,585,000	1,400,347
1.95% (Secured Overnight Financing Rate + 0.913%)(3)	10/21/27	1,695,000	1,512,635
2.38% (Secured Overnight Financing Rate + 1.248%)	07/21/32	2,215,000	1,771,801
2.65% (Secured Overnight Financing Rate + 1.264%)(3)	10/21/32	465,000	377,798
HSBC Holdings PLC (United Kingdom)
1.59% (Secured Overnight Financing Rate + 1.290%)(3)	05/24/27	4,240,000	3,777,561
2.01% (Secured Overnight Financing Rate + 1.732%)(3)	09/22/28	1,900,000	1,642,075
2.21% (Secured Overnight Financing Rate + 1.285%)(3)	08/17/29	2,570,000	2,165,456
2.36% (Secured Overnight Financing Rate + 1.947%)(3)	08/18/31	940,000	756,587
6.33% (Secured Overnight Financing Rate + 2.650%)(3)	03/09/44	450,000	470,993
JPMorgan Chase & Co.
0.97% (3 mo. USD Term SOFR + 0.580%)(3)	06/23/25	6,625,000	6,327,935
1.56% (Secured Overnight Financing Rate + 0.605%)(3)	12/10/25	2,080,000	1,962,605
1.58% (Secured Overnight Financing Rate + 0.885%)(3)	04/22/27	3,110,000	2,801,301
1.95% (Secured Overnight Financing Rate + 1.065%)(3)	02/04/32	3,330,000	2,652,561
2.55% (Secured Overnight Financing Rate + 1.180%)	11/08/32	70,000	57,582

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount		Value
2.58% (3 mo. USD Term SOFR + 1.250%)(3)	04/22/32		$80,000	$66,425
2.74% (3 mo. USD Term SOFR + 1.510%)(3)	10/15/30		1,070,000	929,311
2.95% (Secured Overnight Financing Rate + 1.170%)(3)	02/24/28		750,000	691,335
Lloyds Banking Group PLC (United Kingdom)
1.63% (1 yr. CMT + 0.850%)(3)	05/11/27		1,500,000	1,333,725
3.57% (3 mo. USD LIBOR + 1.205%)(3)	11/07/28		860,000	784,776
3.87% (1 yr. CMT + 3.500%)(3)	07/09/25		1,600,000	1,566,133
4.98% (1 yr. CMT + 2.300%)(3)	08/11/33		465,000	436,904
Macquarie Group Ltd. (Australia)
1.34% (Secured Overnight Financing Rate + 1.069%)(2),(3)	01/12/27		2,275,000	2,037,539
2.87% (Secured Overnight Financing Rate + 1.532%)(2)	01/14/33		540,000	428,821
4.44% (Secured Overnight Financing Rate + 2.405%)(2),(3)	06/21/33		600,000	535,458
5.03% (3 mo. USD LIBOR + 1.750%)(2),(3)	01/15/30		505,000	492,339
Morgan Stanley
1.51% (Secured Overnight Financing Rate + 0.858%)(3)	07/20/27		1,955,000	1,739,012
1.79% (Secured Overnight Financing Rate + 1.034%)(3)	02/13/32		860,000	669,230
1.93% (Secured Overnight Financing Rate + 1.020%)(3)	04/28/32		2,510,000	1,962,499
2.24% (Secured Overnight Financing Rate + 1.178%)	07/21/32		555,000	441,913
2.48% (Secured Overnight Financing Rate + 1.360%)(3)	09/16/36		1,050,000	802,000
3.77% (3 mo. USD Term SOFR + 1.402%)(3)	01/24/29		2,190,000	2,053,169
NatWest Group PLC (United Kingdom)
4.27% (3 mo. USD LIBOR + 1.762%)(3)	03/22/25		3,140,000	3,101,755
PNC Financial Services Group, Inc.
5.07% (Secured Overnight Financing Rate + 1.933%)(3)	01/24/34		2,785,000	2,692,037
5.58% (Secured Overnight Financing Rate + 1.841%)(3)	06/12/29		615,000	616,335
Santander U.K. Group Holdings PLC (United Kingdom)
1.09% (Secured Overnight Financing Rate + 0.787%)(3)	03/15/25		3,265,000	3,146,742
1.67% (Secured Overnight Financing Rate + 0.989%)(3)	06/14/27		285,000	249,785
2.47% (Secured Overnight Financing Rate + 1.220%)(3)	01/11/28		465,000	408,916
2.90% (Secured Overnight Financing Rate + 1.475%)(3)	03/15/32		1,175,000	952,593
4.80% (3 mo. USD LIBOR +1.570%)(3)	11/15/24		960,000	954,583
5.00% (2)	11/07/23		2,460,000	2,448,514
U.S. Bancorp
4.84% (Secured Overnight Financing Rate + 1.600%)	02/01/34		2,815,000	2,651,336
5.84% (Secured Overnight Financing Rate + 2.260%)	06/12/34		710,000	720,969
5.85% (Secured Overnight Financing Rate + 2.090%)(3)	10/21/33		545,000	552,319
UBS Group AG (Switzerland)
0.63% (1)	01/18/33	CHF	515,000	398,191
1.31% (Secured Overnight Financing Rate Index + 0.980%)(2),(3)	02/02/27		$3,860,000	3,428,317
1.49% (1 yr. CMT + 0.850%)(2),(3)	08/10/27		765,000	671,402
2.13% (1 year EUR Swap + 1.600%)(1),(3)	10/13/26	CHF	165,000	171,708
2.59% (Secured Overnight Financing Rate + 1.560%)(2)	09/11/25		$400,000	384,320
3.09% (Secured Overnight Financing Rate + 1.730%)(2)	05/14/32		2,810,000	2,323,392
6.37% (Secured Overnight Financing Rate + 3.340%)(2),(3)	07/15/26		795,000	796,805
6.54% (Secured Overnight Financing Rate + 3.920%)(2)	08/12/33		3,420,000	3,580,760
7.75% (1 yr. EURIBOR ICE Swap + 4.950%)(1),(3)	03/01/29	CHF	505,000	621,643
9.02% (Secured Overnight Financing Rate + 5.020%)(2)	11/15/33		$5,065,000	6,156,005
Wells Fargo & Co.
2.16% (3 mo. USD Term SOFR + 1.012%)(3)	02/11/26		1,850,000	1,749,177
2.88% (3 mo. USD Term SOFR + 1.432%)(3)	10/30/30		285,000	246,901
3.35% (Secured Overnight Financing Rate + 1.500%)	03/02/33		4,915,000	4,219,233
3.53% (Secured Overnight Financing Rate + 1.510%)(3)	03/24/28		3,760,000	3,514,547
3.58% (3 mo. USD Term SOFR + 1.572%)(3)	05/22/28		1,320,000	1,233,625

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
4.90% (Secured Overnight Financing Rate + 2.100%)	07/25/33	$1,325,000	$1,270,559
5.01% (3 mo. USD Term SOFR + 4.502%)(3)	04/04/51	625,000	583,712

			129,974,513

Beverages—0.1%
Bacardi Ltd.
2.75%(2)	07/15/26	750,000	692,625
4.45%(2)	05/15/25	1,095,000	1,067,291

			1,759,916

Biotechnology—0.3%
Amgen, Inc.
5.25%	03/02/33	1,165,000	1,163,112
5.60%	03/02/43	1,165,000	1,159,478
5.65%	03/02/53	1,430,000	1,436,092

			3,758,682

Chemicals—0.3%
International Flavors & Fragrances, Inc.
1.80%	09/25/26	240,000	240,838
2.30%(2)	11/01/30	1,185,000	944,910
3.27%(2)	11/15/40	235,000	165,577
3.47%(2)	12/01/50	125,000	83,079
5.00%	09/26/48	2,040,000	1,746,720

			3,181,124

Commercial Services—0.2%
Global Payments, Inc.
4.88%	03/17/31	225,000	249,133
5.40%	08/15/32	710,000	696,823
5.95%	08/15/52	899,000	877,172

			1,823,128

Diversified Financial Services—1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.00%	10/29/28	3,225,000	2,815,428
3.30%	01/30/32	874,000	716,156
Air Lease Corp.
3.25%	03/01/25	1,300,000	1,246,368
3.63%	12/01/27	640,000	592,670
4.63%	10/01/28	1,500,000	1,425,975
Avolon Holdings Funding Ltd.
2.53%(2)	11/18/27	884,000	758,323
2.88%(2)	02/15/25	1,550,000	1,457,899
3.95%(2)	07/01/24	405,000	394,316
Capital One Financial Corp.
1.34% (Secured Overnight Financing Rate + 0.690%)(3)	12/06/24	2,535,000	2,485,491
Cboe Global Markets, Inc. 3.00%	03/16/32	595,000	508,404
Park Aerospace Holdings Ltd. (Ireland) 5.50%(2)	02/15/24	108,000	107,133

			12,508,163

Electric—1.3%
American Electric Power Co., Inc. 5.95%	11/01/32	450,000	469,971
Appalachian Power Co. 4.45%	06/01/45	690,000	574,625
Arizona Public Service Co. 3.35%	05/15/50	1,675,000	1,154,913
Duke Energy Corp.
3.75%	09/01/46	790,000	600,597
3.85%	06/15/34	800,000	812,553
Duke Energy Progress LLC
3.70%	10/15/46	1,325,000	1,030,426
5.25%	03/15/33	505,000	512,459
Indiana Michigan Power Co. 4.55%	03/15/46	920,000	811,359
ITC Holdings Corp. 2.95%(2)	05/14/30	2,000,000	1,719,475
Jersey Central Power & Light Co. 2.75%(2)	03/01/32	2,575,000	2,123,886
MidAmerican Energy Co. 5.80%	10/15/36	1,655,000	1,720,120
Public Service Co. of Colorado 5.25%	04/01/53	1,215,000	1,165,221
TenneT Holding BV (Netherlands)
2.75%(1)	05/17/42	775,000	749,291
4.50%(1)	10/28/34	410,000	481,166
4.75%(1)	10/28/42	1,015,000	1,230,669
Tucson Electric Power Co. 4.00%	06/15/50	1,500,000	1,161,525

			16,318,256

Engineering & Construction—0.1%
Cellnex Finance Co. SA (Spain) 2.00%(1)	09/15/32	900,000	797,091

Entertainment—0.5%
WarnerMedia Holdings, Inc.
4.28%	03/15/32	200,000	177,414
5.05%	03/15/42	3,135,000	2,614,747
5.14%	03/15/52	4,334,000	3,514,570

			6,306,731

Food—0.5%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%(2)	02/02/29	1,445,000	1,239,651
3.00%(2)	05/15/32	1,875,000	1,462,395
6.50%(2)	12/01/52	1,575,000	1,544,587
Pilgrim’s Pride Corp. 6.25%	07/01/33	545,000	541,834
Smithfield Foods, Inc. 2.63%(2)	09/13/31	2,565,000	1,890,302

			6,678,769

Gas—0.3%
KeySpan Gas East Corp.
3.59%(2)	01/18/52	1,150,000	776,883
5.82%(2)	04/01/41	1,551,000	1,495,040
5.99%(2)	03/06/33	530,000	532,332
Piedmont Natural Gas Co., Inc. 5.40%	06/15/33	705,000	703,512

			3,507,767

Health Care-Products—0.1%
DENTSPLY SIRONA, Inc. 3.25%	06/01/30	1,400,000	1,213,467
Medtronic Global Holdings SCA 1.50%	07/02/39	500,000	388,979

			1,602,446

Health Care-Services—1.1%
Centene Corp. 3.00%	10/15/30	3,888,000	3,256,511
CommonSpirit Health
2.78%	10/01/30	875,000	739,322
4.35%	11/01/42	440,000	378,479

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount		Value
Fresenius Finance Ireland PLC 0.88%(1)	10/01/31		$920,000	$763,823
Fresenius Medical Care U.S. Finance III, Inc. 1.88%(2)	12/01/26		1,650,000	1,443,354
HCA, Inc.
3.50%	07/15/51		746,000	514,119
3.63%(2)	03/15/32		1,156,000	1,004,807
4.13%	06/15/29		3,946,000	3,663,151
4.63%(2)	03/15/52		40,000	32,868
5.25%	06/15/49		600,000	540,479
5.38%	09/01/26		430,000	425,339
5.50%	06/15/47		1,315,000	1,222,950

				13,985,202

Insurance—1.3%
Aon Corp./Aon Global Holdings PLC
2.60%	12/02/31		940,000	780,397
3.90%	02/28/52		805,000	632,102
Athene Global Funding
1.99%(2)	08/19/28		4,000,000	3,311,200
2.72%(2)	01/07/29		240,000	200,623
3.21%(2)	03/08/27		815,000	729,824
Farmers Exchange Capital 7.20%(2)	07/15/48		1,495,000	1,525,896
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(2)	11/01/53		2,065,000	2,007,405
Metropolitan Life Global Funding I 5.15%(2)	03/28/33		780,000	776,106
Nationwide Mutual Insurance Co. 7.84% (3 mo. USD LIBOR + 2.290%)(2),(3)	12/15/24		4,000,000	3,999,431
New York Life Insurance Co. 3.75%(2)	05/15/50		70,000	52,971
Teachers Insurance & Annuity Association of America
3.30%(2)	05/15/50		430,000	297,449
4.27%(2)	05/15/47		130,000	106,740
Willis North America, Inc.
4.50%	09/15/28		1,445,000	1,386,180
5.35%	05/15/33		430,000	419,134

				16,225,458

Internet—0.4%
Meta Platforms, Inc.
4.45%	08/15/52		670,000	585,955
5.60%	05/15/53		1,855,000	1,911,522
Netflix, Inc. 4.63%	05/15/29		670,000	756,567
Tencent Holdings Ltd.(China)
3.68%(2)	04/22/41		825,000	629,285
3.84%(2)	04/22/51		30,000	21,699
3.98%(2)	04/11/29		740,000	689,813

				4,594,841

Media—0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%	06/01/52		1,000,000	655,120
4.80%	03/01/50		495,000	375,427
5.13%	07/01/49		1,080,000	848,988
5.25%	04/01/53		1,000,000	810,743
5.38%	04/01/38		1,475,000	1,268,057
5.38%	05/01/47		2,755,000	2,251,386
5.75%	04/01/48		1,028,000	881,580

				7,091,301

Miscellaneous Manufacturers—0.2%
General Electric Co. 5.80% (3 mo. USD LIBOR + 0.480%)	08/15/36		3,045,000	2,727,859

Oil & Gas—0.1%
Petroleos Mexicanos
5.95%	01/28/31		340,000	252,741
6.63%	06/15/35		237,000	168,655
6.75%	09/21/47		1,595,000	1,027,907
6.95%	01/28/60		315,000	200,025

				1,649,328

Packaging & Containers—0.3%
Berry Global, Inc.
1.57%	01/15/26		1,584,000	1,437,385
1.65%	01/15/27		1,716,000	1,490,627
4.88%(2)	07/15/26		580,000	561,455

				3,489,467

Pharmaceuticals—0.8%
Bayer U.S. Finance II LLC
4.38%(2)	12/15/28		4,023,000	3,852,429
4.63%(2)	06/25/38		500,000	436,869
4.88%(2)	06/25/48		2,430,000	2,154,151
CVS Health Corp.
5.05%	03/25/48		3,275,000	2,988,274
5.25%	02/21/33		968,000	963,267

				10,394,990

Pipelines—0.9%
Enbridge, Inc. 5.70%	03/08/33		350,000	355,096
Energy Transfer LP
5.00%	05/15/50		885,000	748,993
5.15%	03/15/45		1,870,000	1,586,321
5.40%	10/01/47		1,908,000	1,690,316
5.95%	10/01/43		630,000	594,859
Plains All American Pipeline LP/PAA Finance Corp. 3.80%	09/15/30		375,000	336,144
Rockies Express Pipeline LLC
4.95%(2)	07/15/29		2,000,000	1,839,220
6.88%(2)	04/15/40		350,000	320,250
Southern Natural Gas Co. LLC 7.35%	02/15/31		2,380,000	2,574,524
TC PipeLines LP 4.38%	03/13/25		710,000	690,735
TransCanada PipeLines Ltd. 6.10%	06/01/40		375,000	381,900

				11,118,358

Real Estate—0.2%
Annington Funding PLC (United Kingdom)
2.31%(1)	10/06/32		720,000	666,814
3.18%(1)	07/12/29		325,000	344,678
Blackstone Property Partners Europe Holdings Sarl (Luxembourg)
1.00%(1)	05/04/28		425,000	367,611
1.63%(1)	04/20/30		325,000	267,374
1.75%(1)	03/12/29		550,000	481,416
Vonovia Finance BV (Germany) 2.25%(1)	04/07/30		100,000	94,352
Vonovia SE (Germany)
1.00%(1)	06/16/33	EUR	300,000	233,828
1.50%(1)	06/14/41	EUR	300,000	192,790
5.00%(1)	11/23/30		$100,000	111,251

				2,760,114

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
REIT—2.6%
American Assets Trust LP 3.38%	02/01/31	$1,655,000	$1,293,465
American Homes 4 Rent LP
3.38%	07/15/51	730,000	482,260
3.63%	04/15/32	25,000	21,723
4.30%	04/15/52	595,000	467,188
American Tower Corp.
0.88%	05/21/29	725,000	659,265
1.00%	01/15/32	500,000	417,911
2.70%	04/15/31	310,000	256,579
5.55%	07/15/33	1,445,000	1,446,127
5.65%	03/15/33	880,000	888,958
CapitaLand Ascendas 0.75%(1)	06/23/28	870,000	780,708
Crown Castle, Inc. 3.25%	01/15/51	731,000	490,165
CubeSmart LP 3.00%	02/15/30	317,000	271,176
Digital Dutch Finco BV 1.25%(1)	02/01/31	1,830,000	1,584,958
Digital Intrepid Holding BV 1.38%(1)	07/18/32	105,000	88,065
Extra Space Storage LP
2.35%	03/15/32	1,245,000	981,635
2.40%	10/15/31	2,000,000	1,587,500
3.90%	04/01/29	250,000	231,678
GLP Capital LP/GLP Financing II, Inc.
3.25%	01/15/32	16,000	13,167
4.00%	01/15/30	528,000	461,669
4.00%	01/15/31	35,000	30,310
5.30%	01/15/29	1,280,000	1,227,827
5.75%	06/01/28	1,600,000	1,569,175
Healthcare Realty Holdings LP
2.00%	03/15/31	2,815,000	2,161,202
2.05%	03/15/31	164,000	121,808
3.10%	02/15/30	1,705,000	1,472,273
Hudson Pacific Properties LP
3.25%	01/15/30	655,000	431,855
3.95%	11/01/27	245,000	191,754
4.65%	04/01/29	135,000	105,803
5.95%	02/15/28	1,205,000	1,001,343
Invitation Homes Operating Partnership LP 2.00%	08/15/31	1,776,000	1,376,595
Kilroy Realty LP 2.65%	11/15/33	891,000	610,853
LXP Industrial Trust 2.38%	10/01/31	1,592,000	1,208,997
Physicians Realty LP 2.63%	11/01/31	940,000	733,491
Prologis Euro Finance LLC
0.50%	02/16/32	400,000	324,101
0.63%	09/10/31	100,000	84,181
1.00%	02/08/29	750,000	694,780
1.00%	02/16/41	400,000	247,909
4.25%	01/31/43	450,000	461,810
Realty Income Corp. 5.13%	07/06/34	620,000	701,491
SELP Finance Sarl (Luxembourg) 0.88%(1)	05/27/29	900,000	793,578
VICI Properties LP
4.95%	02/15/30	30,000	28,490
5.13%	05/15/32	1,503,000	1,416,668
5.63%	05/15/52	810,000	742,932
VICI Properties LP/VICI Note Co., Inc.
3.75%(2)	02/15/27	25,000	23,199
3.88%(2)	02/15/29	805,000	714,378
4.13%(2)	08/15/30	196,000	174,781
4.50%(2)	09/01/26	380,000	364,800
4.50%(2)	01/15/28	327,000	301,870
4.63%(2)	06/15/25	180,000	175,120

			31,917,571

Retail—0.1%
Tractor Supply Co. 5.25%	05/15/33	615,000	607,805

Savings & Loans—0.2%
Nationwide Building Society (United Kingdom)
2.97% (Secured Overnight Financing Rate + 1.290%)(2),(3)	02/16/28	1,630,000	1,474,563
4.36% (3 mo. USD LIBOR + 1.392%)(2),(3)	08/01/24	400,000	400,000

			1,874,563

Semiconductors—0.2%
Broadcom, Inc.
2.60%(2)	02/15/33	1,465,000	1,142,378
3.42%(2)	04/15/33	1,100,000	920,359

			2,062,737

Software—0.6%
Oracle Corp.
3.60%	04/01/50	2,000,000	1,422,964
3.80%	11/15/37	905,000	736,757
3.95%	03/25/51	2,803,000	2,109,902
6.90%	11/09/52	1,070,000	1,200,829
Take-Two Interactive Software, Inc. 4.00%	04/14/32	1,525,000	1,393,865

			6,864,317

Telecommunications—1.2%
AT&T, Inc.
4.85%	03/01/39	1,554,000	1,405,235
5.25%	03/01/37	1,340,000	1,290,554
Global Switch Finance BV (United Kingdom) 1.38%(1)	10/07/30	695,000	638,233
Qwest Corp. 7.25%	09/15/25	920,000	899,484
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.74%(2)	09/20/29	2,688,436	2,659,309
5.15%(2)	09/20/29	2,379,750	2,356,144
T-Mobile USA, Inc.
2.55%	02/15/31	1,882,000	1,565,078
3.88%	04/15/30	2,860,000	2,629,130
Vodafone Group PLC (United Kingdom) 4.88%	06/19/49	1,897,000	1,667,956

			15,111,123

Total Corporate Bonds (Cost: $362,264,831)			336,961,706

MUNICIPAL BONDS—0.5%
California Health Facilities Financing Authority, Revenue Bond 3.00%	08/15/51	955,000	719,111
City of New York, General Obligation Unlimited 3.00%	08/01/34	380,000	314,478

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Metropolitan Transportation Authority, Revenue Bond 5.18%	11/15/49	$335,000	$304,769
New York City Transitional Finance Authority Future Tax Secured Revenue 2.00%	08/01/35	1,000,000	725,847
2.40%	11/01/32	585,000	477,235
2.45%	11/01/34	2,485,000	1,949,175
Regents of the University of California Medical Center Pooled Revenue 3.26%	05/15/60	3,060,000	2,087,091

Total Municipal Bonds (Cost: $8,610,762)			6,577,706

ASSET-BACKED SECURITIES—6.9%
AGL CLO 7 Ltd. Series 2020-7A, Class BR 7.27% (3 mo. USD Term SOFR + 1.962%)(2),(3)	07/15/34	4,235,000	4,150,723
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94%(2)	08/15/46	3,372,000	2,950,533
AMMC CLO XIII Ltd. Series 2013-13A, Class A1R2 6.66% (3 mo. USD Term SOFR + 1.312%)(2),(3)	07/24/29	1,401,350	1,397,076
ARES LXII CLO Ltd. Series 2021-62A, Class B 7.26% (3 mo. USD Term SOFR + 1.912%)(2),(3)	01/25/34	4,000,000	3,916,724
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1 5.88% (30 day USD SOFR Average + 0.814%)(3)	12/26/35	280,577	277,858
CF Hippolyta Issuer LLC Series 2020-1, Class B1 2.28%(2)	07/15/60	3,909,918	3,338,662
CIFC Funding Ltd. Series 2021-7A, Class A1 6.74% (3 mo. USD Term SOFR + 1.392%)(2),(3)	01/23/35	4,300,000	4,258,935
Clover CLO LLC Series 2018-1A, Class A1R 6.71% (3 mo. USD Term SOFR + 1.382%)(2),(3)	04/20/32	4,300,000	4,284,636
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR 6.47% (3 mo. USD Term SOFR + 1.162%)(2),(3)	04/15/29	1,714,364	1,707,078
Edsouth Indenture No. 3 LLC Series 2012-2, Class A 5.91% (30 day USD SOFR Average + 0.844%)(2),(3)	04/25/39	158,634	157,522
Educational Funding of the South, Inc. Series 2011-1, Class A2 5.97% (90 day USD SOFR Average + 0.912%)(3)	04/25/35	142,752	142,743
Global SC Finance II SRL Series 2014-1A, Class A2 3.09%(2)	07/17/29	308,089	299,887
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class AR2 6.74% (3 mo. USD Term SOFR + 1.372%)(2),(3)	10/29/29	1,509,154	1,505,305
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(2)	01/17/73	1,057,579	946,936
JGWPT XXXII LLC Series 2014-2A, Class A 3.61%(2)	01/17/73	1,200,509	1,029,139
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A 6.73% (3 mo. USD Term SOFR + 1.412%)(2),(3)	04/19/33	4,320,000	4,311,727
Navient Private Education Refi Loan Trust Series 2021-GA, Class A 1.58%(2)	04/15/70	2,899,671	2,495,164
Navient Student Loan Trust Series 2014-3, Class A 5.80% (30 day USD SOFR Average + 0.734%)(3)	03/25/83	2,317,506	2,274,521
Navient Student Loan Trust Series 2014-4, Class A 5.80% (30 day USD SOFR Average + 0.734%)(3)	03/25/83	1,174,421	1,132,390
Nelnet Student Loan Trust Series 2014-4A, Class A2 6.13% (30 day USD SOFR Average + 1.064%)(2),(3)	11/25/48	2,823,202	2,798,752
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class B1 2.41%(2)	10/20/61	3,904,000	3,256,205
OCP CLO Ltd. Series 2020-19A, Class AR 6.74% (3 mo. USD Term SOFR + 1.412%)(2)	10/20/34	3,600,000	3,580,020
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class AARR 6.52% (3 mo. USD Term SOFR + 1.212%)(2),(3)	07/15/29	3,284,779	3,275,036
PHEAA Student Loan Trust Series 2015-1A, Class A 5.78% (30 day USD SOFR Average + 0.714%)(2),(3)	10/25/41	774,355	748,835
Skyline Aviation, Inc. Series 2004-1, Class A 3.23%(4),(5)	07/03/38	4,320,219	3,815,799
SLM Student Loan Trust Series 2003-7A, Class A5A 6.75% (3 mo. USD LIBOR + 1.200%)(2),(3)	12/15/33	1,568,366	1,527,049
SLM Student Loan Trust Series 2008-2, Class B 6.52% (90 day USD SOFR Average + 1.462%)(3)	01/25/83	710,000	708,082
SLM Student Loan Trust Series 2008-3, Class B 6.52% (90 day USD SOFR Average + 1.462%)(3)	04/26/83	710,000	655,437
SLM Student Loan Trust Series 2008-4, Class A4 6.97% (90 day USD SOFR Average + 1.912%)(3)	07/25/22	2,531,042	2,525,328
SLM Student Loan Trust Series 2008-4, Class B 7.17% (90 day USD SOFR Average + 2.112%)(3)	04/25/73	710,000	677,602
SLM Student Loan Trust Series 2008-5, Class B 7.17% (90 day USD SOFR Average + 2.112%)	07/25/73	710,000	692,990
SLM Student Loan Trust Series 2008-6, Class A4 6.42% (90 day USD SOFR Average + 1.362%)(3)	07/25/23	2,251,099	2,204,905

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
SLM Student Loan Trust Series 2008-6, Class B 7.17% (90 day USD SOFR Average + 2.112%)(3)	07/26/83	$710,000	$673,017
SLM Student Loan Trust Series 2008-7, Class B 7.17% (90 day USD SOFR Average + 2.112%)(3)	07/26/83	710,000	656,207
SLM Student Loan Trust Series 2011-2, Class A2 6.38% (30 day USD SOFR Average + 1.314%)(3)	10/25/34	1,277,890	1,272,145
SLM Student Loan Trust Series 2012-7, Class A3 5.83% (30 day USD SOFR Average + 0.764%)(3)	05/26/26	1,336,191	1,269,584
Store Master Funding I-VII XIV XIX XX Series 2021-1A, Class A1 2.12%(2)	06/20/51	1,830,729	1,531,446
U.S. Small Business Administration Series 2022-25G, Class 1 3.93%	07/01/47	6,002,512	5,644,185
U.S. Small Business Administration Series 2022-25H, Class 1 3.80%	08/01/47	3,421,145	3,178,160
U.S. Small Business Administration Series 2022-25J, Class 1 5.04%	10/01/47	3,455,146	3,463,818

Total Asset-backed Securities (Cost: $87,733,333)			84,732,161

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3 3.75%	04/25/33	4,045,000	3,724,297
Federal National Mortgage Association, Pool #AN0245 3.42%	11/01/35	1,778,938	1,647,338
Federal National Mortgage Association, Pool #BL6060 2.46%	04/01/40	1,840,000	1,303,755

Total Commercial Mortgage-Backed Securities—Agency (Cost: $7,773,062)			6,675,390

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—2.7%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3, Class A 6.41% (1 mo. USD Term SOFR + 1.184%)(2),(3)	08/15/34	3,882,000	3,831,363
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A 4.09%(2),(6)	08/10/38	1,930,000	1,688,251
Bank Series 2022-BNK42, Class A5 4.49%(6)	06/15/55	3,593,000	3,401,502
BPR Trust Series 2022-OANA, Class A 7.12% (1 mo. USD Term SOFR + 1.898%)(2),(3)	04/15/37	3,678,000	3,603,594
BX Commercial Mortgage Trust Series 2020-VIV4, Class A 2.84%(2)	03/09/44	2,415,000	2,008,575
BX Trust Series 2019-OC11, Class A 3.20%(2)	12/09/41	1,485,000	1,280,387
BXHPP Trust Series 2021-FILM, Class A 5.99% (1 mo. USD Term SOFR + 0.764%)(2),(3)	08/15/36	3,000,000	2,833,795
COMM Mortgage Trust Series 2015-CR27, Class A3 3.35%	10/10/48	1,840,022	1,766,202
CSAIL Commercial Mortgage Trust Series 2020-C19, Class A3 2.56%	03/15/53	3,004,000	2,481,909
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.23%(2)	07/10/39	2,185,000	1,885,774
Hudson Yards Mortgage Trust Series 2019-55HY, Class A 2.94%(2),(6)	12/10/41	1,180,000	995,768
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A 3.40%(2)	06/05/39	1,160,000	1,000,990
Manhattan West Mortgage Trust Series 2020-1MW, Class A 2.13%(2)	09/10/39	1,720,000	1,486,464
One Bryant Park Trust Series 2019-OBP, Class A 2.52%(2)	09/15/54	1,495,000	1,217,656
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1 3.87%(2),(6)	01/05/43	1,710,000	1,199,448
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B 4.14%(2),(6)	01/05/43	70,000	45,014
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class AS 3.58%	02/15/48	2,100,000	1,983,508

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $35,881,941)			32,710,200

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—35.7%
Federal Home Loan Mortgage Corp., Pool #A97179 4.50%	03/01/41	1,008,535	993,527
Federal Home Loan Mortgage Corp., Pool #G06360 4.00%	03/01/41	1,139,244	1,101,866
Federal Home Loan Mortgage Corp., Pool #G06498 4.00%	04/01/41	784,884	756,026
Federal Home Loan Mortgage Corp., Pool #G06499 4.00%	03/01/41	514,624	493,846
Federal Home Loan Mortgage Corp., Pool #G07849 3.50%	05/01/44	650,517	605,106
Federal Home Loan Mortgage Corp., Pool #G07924 3.50%	01/01/45	964,825	896,677
Federal Home Loan Mortgage Corp., Pool #G08710 3.00%	06/01/46	1,174,870	1,050,386
Federal Home Loan Mortgage Corp., Pool #G08711 3.50%	06/01/46	1,905,442	1,755,637
Federal Home Loan Mortgage Corp., Pool #G08715 3.00%	08/01/46	2,270,416	2,029,852
Federal Home Loan Mortgage Corp., Pool #G08716 3.50%	08/01/46	1,283,304	1,182,411
Federal Home Loan Mortgage Corp., Pool #G08721 3.00%	09/01/46	1,829,169	1,633,260
Federal Home Loan Mortgage Corp., Pool #G08722 3.50%	09/01/46	520,460	479,542
Federal Home Loan Mortgage Corp., Pool #G08726 3.00%	10/01/46	1,751,825	1,564,200
Federal Home Loan Mortgage Corp., Pool #G08732 3.00%	11/01/46	1,758,940	1,570,552
Federal Home Loan Mortgage Corp., Pool #G08792 3.50%	12/01/47	1,403,536	1,292,244
Federal Home Loan Mortgage Corp., Pool #G08816 3.50%	06/01/48	264,395	243,482
Federal Home Loan Mortgage Corp., Pool #G08826 5.00%	06/01/48	231,952	230,740
Federal Home Loan Mortgage Corp., Pool #G08843 4.50%	10/01/48	936,955	912,899

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp., Pool #G16584 3.50%	08/01/33	$1,053,487	$1,010,268
Federal Home Loan Mortgage Corp., Pool #G18592 3.00%	03/01/31	559,618	532,978
Federal Home Loan Mortgage Corp., Pool #G18670 3.00%	12/01/32	381,168	358,985
Federal Home Loan Mortgage Corp., Pool #G18713 3.50%	11/01/33	717,542	687,853
Federal Home Loan Mortgage Corp., Pool #G60038 3.50%	01/01/44	920,230	856,415
Federal Home Loan Mortgage Corp., Pool #G60344 4.00%	12/01/45	471,837	451,175
Federal Home Loan Mortgage Corp., Pool #G67700 3.50%	08/01/46	761,983	705,873
Federal Home Loan Mortgage Corp., Pool #G67706 3.50%	12/01/47	2,911,556	2,693,535
Federal Home Loan Mortgage Corp., Pool #G67707 3.50%	01/01/48	6,045,109	5,607,405
Federal Home Loan Mortgage Corp., Pool #G67711 4.00%	03/01/48	1,498,071	1,430,596
Federal Home Loan Mortgage Corp., Pool #G67718 4.00%	01/01/49	1,380,785	1,314,847
Federal Home Loan Mortgage Corp., Pool #Q05261 3.50%	12/01/41	1,021,245	952,427
Federal Home Loan Mortgage Corp., Pool #Q20178 3.50%	07/01/43	1,932,849	1,799,584
Federal Home Loan Mortgage Corp., Pool #QE0312 2.00%	04/01/52	5,324,273	4,310,338
Federal Home Loan Mortgage Corp., Pool #SD0231 3.00%	01/01/50	4,145,090	3,683,922
Federal Home Loan Mortgage Corp., Pool #SD7513 3.50%	04/01/50	524,802	483,309
Federal Home Loan Mortgage Corp., Pool #SD8178 2.50%	11/01/51	5,382,324	4,546,943
Federal Home Loan Mortgage Corp., Pool #SD8193 2.00%	02/01/52	7,935,137	6,430,451
Federal Home Loan Mortgage Corp., Pool #SD8194 2.50%	02/01/52	7,319,718	6,176,112
Federal Home Loan Mortgage Corp., Pool #SD8205 2.50%	04/01/52	2,142,036	1,805,791
Federal Home Loan Mortgage Corp., Pool #SD8212 2.50%	05/01/52	7,661,351	6,458,713
Federal Home Loan Mortgage Corp., Pool #ZM1779 3.00%	09/01/46	1,110,981	990,763
Federal Home Loan Mortgage Corp., Pool #ZT1703 4.00%	01/01/49	940,109	893,362
Federal Home Loan Mortgage Corp. REMICS Series 2439, Class KZ 6.50%	04/15/32	55,128	56,628
Federal Home Loan Mortgage Corp. REMICS Series 2575, Class FD (PAC) 5.63% (30 day USD SOFR Average + 0.564%)(3)	02/15/33	149,400	147,647
Federal Home Loan Mortgage Corp. REMICS Series 2662, Class MT (TAC) 4.50%	08/15/33	48,823	47,771
Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F) 1.23% (-30 day USD SOFR Average + 6.296%)(3)	05/15/37	7,441	542
Federal Home Loan Mortgage Corp. REMICS Series 3339, Class JS (I/F) 9.15% (-30 day USD SOFR Average + 42.091%)(3)	07/15/37	188,427	247,938
Federal Home Loan Mortgage Corp. REMICS Series 3351, Class ZC 5.50%	07/15/37	143,522	141,305
Federal Home Loan Mortgage Corp. REMICS Series 3380, Class SM (I/O) (I/F) 1.23% (-30 day USD SOFR Average + 6.296%)(3)	10/15/37	218,944	20,435
Federal Home Loan Mortgage Corp. REMICS Series 3382, Class FL 5.88% (30 day USD SOFR Average + 0.814%)(3)	11/15/37	56,943	56,697
Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F) 0.72% (-30 day USD SOFR Average + 5.786%)	04/15/38	875,794	46,624
Federal Home Loan Mortgage Corp. REMICS Series 3578, Class DI (I/O) (I/F) 1.47% (-30 day USD SOFR Average + 6.536%)(3)	04/15/36	324,293	19,560
Federal Home Loan Mortgage Corp. REMICS Series 4818, Class CA 3.00%	04/15/48	441,988	389,337
Federal National Mortgage Association, Pool #596686 6.50%	11/01/31	8,308	8,371
Federal National Mortgage Association, Pool #727575 5.00%	06/01/33	11,684	11,470
Federal National Mortgage Association, Pool #748751 5.50%	10/01/33	32,998	32,561
Federal National Mortgage Association, Pool #AB2127 3.50%	01/01/26	137,650	134,600
Federal National Mortgage Association, Pool #AL0209 4.50%	05/01/41	295,282	289,722
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	265,857	278,994
Federal National Mortgage Association, Pool #AS9830 4.00%	06/01/47	500,223	474,853
Federal National Mortgage Association, Pool #BN7755 3.00%	09/01/49	2,753,824	2,448,304
Federal National Mortgage Association, Pool #BQ6913 2.00%	12/01/51	8,762,164	7,104,349
Federal National Mortgage Association, Pool #BQ7006 2.00%	01/01/52	7,139,167	5,786,194
Federal National Mortgage Association, Pool #BV8464 3.00%	04/01/52	4,018,394	3,522,384
Federal National Mortgage Association, Pool #CA1710 4.50%	05/01/48	1,287,315	1,253,240
Federal National Mortgage Association, Pool #CA1711 4.50%	05/01/48	913,471	889,291
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48	728,354	709,075
Federal National Mortgage Association, Pool #CA2327 4.00%	09/01/48	438,864	419,418
Federal National Mortgage Association, Pool #CB0610 2.50%	05/01/51	7,014,153	5,946,036
Federal National Mortgage Association, Pool #CB2313 2.50%	12/01/51	7,624,496	6,473,082

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association, Pool #CB3289 2.00%	04/01/52	$9,734,524	$7,926,200
Federal National Mortgage Association, Pool #FM2318 3.50%	09/01/49	268,922	247,996
Federal National Mortgage Association, Pool #FM2870 3.00%	03/01/50	1,790,134	1,590,970
Federal National Mortgage Association, Pool #FS1598 2.00%	04/01/52	7,990,529	6,468,607
Federal National Mortgage Association, Pool #MA1146 4.00%	08/01/42	582,492	556,591
Federal National Mortgage Association, Pool #MA1561 3.00%	09/01/33	1,169,569	1,095,943
Federal National Mortgage Association, Pool #MA1584 3.50%	09/01/33	1,726,899	1,646,838
Federal National Mortgage Association, Pool #MA3182 3.50%	11/01/47	303,446	279,056
Federal National Mortgage Association, Pool #MA4093 2.00%	08/01/40	4,099,537	3,485,573
Federal National Mortgage Association, Pool #MA4152 2.00%	10/01/40	5,118,802	4,350,072
Federal National Mortgage Association, Pool #MA4281 2.00%	03/01/51	7,371,390	5,995,140
Federal National Mortgage Association, Pool #MA4387 2.00%	07/01/41	2,799,496	2,364,310
Federal National Mortgage Association, Pool #MA4465 2.00%	11/01/51	2,170,250	1,759,211
Federal National Mortgage Association, Pool #MA4512 2.50%	01/01/52	7,998,208	6,746,336
Federal National Mortgage Association, Pool #MA4548 2.50%	02/01/52	7,352,629	6,203,926
Federal National Mortgage Association, Pool #MA4579 3.00%	04/01/52	7,258,177	6,363,561
Federal National Mortgage Association REMIC Trust Series 2004-W10, Class A6 (PAC) 5.75%	08/25/34	645,486	643,369
Federal National Mortgage Association REMICS Series 2001-14, Class SH (I/F) 9.68% (-30 day USD SOFR Average + 27.424%)(3)	03/25/30	44,704	50,243
Federal National Mortgage Association REMICS Series 2001-34, Class FV 5.68% (30 day USD SOFR Average + 0.614%)(3)	08/25/31	60,314	60,184
Federal National Mortgage Association REMICS Series 2007-89, Class GF 5.70% (30 day USD SOFR Average + 0.634%)(3)	09/25/37	270,999	268,116
Federal National Mortgage Association REMICS Series 2008-30, Class SA (I/O) (I/F) 1.67% (-30 day USD SOFR Average + 6.736%)(3)	04/25/38	46,534	4,697
Federal National Mortgage Association REMICS Series 2008-62, Class SN (I/O) (I/F) 1.02% (-30 day USD SOFR Average + 6.086%)(3)	07/25/38	45,544	2,532
Federal National Mortgage Association REMICS Series 2009-64, Class TB 4.00%	08/25/29	492,693	477,783
Federal National Mortgage Association REMICS Series 2009-68, Class SA (I/O) (I/F) 1.57% (-30 day USD SOFR Average + 6.636%)(3)	09/25/39	35,779	3,873
Federal National Mortgage Association REMICS Series 2010-26, Class AS (I/O) (I/F) 1.15% (-30 day USD SOFR Average + 6.216%)(3)	03/25/40	529,811	28,986
Federal National Mortgage Association REMICS Series 2011-111, Class DB 4.00%	11/25/41	1,127,732	1,078,547
Federal National Mortgage Association REMICS Series 2018-38, Class LA 3.00%	06/25/48	854,841	756,354
Federal National Mortgage Association REMICS Series 2018-43, Class CT 3.00%	06/25/48	636,119	566,255
Federal National Mortgage Association REMICS Series 2019-79, Class FA 5.68% (30 day USD SOFR Average + 0.614%)(3)	01/25/50	1,492,833	1,453,987
Government National Mortgage Association, Pool #608259 4.50%	08/15/33	15,682	15,333
Government National Mortgage Association, Pool #782114 5.00%	09/15/36	56,565	56,933
Government National Mortgage Association, Pool #MA3521 3.50%	03/20/46	865,930	810,380
Government National Mortgage Association, Pool #MA3597 3.50%	04/20/46	834,173	780,660
Government National Mortgage Association, Pool #MA3662 3.00%	05/20/46	373,966	338,116
Government National Mortgage Association, Pool #MA3663 3.50%	05/20/46	822,672	769,896
Government National Mortgage Association, Pool #MA4126 3.00%	12/20/46	2,234,037	2,016,381
Government National Mortgage Association, Pool #MA4127 3.50%	12/20/46	1,174,849	1,097,278
Government National Mortgage Association, Pool #MA4196 3.50%	01/20/47	686,052	640,754
Government National Mortgage Association, Pool #MA4454 5.00%	05/20/47	284,470	285,872
Government National Mortgage Association, Pool #MA4510 3.50%	06/20/47	332,595	310,181
Government National Mortgage Association, Pool #MA4589 5.00%	07/20/47	669,683	672,566
Government National Mortgage Association, Pool #MA4722 5.00%	09/20/47	222,535	223,424
Government National Mortgage Association, Pool #MA4777 3.00%	10/20/47	268,296	242,254
Government National Mortgage Association, Pool #MA4836 3.00%	11/20/47	1,042,944	940,356
Government National Mortgage Association, Pool #MA4837 3.50%	11/20/47	2,156,656	2,009,542
Government National Mortgage Association, Pool #MA4838 4.00%	11/20/47	622,628	595,195
Government National Mortgage Association, Pool #MA4901 4.00%	12/20/47	1,056,929	1,010,359
Government National Mortgage Association, Pool #MA5078 4.00%	03/20/48	748,880	715,742
Government National Mortgage Association, Pool #MA5399 4.50%	08/20/48	1,489,421	1,452,906
Government National Mortgage Association, Pool #MA5466 4.00%	09/20/48	51,446	49,101

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Government National Mortgage Association, Pool #MA5467 4.50%	09/20/48	$90,506	$88,367
Government National Mortgage Association, Pool #MA6030 3.50%	07/20/49	77,000	69,750
Government National Mortgage Association, Pool #MA6209 3.00%	10/20/49	569,415	494,543
Government National Mortgage Association REMICS Series 2008-27, Class SI (I/O) (I/F) 1.10% (-1 mo. USD Term SOFR + 6.356%)(3)	03/20/38	146,115	15,066
Government National Mortgage Association REMICS Series 2008-81, Class S (I/O) (I/F) 0.83% (-1 mo. USD Term SOFR + 6.086%)(3)	09/20/38	563,974	54,455
Government National Mortgage Association REMICS Series 2010-1, Class S (I/O) (I/F) 0.38% (- 1 mo. USD Term SOFR + 5.636%)(3)	01/20/40	825,312	61,908
Government National Mortgage Association REMICS Series 2018-124, Class NW 3.50%	09/20/48	758,194	696,621
Government National Mortgage Association, TBA
2.50%(7)	12/01/51	18,600,000	16,050,290
4.50%(7)	04/01/53	6,250,000	6,012,451
5.00%(7)	04/01/53	2,975,000	2,916,368
Uniform Mortgage-Backed Security, TBA
2.00%(7)	12/01/51	34,200,000	27,686,450
2.50%(7)	01/01/52	30,450,000	25,666,448
3.00%(7)	03/01/52	35,425,000	31,017,698
3.50%(7)	04/01/52	13,875,000	12,572,864
4.00%(7)	06/01/52	24,100,000	22,517,495
4.50%(7)	04/01/53	35,825,000	34,318,114
5.00%(7)	04/01/53	47,350,000	46,273,477
5.50%(7)	04/01/53	26,100,000	25,934,837

Total Residential Mortgage-Backed Securities—Agency (Cost: $458,219,346)			439,886,013

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—5.9%
Ajax Mortgage Loan Trust Series 2019-F, Class A1 2.86%(2)	07/25/59	1,912,060	1,794,306
Bayview MSR Opportunity Master Fund Trust Series 2021-5, Class A5 2.50%(2),(6)	11/25/51	4,047,580	3,481,827
CIM Trust Series 2021-J1, Class A1 2.50%(2),(6)	03/25/51	9,577,573	7,686,003
Citigroup Mortgage Loan Trust, Inc. Series 2005-5, Class 2A2 5.75%(5)	08/25/35	150,110	106,761
Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1, Class A1 5.70% (1 mo. USD Term SOFR + 0.404%)(2),(3)	09/25/36	6,294,966	5,991,759
CSMC Trust Series 2018-RPL9, Class A 3.85%(2),(6)	09/25/57	2,258,228	2,114,718
CSMC Trust Series 2022-ATH2, Class A1 4.55%(2),(6)	05/25/67	3,496,279	3,351,015
Fremont Home Loan Trust Series 2005-E, Class 2A4 6.07% (1 mo. USD Term SOFR + 0.774%)(3)	01/25/36	4,865,203	4,560,275
GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A 3.75%(2)	10/25/57	1,885,647	1,781,336
GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A6 2.50%(2),(6)	12/25/51	3,721,316	3,201,467
GSAA Home Equity Trust Series 2005-11, Class 2A2 6.05% (1 mo. USD Term SOFR + 0.754%)(3)	10/25/35	745,487	728,665
IndyMac INDX Mortgage Loan Trust Series 2005-AR6, Class 2A1 5.89% (1 mo. USD Term SOFR + 0.594%)(3)	04/25/35	447,909	363,157
JPMorgan Mortgage Trust Series 2021-14, Class A3 2.50%(2),(6)	05/25/52	4,922,670	3,965,826
JPMorgan Mortgage Trust Series 2021-INV3, Class A3 2.50%(2),(6)	12/25/51	7,222,960	6,225,316
JPMorgan Mortgage Trust Series 2022-1, Class A3 2.50%(2),(6)	07/25/52	8,578,061	6,889,256
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-WMC2, Class M1 6.33% (1 mo. USD Term SOFR + 1.029%)(3)	07/25/34	546,565	510,913
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A 5.65%(6)	04/25/34	75,587	73,476
Option One Mortgage Loan Trust Series 2005-2, Class M1 6.07% (1 mo. USD Term SOFR + 0.774%)(3)	05/25/35	97,412	97,055
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M3 6.24% (1 mo. USD Term SOFR + 0.939%)(3)	07/25/35	10,000,000	9,308,492
Starwood Mortgage Residential Trust Series 2021-3, Class A1 1.13%(2),(6)	06/25/56	2,409,095	1,943,703
Structured Asset Investment Loan Trust Series 2004-6, Class A3 6.21% (1 mo. USD Term SOFR + 0.914%)(3)	07/25/34	1,748,681	1,699,583
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 5A4 5.65%(6)	11/25/33	163,738	157,714
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR15, Class A1A1 5.93% (1 mo. USD Term SOFR + 0.634%)(3)	11/25/45	4,081,814	3,592,750
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR3, Class A2 4.07%(6)	03/25/35	476,513	466,710
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 2A1 6.00%(5)	07/25/37	42,472	36,456
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2004-2, Class A33 6.41% (1 mo. USD Term SOFR + 1.114%)(3)	10/25/34	2,486,195	2,440,853

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2005-3, Class M6 6.42% (1 mo. USD Term SOFR + 1.119%)(3)	11/25/35	$188,607	$188,450

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $78,094,499)			72,757,842

U.S. TREASURY SECURITIES—19.6%
U.S. Treasury Bonds
2.00%	11/15/41	5,087,000	3,647,091
3.63%	05/15/53	32,093,000	29,989,404
3.88%	05/15/43	78,970,000	75,367,665
U.S. Treasury Inflation-Indexed Notes
1.13%	01/15/33	9,212,602	8,809,662
1.25%	04/15/28	8,020,567	7,785,277
U.S. Treasury Notes
3.38%	05/15/33	20,384,000	19,446,018
4.00%	06/30/28	35,230,000	34,952,013
4.13%	07/31/28	53,055,000	52,961,739
4.75%	07/31/25	8,800,000	8,786,991

Total U.S. Treasury Securities (Cost: $243,227,691)			241,745,860

U.S. GOVERNMENT AGENCY OBLIGATIONS—2.2%
Federal Home Loan Banks
5.30%(8)	05/22/24	13,370,000	13,342,859
5.37%(8)	05/21/24	13,200,000	13,142,354

Total U.S. Government Agency Obligations (Cost: $26,570,000)			26,485,213

Total Fixed Income Securities (Cost: $1,308,375,465)			1,248,532,091

		Shares
MONEY MARKET INVESTMENTS—9.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.19%(9)		114,453,963	114,453,963

Total Money Market Investments (Cost: $114,453,963)			114,453,963

		Principal Amount
SHORT TERM INVESTMENTS—9.5%
U.S. TREASURY SECURITIES—9.5%
U.S. Treasury Bills
5.21%(8)	10/26/23	$30,000,000	29,623,213
4.82%(8)	08/15/23	17,695,000	17,658,761
5.25%(8)	10/05/23	18,000,000	17,829,267
5.33%(8)	11/07/23	35,000,000	34,498,362
5.36%(8)	11/14/23	2,112,000	2,079,575
4.87%(8)	08/31/23	15,970,000	15,900,165

Total U.S. Treasury Securities (Cost: $117,608,068)			117,589,343

Total Short Term Investments (Cost: $117,608,068)			117,589,343

Total Investments (120.2%) (Cost: $1,540,437,496)			1,480,575,397

Liabilities In Excess Of Other Assets (-20.2%)			(249,240,335)

Net Assets (100.0%)			$1,231,335,062

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
2,521	2-Year U.S. Treasury Note Futures	09/29/23	$518,560,668	$511,841,781	$(6,718,887)
358	5-Year U.S. Treasury Note Futures	09/29/23	39,080,782	38,241,672	(839,110)
25	U.S. Ultra Long Bond Futures	09/20/23	3,406,433	3,305,469	(100,964)

			$561,047,883	$553,388,922	$(7,658,961)

Short Futures
108	10-Year U.S. Treasury Note Futures	09/20/23	$(12,915,841)	$(12,634,312)	$281,529
11	30-Year Euro-Buxl Future	09/7/23	(1,674,141)	(1,632,194)	41,947
44	Euro-Bobl Future	09/7/23	(5,699,627)	(5,622,081)	77,546
40	Euro-Bund Future	09/7/23	(5,971,009)	(5,865,568)	105,441

			$(26,260,618)	$(25,754,155)	$506,463

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

SELL(10)
Citibank N.A.	EUR	15,558,000	10/13/23	$16,990,445	$17,213,959	$(223,514)
Citibank N.A.	GBP	778,000	10/13/23	998,320	1,001,238	(2,918)

				$17,988,765	$18,215,197	$(226,432)

CENTRALLY CLEARED—INTEREST RATE SWAP AGREEMENTS

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
$4,399,000(11)	09/20/53	Annual	3.000%	Annual	12-Month SOFOR	$270,456	$—	$270,456
4,410,000(11)	09/20/53	Annual	3.000%	Annual	12-Month SOFOR	271,133	—	271,133

						$541,589	$—	$541,589

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
CHF	Swiss Franc.
EUR	Euro Currency.
GBP	British Pound Sterling.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2023, the value of these securities amounted to $12,458,989 or 1.0% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $207,118,875 or 16.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2023.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	Rate shown represents yield-to-maturity.
(9)	Rate disclosed is the 7-day net yield as of July 31, 2023.
(10)	Fund sells foreign currency, buys U.S. Dollar.
(11)	This instrument has a forward starting effective date.

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	35.7%
U.S. Treasury Securities	29.1
Corporate Bonds	27.4
Money Market Investments	9.3
Asset-Backed Securities	6.9
Residential Mortgage-Backed Securities—Non-Agency	5.9
Commercial Mortgage-Backed Securities—Non-Agency	2.7
U.S. Government Agency Obligations	2.2
Commercial Mortgage-Backed Securities—Agency	0.5
Municipal Bonds	0.5
Other*	(20.2)

Total	100.0%

*	Includes futures, swap agreements, pending trades, interest receivable, fund share transactions and accrued expenses payable.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$336,961,706	$—	$336,961,706
Municipal Bonds	—	6,577,706	—	6,577,706
Asset-Backed Securities	—	80,916,362	3,815,799	84,732,161
Commercial Mortgage-Backed Securities—Agency	—	6,675,390	—	6,675,390
Commercial Mortgage-Backed Securities—Non-Agency	—	32,710,200	—	32,710,200
Residential Mortgage-Backed Securities—Agency	—	439,886,013	—	439,886,013
Residential Mortgage-Backed Securities—Non-Agency	—	72,757,842	—	72,757,842
U.S. Treasury Securities	225,150,921	16,594,939	—	241,745,860
U.S. Government Agency Obligations	—	26,485,213	—	26,485,213

Total Fixed Income Securities	225,150,921	1,019,565,371	3,815,799	1,248,532,091

Money Market Investments	114,453,963	—	—	114,453,963
Short Term Investments	117,589,343	—	—	117,589,343

Total Investments	$457,194,227	$1,019,565,371	$3,815,799	$1,480,575,397

Asset Derivatives
Futures Contracts
Interest Rate Risk	506,463	—	—	506,463
Swap Agreements
Interest Rate Risk	—	541,589	—	541,589

Total	$457,700,690	$1,020,106,960	$3,815,799	$1,481,623,449

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(7,658,961)	$—	$—	$(7,658,961)
Forward Currency Contracts
Foreign Currency Risk	—	(226,432)	—	(226,432)

Total	$(7,658,961)	$(226,432)	$—	$(7,885,393)

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—98.0% of Net Assets
Angola—1.8%
Angola Government International Bonds
8.00%(1)	11/26/29		$5,948,000	$5,281,295
8.25%(2)	05/09/28		38,215,000	35,413,840
8.75%(2)	04/14/32		34,935,000	30,767,255

Total Angola (Cost: $68,619,893)				71,462,390

Argentina—1.9%
Argentina Government International Bonds
3.50%	07/09/41		97,696,683	31,854,384
3.63%	07/09/35		48,571,035	15,183,503
4.25%	01/09/38		86,382,818	31,251,191

Total Argentina (Cost: $84,010,346)				78,289,078

Bahrain—2.8%
Bahrain Government International Bonds
5.63%(1)	05/18/34		30,422,000	27,419,349
6.75%(1)	09/20/29		8,775,000	8,862,750
7.75%(2)	04/18/35		53,082,000	55,248,807
Oil & Gas Holding Co. BSCC
7.50%(1)	10/25/27		17,985,000	18,395,058
7.50%(2)	10/25/27		3,000,000	3,068,400

Total Bahrain (Cost: $108,952,652)				112,994,364

Brazil—3.2%
Acu Petroleo Luxembourg Sarl 7.50%(2)	07/13/35		16,261,506	14,583,318
Brazil Government International Bonds 6.00%	10/20/33		46,600,000	46,297,100
Brazil Notas do Tesouro Nacional Series F
10.00%	01/01/25	BRL	62,300,000	13,084,161
10.00%	01/01/29	BRL	153,700,000	31,854,047
CSN Resources SA 4.63%(2)	06/10/31		$13,360,000	10,613,184
Globo Comunicacao e Participacoes SA 5.50%(2)	01/14/32		12,357,000	10,408,301
MC Brazil Downstream Trading Sarl 7.25%(2)	06/30/31		2,462,009	1,610,892

Total Brazil (Cost: $127,327,289)				128,451,003

Chile—3.3%
AES Andes SA 7.13% (5 yr. USD Swap + 4.644%)(2), (3)	03/26/79		19,856,000	19,070,695
Chile Government International Bonds
3.50%	01/31/34		16,150,000	14,194,269
4.95%	01/05/36		22,850,000	22,559,805
5.33%	01/05/54		38,723,952	38,600,035
Corp. Nacional del Cobre de Chile
3.00%(1)	09/30/29		19,610,000	17,363,773
5.13%(1)	02/02/33		19,740,000	19,496,384

Total Chile (Cost: $132,387,780)				131,284,961

Colombia—4.1%
Colombia Government International Bonds
7.38%	09/18/37		23,425,000	23,211,833
7.50%	02/02/34		$41,040,000	41,573,725
Colombia TES Series B 7.50%	08/26/26	COP	97,043,500,000	23,482,955
Ecopetrol SA
8.63%	01/19/29		$38,445,000	39,603,156
8.88%	01/13/33		17,801,000	18,263,826
Gran Tierra Energy International Holdings Ltd. 6.25%(1)	02/15/25		14,397,000	12,705,496
Gran Tierra Energy, Inc. 7.75%(1)	05/23/27		6,803,000	5,425,524

Total Colombia (Cost: $160,481,726)				164,266,515

Costa Rica—1.1% (Cost: $42,364,526)
Costa Rica Government International Bonds 6.55%(2)	04/03/34		42,099,000	42,730,485

Dominican Republic—2.9%
Dominican Republic International Bonds
4.50%(2)	01/30/30		15,336,000	13,626,419
4.88%(2)	09/23/32		44,169,000	38,404,946
5.50%(2)	02/22/29		35,805,000	34,090,836
6.00%(1)	07/19/28		17,795,000	17,463,657
6.85%(1)	01/27/45		14,850,000	13,948,605

Total Dominican Republic (Cost: $112,049,414)				117,534,463

Ecuador—1.1%
Ecuador Government International Bonds
3.50%(2)	07/31/35		53,305,699	18,590,487
6.00%(1)	07/31/30		49,935,126	23,993,828

Total Ecuador (Cost: $57,501,150)				42,584,315

Egypt—2.3%
Egypt Government International Bonds
5.88%(1)	02/16/31		17,767,000	11,084,032
7.05%(2)	01/15/32		39,803,000	25,418,992
7.30%(1)	09/30/33		46,910,000	29,178,958
7.50%(1)	02/16/61		14,350,000	7,892,213
8.50%(1)	01/31/47		28,532,000	16,748,997

Total Egypt (Cost: $93,864,941)				90,323,192

El Salvador—1.3%
El Salvador Government International Bonds
6.38%(1)	01/18/27		25,114,000	18,758,043
7.12%(1)	01/20/50		30,650,000	18,869,667
8.25%(1)	04/10/32		18,820,000	13,346,819

Total El Salvador (Cost: $54,922,581)				50,974,529

Gabon—0.6% (Cost: $26,859,093)
Gabon Government International Bonds 6.63%(1)	02/06/31		28,413,000	24,187,987

Ghana—1.6%
Ghana Government International Bonds
6.38%(1), (4)	02/11/27		36,120,000	16,563,910
7.63%(1), (4)	05/16/29		52,461,000	24,000,907
7.75%(1), (4)	04/07/29		21,562,000	9,884,021
7.88%(1), (4)	03/26/27		3,264,000	1,530,816
8.13%(1), (4)	03/26/32		11,893,000	5,471,553
8.88%(1), (4)	05/07/42		14,256,000	6,389,753

Total Ghana (Cost: $59,769,705)				63,840,960

Guatemala—1.0%
Banco Industrial SA 4.88% (5 yr. CMT + 4.442%)(2), (3)	01/29/31		4,800,000	4,488,000
Guatemala Government Bonds 6.60%(2)	06/13/36		36,450,000	37,397,700

Total Guatemala (Cost: $41,332,269)				41,885,700

Hungary—3.4%
Hungary Government Bonds 4.75%	11/24/32	HUF	8,960,930,000	21,274,623
Hungary Government International Bonds 5.25%(2)	06/16/29		$14,076,000	13,845,154

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount		Value
5.50%(1)	06/16/34		$6,326,000	$6,181,166
6.75%(2)	09/25/52		24,590,000	25,785,443
Magyar Export-Import Bank Zrt 6.13%(2)	12/04/27		26,690,000	26,758,860
MVM Energetika Zrt 7.50%(1)	06/09/28		24,375,000	25,001,633
OTP Bank Nyrt 8.75% (5 yr. CMT + 5.060%)(1), (3)	05/15/33		15,395,000	15,478,133

Total Hungary (Cost: $130,386,628)				134,325,012

India—0.8%
Greenko Power II Ltd. 4.30%(1)	12/13/28		10,480,750	9,248,630
India Airport Infra 6.25%(1)	10/25/25		10,950,000	10,666,395
India Green Power Holdings 4.00%(1)	02/22/27		13,970,000	12,535,281

Total India (Cost: $30,397,058)				32,450,306

Indonesia—4.4%
Freeport Indonesia PT
5.32%(2)	04/14/32		20,270,000	19,303,735
6.20%(1)	04/14/52		9,537,000	8,930,447
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
4.75%(2)	05/15/25		16,390,000	16,072,034
5.45%(2)	05/15/30		55,536,000	54,382,517
Indonesia Government International Bonds 5.25%(1)	01/17/42		28,041,000	28,509,285
Indonesia Treasury Bonds 7.00%	02/15/33	IDR	216,241,000,000	15,121,097
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%(1)	07/17/49		$20,673,000	17,084,787
5.25%(1)	05/15/47		19,477,000	17,220,723

Total Indonesia (Cost: $177,810,019)				176,624,625

Iraq—0.1% (Cost: $4,577,223)
Iraq International Bonds 5.80%(1)	01/15/28		4,938,750	4,599,952

Israel—1.4%
Energian Israel Finance Ltd.
4.88%(1)	03/30/26		21,490,700	20,112,609
5.38%(1)	03/30/28		10,230,000	9,304,594
5.88%(1)	03/30/31		19,007,000	16,672,940
Leviathan Bond Ltd. 6.75%(1)	06/30/30		11,104,000	10,498,832

Total Israel (Cost: $57,437,153)				56,588,975

Ivory Coast—0.4% (Cost: $14,733,519)
Ivory Coast Government International Bonds 4.88%(2)	01/30/32	EUR	18,603,000	16,701,182

Jordan—1.5%
Jordan Government International Bonds
4.95%(1)	07/07/25		$11,235,000	10,964,068
7.50%(2)	01/13/29		24,500,000	24,763,253
7.75%(2)	01/15/28		25,720,000	26,545,483

Total Jordan (Cost: $60,457,483)				62,272,804

Kazakhstan—2.7%
KazMunayGas National Co. JSC
4.75%(2)	04/19/27		59,920,000	57,354,825
5.75%(1)	04/19/47		58,865,000	49,653,805

Total Kazakhstan (Cost: $103,220,721)				107,008,630

Kenya—1.2%
Republic of Kenya Government International Bonds
6.30%(1)	01/23/34		26,978,000	20,589,609
6.88%(1)	06/24/24		17,758,000	17,022,819
7.00%(1)	05/22/27		12,075,000	10,956,070

Total Kenya (Cost: $46,478,283)				48,568,498

Mexico—6.7%
BBVA Bancomer SA 5.13% (5 yr. CMT + 2.650%)(1), (3)	01/18/33		11,061,000	9,648,510
Cemex SAB de CV 5.13% (5 yr. CMT + 4.534%)(2), (3), (5)	06/08/26		21,993,000	20,406,205
Mexico Bonos 7.50%	05/26/33	MXN	566,917,300	30,948,373
Mexico Government International Bonds
6.34%	05/04/53		$46,575,000	47,650,882
6.35%	02/09/35		59,225,000	62,352,080
Petroleos Mexicanos
5.35%	02/12/28		43,974,000	36,146,628
6.49%	01/23/27		36,498,000	32,519,718
6.88%	08/04/26		31,117,000	28,982,374

Total Mexico (Cost: $267,153,177)				268,654,770

Morocco—0.6%
Morocco Government International Bonds
5.95%(2)	03/08/28		11,125,000	11,240,700
6.50%(2)	09/08/33		11,925,000	12,357,281

Total Morocco (Cost: $22,842,724)				23,597,981

Mozambique—0.2% (Cost: $6,972,136)
Mozambique International Bonds 5.00%(1)	09/15/31		9,930,000	7,894,052

Nigeria—2.5%
Nigeria Government International Bonds
6.13%(2)	09/28/28		43,451,000	37,615,531
7.38%(1)	09/28/33		14,190,000	11,793,309
7.70%(2)	02/23/38		31,954,000	25,435,384
8.38%(1)	03/24/29		25,300,000	23,857,900

Total Nigeria (Cost: $101,985,360)				98,702,124

Oman—2.8%
Oman Government International Bonds
6.00%(1)	08/01/29		43,960,000	44,531,480
6.50%(1)	03/08/47		26,200,000	25,267,804
6.75%(1)	01/17/48		30,350,000	30,108,566
Oryx Funding Ltd. 5.80%(1)	02/03/31		11,000,000	10,815,200

Total Oman (Cost: $108,071,271)				110,723,050

Pakistan—1.2%
Pakistan Government International Bonds
6.00%(2)	04/08/26		50,853,000	27,969,150
6.88%(1)	12/05/27		37,960,000	20,718,568

Total Pakistan (Cost: $66,834,612)				48,687,718

Panama—2.9%
Multibank, Inc. 7.75%(2)	02/03/28		3,583,000	3,625,638

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount		Value

Panama Government International Bonds
3.16%	01/23/30		$32,953,000	$28,970,797
4.50%	04/16/50		46,105,000	35,909,340
6.40%	02/14/35		46,076,000	48,232,357

Total Panama (Cost: $115,418,115)				116,738,132

Paraguay—0.7%
Paraguay Government International Bonds
3.85%(1)	06/28/33		16,515,000	14,424,201
6.10%(1)	08/11/44		14,456,000	13,842,997

Total Paraguay (Cost: $28,114,519)				28,267,198

Peru—2.8%
Peru Government International Bonds
2.78%	01/23/31		51,554,000	43,902,770
3.00%	01/15/34		81,494,000	67,297,745

Total Peru (Cost: $112,371,481)				111,200,515

Philippines—2.2%
Philippines Government International Bonds
2.95%	05/05/45		11,583,000	8,360,899
3.20%	07/06/46		26,324,000	19,613,297
3.56%	09/29/32		37,245,000	34,038,205
4.20%	03/29/47		13,000,000	11,303,909
5.00%	07/17/33		13,785,000	14,045,537

Total Philippines (Cost: $90,771,453)				87,361,847

Poland—2.8%
Republic of Poland Government Bonds 1.75%	04/25/32	PLN	128,433,000	24,165,505
Republic of Poland Government International Bonds
4.88%	10/04/33		$66,520,000	65,862,117
5.50%	04/04/53		22,628,000	23,030,779

Total Poland (Cost: $111,858,223)				113,058,401

Qatar—2.3%
QatarEnergy
3.13%(2)	07/12/41		57,381,000	43,740,102
3.30%(1)	07/12/51		63,545,000	46,608,669

Total Qatar (Cost: $91,227,658)				90,348,771

Romania—2.8%
Romania Government International Bonds
6.00%(2)	05/25/34		39,806,000	39,942,933
6.63%(2)	02/17/28		16,324,000	16,955,788
7.13%(2)	01/17/33		30,690,000	32,999,422
7.63%(2)	01/17/53		18,098,000	20,497,795

Total Romania (Cost: $103,214,849)				110,395,938

Saudi Arabia—4.8%
Gaci First Investment Co.
4.88%(1)	02/14/35		42,826,000	41,010,177
5.13%(1)	02/14/53		11,300,000	10,172,780
5.38%(1)	10/13/22		28,035,000	25,293,682
Greensaif Pipelines Bidco Sarl
6.13%(2)	02/23/38		59,760,000	61,361,568
6.51%(2)	02/23/42		54,075,000	56,085,508

Total Saudi Arabia (Cost: $192,893,810)				193,923,715

Senegal—0.2% (Cost: $7,907,049)
Senegal Government International Bonds 5.38%(2)	06/08/37	EUR	12,919,000	10,124,457

South Africa—3.0%
Eskom Holdings SOC Ltd. 6.35%(1)	08/10/28		$46,890,000	44,942,189
8.45%(1)	08/10/28		13,170,000	13,049,165
Republic of South Africa Government International Bonds
4.85%	09/30/29		23,000,000	20,843,060
5.65%	09/27/47		15,050,000	11,352,215
5.88%	06/22/30		21,395,000	20,125,635
Sasol Financing USA LLC 8.75%(2)	05/03/29		11,210,000	11,233,541

Total South Africa (Cost: $121,750,891)				121,545,805

South Korea—2.6%
Hyundai Capital America
5.50%(2)	03/30/26		23,056,000	22,976,068
5.60%(2)	03/30/28		34,424,000	34,296,339
5.70%(2)	06/26/30		10,596,000	10,562,917
POSCO 5.75%(2)	01/17/28		17,270,000	17,472,059
SK Hynix, Inc. 6.38%(2)	01/17/28		18,470,000	18,799,412

Total South Korea (Cost: $103,671,529)				104,106,795

Sri Lanka—0.4% (Cost: $30,334,008)
Sri Lanka Government International Bonds 6.75%(1), (4)	04/18/28		36,568,000	16,579,705

Tunisia—0.2% (Cost: $7,685,460)
Tunisian Republic 5.75%(1)	01/30/25		9,649,000	6,792,896

Turkey—4.4%
Turkey Government International Bonds
5.75%	05/11/47		38,000,000	28,079,910
9.13%	07/13/30		41,825,000	43,623,475
9.38%	03/14/29		19,925,000	20,921,210
9.38%	01/19/33		48,225,000	51,055,807
9.88%	01/15/28		29,780,000	31,740,239

Total Turkey (Cost: $165,939,987)				175,420,641

Ukraine—0.5%
Ukraine Government International Bonds
7.25%(1), (4)	03/15/35		48,936,000	14,695,481
7.75%(1), (4)	09/01/27		18,518,000	5,856,317

Total Ukraine (Cost: $19,225,187)				20,551,798

United Arab Emirates—3.3%
Abu Dhabi Government International Bonds 3.13%(1)	09/30/49		27,000,000	19,755,900
Finance Department Government of Sharjah 6.50%(2)	11/23/32		35,435,000	36,857,007
Galaxy Pipeline Assets Bidco Ltd.
2.63%(2)	03/31/36		44,326,000	36,018,643
2.94%(2)	09/30/40		23,689,259	19,177,644
MDGH GMTN RSC Ltd.
3.40%(1)	06/07/51		5,450,000	4,134,915
5.08%(1)	05/22/53		16,625,000	16,607,111

Total United Arab Emirates (Cost: $137,272,582)				132,551,220

Uruguay—2.0% (Cost: $78,850,088)
Uruguay Government International Bonds 5.10%	06/18/50		78,968,000	79,099,954

Venezuela—0.4%
Venezuela Government International Bonds
8.25%(1), (4), (6)	10/13/24		60,057,200	5,555,291
9.25%(4), (6)	09/15/27		60,955,000	5,485,950
9.25%(1), (4), (6)	05/07/28		49,048,000	4,414,320

Total Venezuela (Cost: $55,533,009)				15,455,561

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Zambia—0.8%
First Quantum Minerals Ltd.
8.63%(2)	06/01/31	$13,475,000	$13,845,562
Zambia Government International Bonds
5.38%(1), (4)	09/20/49	25,550,000	13,666,695
8.97%(1), (4)	07/30/27	7,198,000	4,175,560

Total Zambia (Cost: $31,458,371)			31,687,817

Total Fixed Income Securities (Cost: $3,975,299,001)			3,923,420,787

PURCHASED OPTIONS(7) (0.0%) (Cost: $1,731,210)			1,154,140

		Shares

MONEY MARKET INVESTMENTS (1.7%)
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.19%(8)		65,949,078	65,949,078

Total Money Market Investments (Cost: $65,949,078)			65,949,078

Total Investments (99.7%) (Cost: $4,042,979,289)			3,990,524,005
Excess Of Other Assets Over Liabilities (0.3%)			11,199,355

Total Net Assets (100.0%)			$4,001,723,360

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

PURCHASED OPTIONS—OTC
Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Currency Options
EUR Put / USD Call	BNP Paribas	EUR	1.09	9/27/23	$193,000,000	$193,000,000	$1,154,140	$1,731,210	$(577,070)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(9)
Standard Chartered Bank	THB	544,956,840	10/18/23	$15,853,290	$16,036,225	$182,935

CREDIT DEFAULT SWAPS

Notional Amount(10)	Expiration Date	Counterparty	Reference Entity	Fixed Deal Pay Rate	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium (Received)	Value(11)

OTC Swaps
$ 91,500,000	6/20/28	Barclays Capital	CDX.EM.39	1.0%	Quarterly	$(1,298,614)	$4,758,000	$3,459,386

Notes to the Schedule of Investments:

BRL	Brazilian Real.
COP	Colombian Peso.
EUR	Euro Currency.
IDR	Indonesian Rupiah.
MXN	Mexican Peso.
THB	Thai Baht.
USD	U.S. Dollar.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2023, the value of these securities amounted to $1,201,708,613 or 30.0% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $1,318,641,697 or 33.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2023.
(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(5)	Perpetual maturity.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	See options table for description of purchased options.
(8)	Rate disclosed is the 7-day net yield as of July 31, 2023.
(9)	Fund buys foreign currency, sells U.S. Dollar.
(10)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(11)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Auto Manufacturers	1.7%
Banks	0.8
Building Materials	0.5
Chemicals	0.3
Electric	3.7
Energy-Alternate Sources	0.5
Engineering & Construction	0.3
Foreign Government Bonds	66.7
Investment Companies	2.4
Iron & Steel	0.7
Media	0.3
Mining	3.7
Oil & Gas	11.2
Pipelines	4.7
Purchased Options	0.0 *
Semiconductors	0.5
Money Market Investments	1.7

Total	99.7%

*	Amount rounds to less than 0.1%.

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Auto Manufacturers	$—	$67,835,324	$—	$67,835,324
Banks	—	33,240,281	—	33,240,281
Building Materials	—	20,406,205	—	20,406,205
Chemicals	—	11,233,541	—	11,233,541
Electric	—	147,184,393	—	147,184,393
Energy-Alternate Sources	—	21,783,911	—	21,783,911
Engineering & Construction	—	10,666,395	—	10,666,395
Foreign Government Bonds	—	2,653,814,970	15,455,561	2,669,270,531
Investment Companies	—	97,218,666	—	97,218,666
Iron & Steel	—	28,085,243	—	28,085,243
Media	—	10,408,301	—	10,408,301
Mining	—	149,394,453	—	149,394,453
Oil & Gas	—	450,667,449	—	450,667,449
Pipelines	—	187,226,682	—	187,226,682
Semiconductors	—	18,799,412	—	18,799,412

Total Fixed Income Securities	—	3,907,965,226	15,455,561	3,923,420,787

Purchased Options	—	1,154,140	—	1,154,140
Money Market Investments	65,949,078	—	—	65,949,078

Total Investments	$65,949,078	$3,909,119,366	$15,455,561	$3,990,524,005

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	182,935	—	182,935
Swap Agreements
Credit Rate Risk	—	3,459,386	—	3,459,386

Total	$65,949,078	$3,912,761,687	$15,455,561	$3,994,166,326

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—95.7% of Net Assets
Brazil—13.2%
Brazil Notas do Tesouro Nacional Series F
10.00%	01/01/25	BRL	39,903,000	$8,314,867
10.00%	01/01/27	BRL	21,058,000	4,395,133
10.00%	01/01/29	BRL	27,108,000	5,573,582
10.00%	01/01/31	BRL	2,262,000	462,913

Total Brazil (Cost: $17,262,812)				18,746,495

Chile—2.2%
Bonos de la Tesoreria de la Republica en pesos
4.70%(1)	09/01/30	CLP	1,295,000,000	1,491,456
5.00%(1)	10/01/28	CLP	370,000,000	433,254
5.00%	03/01/35	CLP	435,000,000	509,840
6.00%(1)	04/01/33	CLP	475,000,000	606,152

Total Chile (Cost: $3,000,277)				3,040,702

China—4.0%
Agricultural Development Bank of China
2.25%	04/22/25	CNY	7,230,000	1,010,965
China Government Bonds
2.75%	06/15/29	CNY	9,570,000	1,351,465
3.27%	11/19/30	CNY	22,980,000	3,377,430

Total China (Cost: $5,918,673)				5,739,860

Colombia—4.6%
Colombia TES Series B
5.75%	11/03/27	COP	4,708,300,000	1,037,837
6.00%	04/28/28	COP	4,960,700,000	1,085,936
6.25%	07/09/36	COP	1,628,500,000	299,285
7.00%	06/30/32	COP	8,974,300,000	1,887,348
7.50%	08/26/26	COP	3,476,800,000	841,329
7.75%	09/18/30	COP	6,322,500,000	1,438,103

Total Colombia (Cost: $6,169,881)				6,589,838

Czech Republic—6.2%
Czech Republic Government Bonds
0.95%(1)	05/15/30	CZK	19,490,000	734,295
1.00%(1)	06/26/26	CZK	24,560,000	1,022,142
1.25%	02/14/25	CZK	9,850,000	427,772
1.75%	06/23/32	CZK	46,290,000	1,784,107
2.00%	10/13/33	CZK	60,240,000	2,315,716
3.50%	05/30/35	CZK	10,820,000	474,121
5.50%	12/12/28	CZK	41,720,000	2,054,438

Total Czech Republic (Cost: $8,508,794)				8,812,591

Hungary—3.2%
Hungary Government Bonds
1.00%	11/26/25	HUF	30,340,000	72,442
2.50%	10/24/24	HUF	1,046,850,000	2,723,708
2.75%	12/22/26	HUF	183,000,000	433,654
3.00%	10/27/27	HUF	139,470,000	330,249
3.25%	10/22/31	HUF	217,910,000	476,139
5.50%	06/24/25	HUF	196,930,000	521,673

Total Hungary (Cost: $4,689,757)				4,557,865

Indonesia—9.7%
Indonesia Treasury Bonds
6.13%	05/15/28	IDR	51,662,000,000	3,439,566
6.38%	04/15/32	IDR	22,066,000,000	1,468,077
7.00%	09/15/30	IDR	28,500,000,000	1,965,139
7.00%	02/15/33	IDR	2,093,000,000	146,357
7.50%	08/15/32	IDR	29,589,000,000	2,117,733
7.50%	06/15/35	IDR	5,097,000,000	368,157
8.38%	09/15/26	IDR	21,483,000,000	1,522,187
8.38%	03/15/34	IDR	7,341,000,000	560,554
9.00%	03/15/29	IDR	29,008,000,000	2,186,738

Total Indonesia (Cost: $13,170,864)				13,774,508

Malaysia—11.0%
Malaysia Government Bonds
3.58%	07/15/32	MYR	14,172,000	3,072,398
3.73%	06/15/28	MYR	11,291,000	2,513,099
3.76%	05/22/40	MYR	3,750,000	798,987
3.89%	08/15/29	MYR	10,965,000	2,448,984
4.76%	04/07/37	MYR	16,471,000	3,935,701
4.89%	06/08/38	MYR	8,789,000	2,139,176
Malaysia Government Investment Issue 3.47%	10/15/30	MYR	3,583,000	776,718

Total Malaysia (Cost: $15,460,836)				15,685,063

Mexico—11.5%
Mexico Bonos
5.00%	03/06/25	MXN	17,268,900	956,590
5.75%	03/05/26	MXN	32,846,800	1,792,799
7.50%	05/26/33	MXN	42,110,000	2,298,811
7.75%	05/29/31	MXN	49,982,000	2,810,438
8.50%	05/31/29	MXN	56,961,400	3,357,543
8.50%	11/18/38	MXN	36,673,300	2,126,074
10.00%	12/05/24	MXN	30,017,700	1,786,909
10.00%	11/20/36	MXN	18,340,500	1,201,650

Total Mexico (Cost: $15,313,485)				16,330,814

Peru—2.5%
Peru Government Bonds
5.40%	08/12/34	PEN	2,817,000	697,186
6.15%	08/12/32	PEN	1,914,000	514,260
7.30%(1)	08/12/33	PEN	2,000,000	576,844
Peru Government International Bonds
6.90%(1)	08/12/37	PEN	3,176,000	885,358
6.95%(1)	08/12/31	PEN	3,075,000	871,623

Total Peru (Cost: $3,312,444)				3,545,271

Poland—7.5%
Republic of Poland Government Bonds
0.75%	04/25/25	PLN	2,035,000	471,230
1.25%	10/25/30	PLN	14,267,000	2,730,467
1.75%	04/25/32	PLN	17,697,000	3,329,806
2.50%	07/25/27	PLN	3,942,000	891,346
2.50%	07/25/26	PLN	10,086,000	2,336,803
2.75%	10/25/29	PLN	4,301,000	937,755

Total Poland (Cost: $9,898,780)				10,697,407

Romania—3.8%
Romania Government Bonds
3.25%	06/24/26	RON	4,070,000	836,259
4.15%	01/26/28	RON	7,230,000	1,477,142
4.75%	02/24/25	RON	2,275,000	496,891
6.70%	02/25/32	RON	11,205,000	2,538,091

Total Romania (Cost: $5,227,626)				5,348,383

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount		Value

South Africa—8.8%
Republic of South Africa Government Bonds
6.25%	03/31/36	ZAR	39,384,348	$1,441,500
7.00%	02/28/31	ZAR	53,010,519	2,427,894
8.00%	01/31/30	ZAR	7,193,725	362,816
8.25%	03/31/32	ZAR	48,856,308	2,349,031
8.50%	01/31/37	ZAR	37,152,125	1,622,817
8.88%	02/28/35	ZAR	72,933,498	3,417,063
10.50%	12/21/26	ZAR	16,160,000	949,768

Total South Africa (Cost: $14,379,199)				12,570,889

Thailand—7.5%
Thailand Government Bonds
1.59%	12/17/35	THB	62,158,000	1,606,319
1.60%	12/17/29	THB	51,440,000	1,426,381
2.00%	12/17/31	THB	105,704,000	2,965,302
2.88%	12/17/28	THB	104,423,000	3,122,523
3.30%	06/17/38	THB	12,905,000	397,920
3.35%	06/17/33	THB	28,130,000	875,107
3.78%	06/25/32	THB	9,857,000	316,261

Total Thailand (Cost: $10,861,511)				10,709,813

Total Fixed Income Securities (Cost: $133,174,939)				136,149,499

PURCHASED OPTIONS(2) (0.1%) (Cost: $156,296)				205,599

		Shares
MONEY MARKET INVESTMENTS—3.8%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.19%(3)			5,429,847	5,429,847

Total Money Market Investments (Cost: $5,429,847)				5,429,847

Total Investments (99.6%) (Cost: $138,761,082)				141,784,945
Excess Of Other Assets Over Liabilities (0.4%)				516,450

Total Net Assets (100.0%)				$142,301,395

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

PURCHASED OPTIONS—OTC

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Currency Options
USD Call / ZAR Put	Barclays Capital	ZAR	18.5	9/11/23	3,600,000	$3,600,000	$34,639	$44,424	$(9,785)
USD Call / ZAR Put	Standard Chartered Bank	ZAR	18.5	9/11/23	1,582,000	1,582,000	15,222	20,150	(4,928)
USD Put / KRW Call	Capital Securities Corp.	KRW	1,285	9/27/23	2,000,000	2,000,000	39,380	34,400	4,980
USD Put / THB Call	JPMorgan Chase Bank	THB	35	9/27/23	3,450,000	3,450,000	116,358	57,321	59,037

							$205,599	$156,295	$49,304

WRITTEN OPTIONS—OTC

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Currency Options
USD Call / ZAR Put	Barclays Capital	ZAR	20	9/11/23	(3,600,000)	$(3,600,000)	$(5,623)	$(7,092)	$1,469
USD Call / ZAR Put	Standard Chartered Bank	ZAR	20	9/11/23	(1,582,000)	(1,582,000)	(2,471)	(3,177)	706

							$(8,094)	$(10,269)	$2,175

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(4)
Bank of America	CNH	32,563,680	09/14/23	$4,510,049	$4,576,333	$66,284
Bank of America	COP	3,257,478,018	09/05/23	721,000	830,577	109,577
Bank of America	TRY	17,947,313	09/22/23	721,500	646,527	(74,973)
BNP Paribas S.A.	CNH	3,840,604	09/14/23	532,000	539,739	7,739
BNP Paribas S.A.	HUF	1,886,039,650	10/11/23	5,252,129	5,290,339	38,210
BNP Paribas S.A.	IDR	5,386,861,320	09/06/23	360,500	357,135	(3,365)
BNP Paribas S.A.	NGN	299,112,001	10/10/23	363,000	398,140	35,140
BNP Paribas S.A.	NGN	178,734,503	11/02/23	223,000	236,529	13,529
BNP Paribas S.A.	TRY	17,405,577	08/04/23	746,700	645,470	(101,230)
JPMorgan Chase Bank	THB	120,871,363	10/03/23	3,465,349	3,551,776	86,427
JPMorgan Chase Bank	TRY	17,542,434	08/04/23	758,100	650,545	(107,555)
Morgan Stanley & Co.	EUR	4,778,050	10/11/23	5,272,291	5,286,105	13,814
Morgan Stanley & Co.	MYR	10,090,828	08/11/23	2,200,000	2,239,157	39,157
Standard Chartered Bank	CNH	26,668,010	09/14/23	3,755,001	3,747,786	(7,215)
Standard Chartered Bank	NGN	288,000,000	10/05/23	360,000	383,836	23,836

				$29,240,619	$29,379,994	$139,375

SELL(5)
BNP Paribas S.A.	COP	3,257,478,018	09/05/23	$764,128	$830,577	$(66,449)
BNP Paribas S.A.	EUR	4,778,051	10/11/23	5,252,128	5,286,105	(33,977)
Citibank N.A.	TRY	34,948,011	08/04/23	1,448,922	1,296,015	152,907
JPMorgan Chase Bank	IDR	5,386,861,375	09/06/23	357,101	357,135	(34)
State Street Bank & Trust Co.	CNY	2,205,998	09/14/23	306,800	310,037	(3,237)

				$8,129,079	$8,079,869	$49,210

Notes to the Schedule of Investments:

BRL	Brazilian Real.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EUR	Euro Currency.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NGN	Nigeria Naira.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
THB	Thai Baht.
TRY	Turkish New Lira.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2023, the value of these securities amounted to $6,621,124 or 4.7% of net assets.
(2)	See options table for description of purchased options.
(3)	Rate disclosed is the 7-day net yield as of July 31, 2023.
(4)	Fund buys foreign currency, sells U.S. Dollar.
(5)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Banks	0.7%
Foreign Government Bonds	95.0
Purchased Options	0.1
Money Market Investments	3.8

Total	99.6%

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$1,010,965	$—	$1,010,965
Foreign Government Bonds	—	135,138,534	—	135,138,534

Total Fixed Income Securities	—	136,149,499	—	136,149,499

Purchased Options	—	205,599	—	205,599
Money Market Investments	5,429,847	—	—	5,429,847

Total Investments	5,429,847	136,355,098	—	141,784,945

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	586,620	—	586,620

Total	$5,429,847	$136,941,718	$—	$142,371,565

Liability Derivatives
Written Options
Foreign Currency Risk	$—	$(8,094)	$—	$(8,094)
Forward Currency Contracts
Foreign Currency Risk	—	(398,035)	—	(398,035)

Total	$—	$(406,129)	$—	$(406,129)

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES—67.7%
ASSET-BACKED SECURITIES—16.4%
AIMCO CLO 11 Ltd. Series 2020-11A, Class AR 6.70% (3 mo. USD Term SOFR + 1.392%)(1),(2)	10/17/34	$5,000	$4,979
Carvana Auto Receivables Trust Series 2022-P3, Class A3 4.61%	11/10/27	240,000	232,969
CF Hippolyta Issuer LLC Series 2020-1, Class A1 1.69%(1)	07/15/60	179,890	162,197
CF Hippolyta Issuer LLC Series 2021-1A, Class A1 1.53%(1)	03/15/61	273,310	238,340
Drive Auto Receivables Trust Series 2021-1, Class D 1.45%	01/16/29	427,000	403,515
Dryden 30 Senior Loan Fund Series 2013-30A, Class AR 6.14% (3 mo. USD LIBOR + 0.820%)(1),(2)	11/15/28	56,805	56,410
Edsouth Indenture No. 3 LLC Series 2012-2, Class A 5.91% (30 day USD SOFR Average + 0.844%)(1),(2)	04/25/39	1,586	1,575
Exeter Automobile Receivables Trust Series 2021-1A, Class D 1.08%	11/16/26	340,000	325,342
Flagship Credit Auto Trust Series 2019-4, Class D 3.12%(1)	01/15/26	430,000	416,842
Global SC Finance II SRL Series 2014-1A, Class A2 3.09%(1)	07/17/29	8,788	8,554
Navient Private Education Refi Loan Trust Series 2020-BA, Class A2 2.12%(1)	01/15/69	16,639	15,112
Navient Private Education Refi Loan Trust Series 2021-BA, Class A 0.94%(1)	07/15/69	202,670	175,264
Navient Private Education Refi Loan Trust Series 2021-CA, Class A 1.06%(1)	10/15/69	99,237	85,780
Nelnet Student Loan Trust Series 2012-5A, Class A 5.78% (30 day USD SOFR Average + 0.714%)(1),(2)	10/27/36	1,642	1,612
NYACK Park CLO Ltd. Series 2021-1A, Class X 6.24% (3 mo. USD Term SOFR + 0.912%)(1),(2)	10/20/34	1,741	1,720
Oak Street Investment Grade Net Lease Fund Series 2020-1A, Class A1 1.85%(1)	11/20/50	123,954	110,667
Palmer Square Loan Funding Ltd. Series 2020-1A, Class A1 6.18% (3 mo. USD LIBOR + 0.800%)(1),(2)	02/20/28	30,887	30,830
Palmer Square Loan Funding Ltd. Series 2021-2A, Class A1 6.18% (3 mo. USD LIBOR + 0.800%)(1),(2)	05/20/29	79,979	79,487
PFS Financing Corp. Series 2022-B, Class A 5.67% (30 day USD SOFR Average + 0.600%)(1),(2)	02/15/26	145,000	145,139
Progress Residential Trust Series 2021-SFR1, Class C 1.56%(1)	04/17/38	252,000	221,750
ReadyCap Commercial Mortgage Trust Series 2018-4, Class A 3.39%(1)	02/27/51	71,566	68,263
ReadyCap Commercial Mortgage Trust Series 2019-6, Class A 2.83%(1)	10/25/52	106,789	100,151
Santander Drive Auto Receivables Trust Series 2021-1, Class D 1.13%	11/16/26	330,000	316,064
SLC Student Loan Trust Series 2008-1, Class A4A 7.15% (3 mo. USD LIBOR + 1.600%)(2)	12/15/32	87,278	87,715
SLM Student Loan Trust Series 2005-7, Class A4 5.47% (90 day USD SOFR Average + 0.412%)(2)	10/25/29	2,082	2,073
SLM Student Loan Trust Series 2008-3, Class A3 6.32% (90 day USD SOFR Average + 1.262%)(2)	10/25/21	5,628	5,498
SLM Student Loan Trust Series 2008-3, Class B 6.52% (90 day USD SOFR Average + 1.462%)(2)	04/26/83	10,000	9,232
SLM Student Loan Trust Series 2013-4, Class A 5.73% (30 day USD SOFR Average + 0.664%)(2)	06/25/27	5,591	5,418
SLM Student Loan Trust Series 2013-6, Class A3 5.83% (30 day USD SOFR Average + 0.764%)(2)	06/26/28	6,415	6,227
SoFi Professional Loan Program LLC Series 2017-F, Class A2FX 2.84%(1)	01/25/41	105,031	101,304
SoFi Professional Loan Program LLC Series 2019-A, Class A2FX 3.69%(1)	06/15/48	115,688	111,149
SoFi Professional Loan Program LLC Series 2021-B, Class AFX 1.14%(1)	02/15/47	173,978	145,128
Stack Infrastructure Issuer LLC Series 2019-2A, Class A2 3.08%(1)	10/25/44	84,000	80,173
Stack Infrastructure Issuer LLC Series 2020-1A, Class A2 1.89%(1)	08/25/45	200,000	181,148
Tricon American Homes Trust Series 2017-SFR2, Class B 3.28%(1)	01/17/36	5,000	4,923
U.S. Small Business Administration Series 2009-20G, Class 1 4.30%	07/01/29	37,746	35,979
U.S. Small Business Administration Series 2010-20E, Class 1 4.11%	05/01/30	21,969	20,853

Total Asset-Backed Securities (Cost: $4,097,833)			3,999,382

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—2.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K726, Class X1 (I/O) 0.90%(3)	04/25/24	9,181,715	29,293
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF57, Class A 5.76% (1 mo. USD LIBOR + 0.540%)(2)	12/25/28	53,050	52,756

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF66, Class A 5.74% (1 mo. USD LIBOR + 0.520%)(2)	07/25/29	$35,754	$35,673
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ31, Class A1 0.57%	05/25/26	7,800	7,503
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS07, Class X (I/O) 0.62%(3)	09/25/25	475,954	5,760
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q004, Class A2H 4.34%(3)	01/25/46	87,280	86,717
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q004, Class AFL 5.17% (1 yr. MTA + 0.740%)(2)	05/25/44	71,004	70,338
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q008, Class A 5.61% (1 mo. USD LIBOR + 0.390%)(2)	10/25/45	38,018	37,749
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class APT1 1.74%(3)	05/25/50	67,269	64,139
Federal National Mortgage Association, Pool #AM1671 2.10%	12/01/27	19,405	18,147
Government National Mortgage Association, Pool #776870 4.90%	12/15/52	38,686	38,603
Government National Mortgage Association, Pool #767414 5.55%	02/15/26	8,653	8,621
Government National Mortgage Association, Pool #669551 5.75%	10/15/32	34,238	34,171
Government National Mortgage Association, Pool #625835 6.00%	11/15/34	24,556	24,880
Government National Mortgage Association, Pool #669522 6.00%	07/15/43	25,702	25,922
Government National Mortgage Association, Pool #749547 6.00%	04/15/53	52,434	52,285
Government National Mortgage Association Series 2012-123, Class IO (I/O) 0.63%(3)	12/16/51	85,487	2,012
Government National Mortgage Association Series 2013-1, Class IO (I/O) 0.58%(3)	02/16/54	39,783	446
Government National Mortgage Association Series 2014-157, Class C 3.15%(3)	10/16/54	74,029	71,260

Total Commercial Mortgage-Backed Securities—Agency (Cost: $665,906)			666,275

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—4.4%
Bank Series 2018-BN14, Class A2 4.13%	09/15/60	1,694	1,630
BB-UBS Trust Series 2012-SHOW, Class XA (I/O) 0.60%(1),(3)	11/05/36	6,396,000	41,100
BBCMS Trust Series 2018-BXH, Class A 6.27% (1 mo. USD Term SOFR + 1.047%)(1),(2)	10/15/37	2,599	2,549
Benchmark Mortgage Trust Series 2018-B6, Class A2 4.20%	10/10/51	6,152	6,084
BX Commercial Mortgage Trust Series 2021-CIP, Class A 6.26% (1 mo. USD Term SOFR + 1.035%)(1),(2)	12/15/38	110,000	107,924
BX Trust Series 2021-MFM1, Class A 6.04% (1 mo. USD Term SOFR + 0.814%)(1),(2)	01/15/34	18,085	17,803
BXHPP Trust Series 2021-FILM, Class A 5.99% (1 mo. USD Term SOFR + 0.764%)(1),(2)	08/15/36	100,000	94,460
Citigroup Commercial Mortgage Trust Series 2014-GC21, Class XA (I/O) 1.12%(3)	05/10/47	4,973,500	22,210
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class XA (I/O) 1.30%(3)	02/10/48	1,824,193	24,724
COMM Mortgage Trust Series 2012-CR4, Class A3 2.85%	10/15/45	62,633	57,803
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O) 1.14%(3)	10/15/45	140,668	1
COMM Mortgage Trust Series 2013-CR11, Class XA (I/O) 0.36%(3)	08/10/50	21,315	—
COMM Mortgage Trust Series 2014-CR14, Class A2 3.15%	02/10/47	49,645	49,514
COMM Mortgage Trust Series 2014-CR17, Class XA (I/O) 0.94%(3)	05/10/47	5,168,145	17,155
COMM Mortgage Trust Series 2015-LC23, Class A2 3.22%	10/10/48	56	53
COMM Mortgage Trust Series 2015-PC1, Class A4 3.62%	07/10/50	38,610	37,231
FS Rialto Issuer LLC Series 2019-FL1, Class A 6.54% (1 mo. USD Term SOFR + 1.314%)(1),(2)	12/16/36	52,931	52,702
GS Mortgage Securities Trust Series 2011-GC5, Class XA (I/O) 0.09%(1),(3)	08/10/44	150,056	2
GS Mortgage Securities Trust Series 2014-GC18, Class AAB 3.65%	01/10/47	22,045	21,963
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A1 3.09%(1)	03/05/37	250,000	234,059
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class XA (I/O) 0.65%(3)	01/15/47	101,034	65
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class ASB 3.43%	08/15/47	5,923	5,842
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11, Class XA (I/O) 0.95%(3)	04/15/46	643,652	3,171
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class XCL (I/O) 0.43%(1),(3),(4)	09/15/39	289,760	35
MF1 Ltd. Series 2020-FL4, Class A 7.04% (1 mo. USD Term SOFR + 1.814%)(1),(2)	11/15/35	64,446	64,222
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class XA (I/O) 0.79%(3)	04/15/47	601,401	451
Morgan Stanley Capital I Trust Series 2015-MS1, Class ASB 3.46%	05/15/48	3,817	3,704

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class A 6.14% (1 mo. USD Term SOFR + 0.922%)(1),(2)	12/15/34	$100,000	$91,610
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class A1 1.86%	02/15/53	71,286	68,949
WFRBS Commercial Mortgage Trust Series 2013-C14, Class XA (I/O) 0.36%(3)	06/15/46	43,009	92
WFRBS Commercial Mortgage Trust Series 2014-C20, Class A4 3.72%	05/15/47	4,459	4,394
WFRBS Commercial Mortgage Trust Series 2014-C20, Class XA (I/O) 0.89%(3)	05/15/47	933,810	3,386
WFRBS Commercial Mortgage Trust Series 2014-C21, Class XA (I/O) 0.99%(3)	08/15/47	3,504,494	22,169

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $1,139,233)			1,057,057

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—5.0%
BMO Capital Markets Corp. 6.42%(5)	07/20/53	125,000	124,844
Federal Home Loan Mortgage Corp. REMICS Series 3016, Class GF 5.53% (30 day USD SOFR Average + 0.464%)(2)	08/15/25	19,446	19,434
Federal Home Loan Mortgage Corp. REMICS Series 3954, Class PF (PAC) 5.68% (30 day USD SOFR Average + 0.614%)(2)	07/15/41	218,730	218,489
Federal Home Loan Mortgage Corp. REMICS Series 3055, Class MF 5.58% (30 day USD SOFR Average + 0.514%)(2)	10/15/35	267,559	263,048
Federal Home Loan Mortgage Corp. REMICS Series 3320, Class FC 5.35% (30 day USD SOFR Average + 0.284%)(2)	05/15/37	58,017	57,729
Federal Home Loan Mortgage Corp. REMICS Series 3738, Class FD 5.48% (30 day USD SOFR Average + 0.414%)(2)	08/15/40	132,913	132,050
Federal National Mortgage Association REMICS Series 2002-41, Class F 5.73% (30 day USD SOFR Average + 0.664%)(2)	07/25/32	11,028	10,995
Federal National Mortgage Association REMICS Series 2005-90, Class FC (PAC) 5.43% (30 day USD SOFR Average + 0.364%)(2)	10/25/35	186,712	186,337
Federal National Mortgage Association REMICS Series 2011-110, Class FE (PAC) 5.58% (30 day USD SOFR Average + 0.514%)(2)	04/25/41	8,862	8,800
Federal National Mortgage Association REMICS Series 2018-94, Class KD (PAC) 3.50%	12/25/48	43,246	39,787
Federal National Mortgage Association REMICS Series 2013-130, Class BF 5.43% (30 day USD SOFR Average + 0.364%)(2)	07/25/43	91,303	90,804
Federal National Mortgage Association Trust Series 2005-W3, Class 2AF 5.40% (30 day USD SOFR Average + 0.334%)(2)	03/25/45	4,973	4,924
Government National Mortgage Association, Pool #MA6081 3.50%	08/20/49	49,622	44,950
Government National Mortgage Association REMICS Series 2002-72, Class FB (PAC) 5.77% (1 mo. USD Term SOFR + 0.514%)(2)	10/20/32	12,392	12,362
Government National Mortgage Association REMICS Series 2002-72, Class FC (PAC) 5.77% (1 mo. USD Term SOFR + 0.514%)(2)	10/20/32	12,090	12,061

Total Residential Mortgage-backed Securities—Agency (Cost: $1,235,139)			1,226,614

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—9.0%
American Home Mortgage Investment Trust Series 2004-3, Class 4A 3.86% (6 mo. USD LIBOR + 1.500%)(2)	10/25/34	37,472	37,003
Angel Oak Mortgage Trust Series 2022-2, Class A1 3.35%(1),(3)	01/25/67	167,312	150,216
Bear Stearns Asset-Backed Securities I Trust Series 2006-HE9, Class 3A 5.69% (1 mo. USD Term SOFR + 0.394%)(2)	11/25/36	100,292	96,962
Bear Stearns Asset-Backed Securities Trust Series 2004-AC1, Class A2 5.91% (1 mo. USD Term SOFR + 0.614%)(2)	03/25/34	40,081	40,689
BNC Mortgage Loan Trust Series 2006-2, Class A4 5.73% (1 mo. USD Term SOFR + 0.434%)(2)	11/25/36	35,263	33,613
Centex Home Equity Loan Trust Series 2005-A, Class M1 5.89% (1 mo. USD Term SOFR + 0.834%)(2)	01/25/35	33,500	33,149
Centex Home Equity Loan Trust Series 2005-B, Class M3 6.10% (1 mo. USD Term SOFR + 0.804%)(2)	03/25/35	54,563	52,213

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
CHL Mortgage Pass-Through Trust Series 2004-25, Class 1A1 6.07% (1 mo. USD Term SOFR + 0.774%)(2)	02/25/35	$81,304	$76,045
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2004-OPT1, Class M3 6.36% (1 mo. USD Term SOFR + 1.059%)(2)	10/25/34	66,703	63,018
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH3, Class M2 5.86% (1 mo. USD Term SOFR + 0.564%)(2)	10/25/36	17,122	16,996
COLT Mortgage Loan Trust Series 2021-2, Class A1 0.92%(1),(3)	08/25/66	147,536	114,015
Countrywide Alternative Loan Trust Series 2005-56, Class 4A1 6.03% (1 mo. USD Term SOFR + 0.734%)(2)	11/25/35	21,174	19,261
Countrywide Asset-Backed Certificates Trust Series 2004-7, Class MV4 4.21% (1 mo. USD Term SOFR + 1.764%)(2)	12/25/34	64,031	62,825
DSLA Mortgage Loan Trust Series 2005-AR1, Class 2A1A 5.86% (1 mo. USD Term SOFR + 0.614%)(2)	02/19/45	69,345	68,050
Encore Credit Receivables Trust Series 2005-3, Class M4 6.31% (1 mo. USD Term SOFR + 1.014%)(2)	10/25/35	16,010	15,520
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A3C 6.41% (1 mo. USD Term SOFR + 1.114%)(2)	08/25/34	3,610	3,375
Impac CMB Trust Series 2004-6, Class 1A1 6.21% (1 mo. USD Term SOFR + 0.914%)(2)	10/25/34	46,358	45,118
Impac CMB Trust Series 2005-5, Class A1 6.05% (1 mo. USD Term SOFR + 0.434%)(2)	08/25/35	121,110	109,577
JPMorgan Alternative Loan Trust Series 2007-S1, Class A1 5.97% (1 mo. USD Term SOFR + 0.674%)(2)	04/25/47	62,898	58,464
JPMorgan Mortgage Trust Series 2005-A5, Class TA1 5.30%(3)	08/25/35	477	448
JPMorgan Mortgage Trust Series 2005-A6, Class 7A1 4.18%(3)	08/25/35	5,542	4,641
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A1 4.94% (1 mo. USD LIBOR + 2.200%)(2)	11/21/34	10,604	10,103
MASTR Adjustable Rate Mortgages Trust Series 2007-1, Class I2A1 5.73% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/47	64,000	63,351
MASTR Seasoned Securitization Trust Series 2005-1, Class 4A1 4.75%(3)	10/25/32	6,378	6,067
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1 6.09% (1 mo. USD Term SOFR + 0.789%)(2)	12/25/34	27,493	25,963
MortgageIT Trust Series 2005-3, Class A1 6.01% (1 mo. USD Term SOFR + 0.714%)(2)	08/25/35	2,498	2,386
MortgageIT Trust Series 2005-3, Class A2 6.11% (1 mo. USD Term SOFR + 0.814%)(2)	08/25/35	12,489	11,932
MortgageIT Trust Series 2005-5, Class A1 5.93% (1 mo. USD Term SOFR + 0.634%)(2)	12/25/35	11,954	11,443
Nationstar Home Equity Loan Trust Series 2007-A, Class M1 5.68% (1 mo. USD Term SOFR + 0.384%)(2)	03/25/37	415,000	400,435
Nationstar Home Equity Loan Trust Series 2007-C, Class 1AV1 5.59% (1 mo. USD Term SOFR + 0.289%)(2)	06/25/37	38,493	37,390
Ownit Mortgage Loan Trust Series 2006-3, Class A2D 5.95% (1 mo. USD Term SOFR + 0.654%)	03/25/37	124,077	117,308
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ2, Class M3 6.13% (1 mo. USD Term SOFR + 0.834%)(2)	05/25/35	40,818	39,672
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ3, Class M4 6.36% (1 mo. USD Term SOFR + 1.059%)(2)	06/25/35	25,216	25,056
Residential Asset Securities Corporation Trust Series 2005-AHL2, Class M1 6.04% (1 mo. USD Term SOFR + 0.744%)(2)	10/25/35	11,322	11,249
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB5, Class A3 5.69% (1 mo. USD Term SOFR + 0.394%)(2)	06/25/36	67,781	42,563
Structured Adjustable Rate Mortgage Loan Trust Series 2005-17, Class 3A1 4.53%(3)	08/25/35	10,312	9,024

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Structured Asset Investment Loan Trust Series 2005-HE2, Class M2 6.16% (1 mo. USD Term SOFR + 0.864%)(2)	07/25/35	$110,583	$103,055
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A1 5.99% (1 mo. USD Term SOFR + 0.694%)(2)	10/25/45	42,307	40,200
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1B 6.15% (1 mo. USD Term SOFR + 0.854%)(2)	01/25/45	84,560	83,145
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-2, Class A3 5.87% (1 mo. USD Term SOFR + 0.574%)(2)	04/25/37	37,839	36,650

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $2,219,538)			2,178,190

CORPORATE BONDS—30.1%
Agriculture—1.3%
BAT Capital Corp. (United Kingdom) 3.56%	08/15/27	220,000	204,633
Imperial Brands Finance PLC (United Kingdom) 3.13%(1)	07/26/24	120,000	116,465

			321,098

Airlines—0.0%
U.S. Airways Pass-Through Trust Series 2012-1, Class A (EETC) 5.90%	04/01/26	4,409	4,365

Banks—12.6%
ABN AMRO Bank NV (Netherlands) 2.47% (1 yr. CMT + 1.100%)(1),(2)	12/13/29	75,000	63,709
Bank of America Corp. 1.73% (Secured Overnight Financing Rate + 0.960%)(2)	07/22/27	165,000	147,929
2.55% (Secured Overnight Financing Rate + 1.050%)(2)	02/04/28	135,000	122,494
3.82% (3 mo. USD Term SOFR + 1.837%)(2)	01/20/28	10,000	9,455
4.38% (5 yr. CMT + 2.760%)(2),(6)	01/27/27	10,000	8,775
Citigroup, Inc. 3.07% (Secured Overnight Financing Rate + 1.280%)(2)	02/24/28	370,000	341,625
Discover Bank 4.20%	08/08/23	10,000	9,998
Goldman Sachs Group, Inc. 3.81% (3.814% to 04/23/28 then 3 mo. USD Term SOFR + 1.420%then 3 mo. USD Term SOFR + 1.420%)(2)	04/23/29	370,000	344,887
HSBC Holdings PLC (United Kingdom) 2.21% (Secured Overnight Financing Rate + 1.285%)(2)	08/17/29	75,000	63,194
2.80% (Secured Overnight Financing Rate + 1.187%)	05/24/32	110,000	89,402
ING Groep NV (Netherlands) 3.87% (Secured Overnight Financing Rate + 1.640%)(2)	03/28/26	100,000	96,650
JPMorgan Chase & Co. 1.95% (Secured Overnight Financing Rate + 1.065%)(2)	02/04/32	35,000	27,880
2.07% (Secured Overnight Financing Rate + 1.015%)(2)	06/01/29	205,000	177,120
2.55% (Secured Overnight Financing Rate + 1.180%)	11/08/32	20,000	16,452
Macquarie Group Ltd. (Australia) 1.34% (Secured Overnight Financing Rate + 1.069%)(1),(2)	01/12/27	100,000	89,562
2.87% (Secured Overnight Financing Rate + 1.532%)(1)	01/14/33	5,000	3,970
Morgan Stanley 1.51% (Secured Overnight Financing Rate + 0.858%)(2)	07/20/27	165,000	146,771
NatWest Group PLC (United Kingdom) 4.27% (3 mo. USD LIBOR + 1.762%)(2)	03/22/25	135,000	133,356
PNC Financial Services Group, Inc. 5.58% (Secured Overnight Financing Rate + 1.841%)(2)	06/12/29	10,000	10,022
Santander U.K. Group Holdings PLC (United Kingdom) 1.09% (Secured Overnight Financing Rate + 0.787%)(2)	03/15/25	175,000	168,661
U.S. Bancorp 5.84% (Secured Overnight Financing Rate + 2.260%)	06/12/34	5,000	5,077
UBS Group AG (Switzerland) 1.31% (Secured Overnight Financing Rate Index + 0.980%)(1),(2)	02/02/27	215,000	190,955
1.36% (1 yr. CMT + 1.080%)(1),(2)	01/30/27	150,000	133,207

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
2.59% (Secured Overnight Financing Rate + 1.560%)(1)	09/11/25	$10,000	$9,608
3.09% (Secured Overnight Financing Rate + 1.730%)(1)	05/14/32	260,000	214,976
Wells Fargo & Co. 2.39% (Secured Overnight Financing Rate + 2.100%)(2)	06/02/28	100,000	89,519
3.53% (Secured Overnight Financing Rate + 1.510%)(2)	03/24/28	365,000	341,173
4.90% (Secured Overnight Financing Rate + 2.100%)	07/25/33	5,000	4,794

			3,061,221

Beverages—0.1%
Bacardi Ltd. 4.45%(1)	05/15/25	40,000	38,988

Biotechnology—0.6%
Amgen, Inc. 5.15%	03/02/28	155,000	155,205

Chemicals—0.5%
International Flavors & Fragrances, Inc. 1.23%(1)	10/01/25	125,000	112,639

Commercial Services—0.2%
Global Payments, Inc. 4.45%	06/01/28	55,000	52,169

Diversified Financial Services—1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 2.45%	10/29/26	155,000	139,472
Air Lease Corp. 2.88%	01/15/26	30,000	28,078
3.25%	03/01/25	95,000	91,081
Avolon Holdings Funding Ltd. 2.53%(1)	11/18/27	25,000	21,446
Capital One Financial Corp. 3.27% (Secured Overnight Financing Rate + 1.790%)(2)	03/01/30	40,000	34,543
Cboe Global Markets, Inc. 3.00%	03/16/32	65,000	55,540
Intercontinental Exchange, Inc. 1.85%	09/15/32	15,000	11,571

			381,731

Electric—1.9%
Alliant Energy Finance LLC 1.40%(1)	03/15/26	225,000	199,975
Eversource Energy 2.90%	03/01/27	50,000	46,164
ITC Holdings Corp. 4.95%(1)	09/22/27	100,000	98,891
Jersey Central Power & Light Co. 4.30%(1)	01/15/26	125,000	121,045

			466,075

Entertainment—0.6%
WarnerMedia Holdings, Inc. 3.76%	03/15/27	100,000	93,654
4.28%	03/15/32	10,000	8,871
5.05%	03/15/42	45,000	37,532

			140,057

Food—1.0%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00%(1)	05/15/32	95,000	74,095
5.13%(1)	02/01/28	75,000	72,960
Smithfield Foods, Inc. 4.25%(1)	02/01/27	95,000	88,383

			235,438

Health Care-Services—2.0%
Centene Corp. 3.00%	10/15/30	28,000	23,452
Fresenius Medical Care U.S. Finance III, Inc. 1.88%(1)	12/01/26	135,000	118,093
HCA, Inc. 3.13%(1)	03/15/27	95,000	87,643
5.00%	03/15/24	10,000	9,943
5.25%	06/15/26	65,000	64,446
Premier Health Partners 2.91%	11/15/26	125,000	112,905
Universal Health Services, Inc. 1.65%	09/01/26	85,000	75,167

			491,649

Insurance—1.6%
Athene Global Funding 2.51%(1)	03/08/24	20,000	19,503
3.21%(1)	03/08/27	70,000	62,684
5.86% (Secured Overnight Financing Rate Index + 0.700%)(1),(2)	05/24/24	95,000	94,122
Nationwide Mutual Insurance Co. 7.84% (3 mo. USD LIBOR + 2.290%)(1),(2)	12/15/24	70,000	69,990
Willis North America, Inc. 2.95%	09/15/29	20,000	17,402
3.60%	05/15/24	40,000	39,271
4.65%	06/15/27	95,000	92,249

			395,221

Media—0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 7.28% (3 mo. USD Term SOFR + 1.912%)(2)	02/01/24	94,000	94,491

Miscellaneous Manufacturers—0.0%
General Electric Co. 5.80% (3 mo. USD LIBOR + 0.480%)	08/15/36	10,000	8,958

Packaging & Containers—0.5%
Berry Global, Inc. 4.88%(1)	07/15/26	130,000	125,843

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value

Pharmaceuticals—0.9%
Bayer U.S. Finance II LLC 2.85%(1)	04/15/25	$50,000	$47,228
4.25%(1)	12/15/25	25,000	24,262
4.38%(1)	12/15/28	145,000	138,852

			210,342

Pipelines—1.1%
Energy Transfer LP 4.95%	06/15/28	135,000	131,811
Plains All American Pipeline LP/PAA Finance Corp. 4.50%	12/15/26	102,000	98,832
4.65%	10/15/25	50,000	48,766

			279,409

REIT—1.8%
American Assets Trust LP 3.38%	02/01/31	10,000	7,815
CubeSmart LP 2.25%	12/15/28	10,000	8,495
Extra Space Storage LP 2.40%	10/15/31	5,000	3,969
GLP Capital LP/GLP Financing II, Inc. 3.25%	01/15/32	26,000	21,397
5.25%	06/01/25	60,000	59,269
Healthcare Realty Holdings LP 3.50%	08/01/26	10,000	9,321
3.63%	01/15/28	55,000	48,882
Hudson Pacific Properties LP 3.95%	11/01/27	55,000	43,047
Ventas Realty LP 2.65%	01/15/25	5,000	4,742
VICI Properties LP/VICI Note Co., Inc. 5.75%(1)	02/01/27	150,000	148,123
Weyerhaeuser Co. 3.38%	03/09/33	90,000	77,350

			432,410

Savings & Loans—0.1%
Nationwide Building Society (United Kingdom) 4.36% (3 mo. USD LIBOR + 1.392%)(1),(2)	08/01/24	5,000	5,000
TIAA FSB Holdings, Inc. 5.75%	07/02/25	10,000	9,389

			14,389

Software—0.3%
Oracle Corp. 2.80%	04/01/27	70,000	64,655

Telecommunications—1.0%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29	61,750	61,138
T-Mobile USA, Inc. 3.75%	04/15/27	195,000	185,090

			246,228

Total Corporate Bonds (Cost: $7,612,339)			7,332,581

MUNICIPAL BONDS—0.1%
City of Baltimore, General Obligation Unlimited 5.00%	10/15/25	5,000	4,974
Massachusetts School Building Authority, Revenue Bond 2.50%	02/15/37	20,000	14,813
New York State Urban Development Corp., Revenue Bond 2.54%	03/15/34	15,000	11,998

Total Municipal Bonds (Cost: $39,115)			31,785

Total Fixed Income Securities (Cost: $17,009,103)			16,491,884

MONEY MARKET INVESTMENTS—20.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class 5.19%(7)		4,999,099	4,999,099

Total Money Market Investments (Cost: $4,999,099)			4,999,099
Total Investments (88.3%) (Cost: $22,008,202)			21,490,983

Excess Of Other Assets Over Liabilities (11.7%)			2,835,825
Net Assets (100.0%)			$24,326,808

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)

Long Futures
75	Bloomberg Commodity Index Future(8)	09/20/23	$797,390	$805,050	$7,660

TOTAL RETURN SWAPS(8)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium Paid	Value

OTC Swaps
$17,531,142	8/22/23	Citigroup	3-Month U.S. Treasury Bills	Citigroup Commodity Total Return Index(9)	Monthly	$221,025	$—	$221,025
5,712,376	8/22/23	Credit Suisse	3-Month U.S. Treasury Bills	Credit Suisse Custom 66 Total Return Index(9)	Monthly	70,981	—	70,981

						$292,006	$—	$292,006

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $6,172,549 or 25.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2023.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Restricted security (Note 3).
(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	Perpetual maturity.
(7)	Rate disclosed is the 7-day net yield as of July 31, 2023.
(8)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(9)	Custom Index has exposure to the following commodities as shown on the two pages.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2023

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$2,759,402	15.74%	$5,460
WTI Crude Oil	1,526,962	8.71%	84,207
Brent Crude Oil	1,400,738	7.99%	73,590
Natural Gas	1,125,499	6.42%	(19,185)
Copper High Grade	936,163	5.34%	43,156
Soybeans	902,854	5.15%	(48,110)
Silver	839,742	4.79%	4,379
Corn	752,086	4.29%	(34,016)
Aluminium Primary	711,764	4.06%	23,129
Live Cattle	662,677	3.78%	(8,861)
Sugar #11	560,997	3.20%	(21,162)
Soybean Oil	536,453	3.06%	(25,442)
Coffee ‘C’ Arabica	518,922	2.96%	9,203
Soybean Meal	517,169	2.95%	(16,695)
RBOB Gasoline	511,909	2.92%	23,896
Gasoil	485,613	2.77%	35,869
SRW Wheat	452,303	2.58%	(17,103)
Zinc High Grade	438,279	2.50%	33,224
Nickel Primary	387,438	2.21%	26,379
Lean Hogs	383,932	2.19%	7,912
Heating Oil	382,179	2.18%	27,626
HRW Wheat	308,548	1.76%	(14,018)
Cotton	268,226	1.53%	772
Lead Standard	161,287	0.92%	729
United States Treasury Bill	—	—	26,086

	$17,531,142	100.00%	$221,025

(1)	Commodity Exposures of the Citigroup Commodity Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2023

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$911,124	15.95%	$1,769
WTI Crude Oil	484,409	8.48%	26,269
Brent Crude Oil	446,137	7.81%	22,499
Natural Gas	419,860	7.35%	(4,274)
Copper High Grade	307,326	5.38%	13,796
Soybeans	294,759	5.16%	(14,975)
Silver	277,050	4.85%	1,432
Corn	246,775	4.32%	(10,823)
Aluminium Primary	233,636	4.09%	7,563
Live Cattle	217,070	3.80%	(1,388)
Sugar #11	185,652	3.25%	(6,908)
Soybean Oil	177,084	3.10%	(8,107)
Coffee ‘C’ Arabica	169,658	2.97%	3,449
Soybean Meal	166,801	2.92%	(5,226)
Gasoil	154,234	2.70%	11,099
SRW Wheat	148,522	2.60%	(4,292)
Zinc High Grade	140,524	2.46%	10,297
RBOB Gasoline	139,953	2.45%	6,194
Nickel Primary	126,243	2.21%	8,604
Heating Oil	118,817	2.08%	8,531
Lean Hogs	106,821	1.87%	(124)
HRW Wheat	99,967	1.75%	(3,310)
Cotton	87,971	1.54%	239
Lead Standard	51,983	0.91%	193
United States Treasury Bill	—	—	8,474

	$5,712,376	100.00%	$70,981

(1)	Commodity Exposures of the Credit Suisse Custom 66 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Corporate Bonds	30.1%
Money Market Investments	20.6
Asset-Backed Securities	16.4
Residential Mortgage-Backed Securities—Non-Agency	9.0
Residential Mortgage-Backed Securities—Agency	5.0
Commercial Mortgage-Backed Securities—Non-Agency	4.4
Commercial Mortgage-Backed Securities—Agency	2.7
Municipal Bonds	0.1
Other*	11.7

Total	100.0%

*	Includes futures, swaps, interest receivable and accrued expenses payable.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$3,999,382	$—	$3,999,382
Commercial Mortgage-Backed Securities—Agency	—	666,275	—	666,275
Commercial Mortgage-Backed Securities—Non-Agency	—	1,057,057	—	1,057,057
Residential Mortgage-Backed Securities—Agency	—	1,226,614	—	1,226,614
Residential Mortgage-Backed Securities—Non-Agency	—	2,178,190	—	2,178,190
Corporate Bonds*	—	7,332,581	—	7,332,581
Municipal Bonds	—	31,785	—	31,785

Total Fixed Income Securities	—	16,491,884	—	16,491,884

Money Market Investments	4,999,099	—	—	4,999,099

Total Investments	$4,999,099	$16,491,884	$—	$21,490,983

Asset Derivatives
Futures Contracts
Commodity Risk	7,660	—	—	7,660
Swap Agreements
Commodity Risk	—	292,006	—	292,006

Total	$5,006,759	$16,783,890	$—	$21,790,649

*	See Schedule of Investments for corresponding industries.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—106.8% of Net Assets
CORPORATE BONDS—28.6%

Aerospace/Defense—0.1%
TransDigm, Inc. 6.75%(1)	08/15/28		$18,000	$18,111

Agriculture—1.0%
BAT Capital Corp. (United Kingdom) 4.54%	08/15/47		25,000	18,621
BAT International Finance PLC (United Kingdom) 2.25%(2)	01/16/30		100,000	92,596
Imperial Brands Finance PLC (United Kingdom)
3.88%(1)	07/26/29		$13,000	11,680
8.13%(2)	03/15/24	GBP	50,000	64,942

				187,839

Airlines—0.4%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29		73,856	65,150

Banks—8.6%
Bank of America Corp. 2.30% (Secured Overnight Financing Rate + 1.220%)(3)	07/21/32		155,000	123,986
China Development Bank
3.09%	06/18/30	CNY	1,290,000	184,251
3.48%	01/08/29	CNY	200,000	29,119
Citigroup, Inc.
2.98% (Secured Overnight Financing Rate + 1.422%)(3)	11/05/30		$25,000	21,723
3.06% (Secured Overnight Financing Rate + 1.351%)(3)	01/25/33		80,000	66,881
Goldman Sachs Group, Inc. 2.38% (Secured Overnight Financing Rate + 1.248%)(3)	07/21/32		100,000	79,991
HSBC Holdings PLC (United Kingdom)
1.75% (Sterling Overnight Index Average + 1.307%)(3)	07/24/27	GBP	100,000	112,876
2.80% (Secured Overnight Financing Rate + 1.187%)(3)	05/24/32		$15,000	12,191
JPMorgan Chase & Co. 2.55% (Secured Overnight Financing Rate + 1.180%)(3)	11/08/32		150,000	123,390
Kreditanstalt fuer Wiederaufbau (Germany) 0.63%	01/07/28		181,000	179,627
Lloyds Banking Group PLC (United Kingdom) 4.98% (1 yr. CMT + 2.300%)(3)	08/11/33		10,000	9,396
Macquarie Group Ltd. (Australia) 2.87% (Secured Overnight Financing Rate + 1.532%)(1),(3)	01/14/33		50,000	39,706
Morgan Stanley 2.24% (Secured Overnight Financing Rate + 1.178%)(3)	07/21/32		105,000	83,605
Santander U.K. Group Holdings PLC (United Kingdom)
1.09% (Secured Overnight Financing Rate + 0.787%)(3)	03/15/25		90,000	86,740
5.00% (1)	11/07/23		20,000	19,907
U.S. Bancorp
4.84% (Secured Overnight Financing Rate + 1.600%)(3)	02/01/34		35,000	32,965
5.84% (Secured Overnight Financing Rate + 2.260%)(3)	06/12/34		10,000	10,154
UBS Group AG (Switzerland)
2.59% (Secured Overnight Financing Rate + 1.560%)(1)	09/11/25		25,000	24,020
2.88% (1 year EUR Swap + 1.950%)(2),(3)	04/02/32	EUR	100,000	97,250
3.09% (Secured Overnight Financing Rate + 1.730%)(1),(3)	05/14/32		$20,000	16,537
6.54% (Secured Overnight Financing Rate + 3.920%)(1),(3)	08/12/33		95,000	99,466
9.02% (Secured Overnight Financing Rate + 5.020%)(1),(3)	11/15/33		35,000	42,539
Wells Fargo & Co.
3.35% (Secured Overnight Financing Rate + 1.500%)(3)	03/02/33		110,000	94,428
4.90% (Secured Overnight Financing Rate + 2.100%)(3)	07/25/33		5,000	4,795

				1,595,543

Beverages—0.1%
Bacardi Ltd. 4.45%(1)	05/15/25		25,000	24,367

Biotechnology—0.0%
Amgen, Inc. 4.88%	03/01/53		10,000	9,106

Building Materials—1.1%
Cemex SAB de CV (Mexico) 9.13% (5 yr. CMT + 4.907%)(1),(3),(4)	03/14/28		200,000	208,875

Chemicals—0.6%
International Flavors & Fragrances, Inc. 1.80%	09/25/26		100,000	100,349
Valvoline, Inc. 3.63%(1)	06/15/31		10,000	8,244

				108,593

Commercial Services—0.0%
Adtalem Global Education, Inc. 5.50%(1)	03/01/28		6,000	5,608

Computers—0.1%
NCR Corp. 5.13%(1)	04/15/29		18,000	16,127

Diversified Financial Services—0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26		20,000	17,996
3.30%	01/30/32		35,000	28,679
3.88%	01/23/28		10,000	9,281

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Air Lease Corp.
3.25%	03/01/25	$20,000	$19,175
5.85%	12/15/27	20,000	20,176
Avolon Holdings Funding Ltd.
2.53%(1)	11/18/27	24,000	20,588
2.88%(1)	02/15/25	30,000	28,218

			144,113

Electric—0.1%
Arizona Public Service Co. 5.55%	08/01/33	20,000	20,052

Engineering & Construction—0.1%
Artera Services LLC 9.03%(1)	12/04/25	16,000	15,238

Entertainment—0.4%
WarnerMedia Holdings, Inc.
5.05%	03/15/42	10,000	8,341
5.14%	03/15/52	85,000	68,929

			77,270

Environmental Control—0.0%
GFL Environmental, Inc. (Canada) 3.75%(1)	08/01/25	7,000	6,698

Food—0.4%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 4.38%(1)	02/02/52	20,000	14,511
Pilgrim’s Pride Corp.
4.25%	04/15/31	37,000	31,978
5.88%(1)	09/30/27	16,000	15,817
Post Holdings, Inc. 4.63%(1)	04/15/30	12,000	10,586

			72,892

Health Care-Products—0.1%
DENTSPLY SIRONA, Inc. 3.25%	06/01/30	20,000	17,335

Health Care-Services—0.9%
Catalent Pharma Solutions, Inc. 3.50%(1)	04/01/30	10,000	8,384
Centene Corp. 4.25%	12/15/27	65,000	61,286
Fortrea Holdings, Inc. 7.50%(1)	07/01/30	3,000	3,071
HCA, Inc.
3.50%	09/01/30	21,000	18,471
4.13%	06/15/29	24,000	22,280
5.25%	06/15/49	34,000	30,627
ModivCare Escrow Issuer, Inc. 5.00%(1)	10/01/29	12,000	8,626
Tenet Healthcare Corp. 6.75%(1)	05/15/31	9,000	8,988

			161,733

Household Products/Wares—0.1%
Central Garden & Pet Co. 4.13%	10/15/30	6,000	5,114
Spectrum Brands, Inc. 5.50%(1)	07/15/30	10,000	9,250

			14,364

Insurance—0.6%
Acrisure LLC/Acrisure Finance, Inc. 4.25%(1)	02/15/29	9,000	7,768
Athene Global Funding 1.99%(1)	08/19/28	70,000	57,946
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(1),(3)	11/01/53	55,000	53,466

			119,180

Internet—0.4%
Alibaba Group Holding Ltd. (China) 2.13%	02/09/31	50,000	40,707
Tencent Holdings Ltd. (China) 3.60%(1)	01/19/28	40,000	37,201

			77,908

Investment Companies—1.3%
Gaci First Investment Co. 5.13%(2)	02/14/53	200,000	180,049
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%	05/15/27	9,000	7,989
6.25%	05/15/26	6,000	5,633
6.38%	12/15/25	2,000	1,923
Molina Healthcare, Inc. 3.88%(1)	11/15/30	63,000	54,180

			249,774

Media—0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%	05/01/47	81,000	66,193
CSC Holdings LLC 6.50%(1)	02/01/29	30,000	25,511
Sirius XM Radio, Inc. 3.88%(1)	09/01/31	7,000	5,487
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32	16,000	13,022

			110,213

Miscellaneous Manufacturers—0.7%
General Electric Co. 5.80% (3 mo. USD LIBOR + 0.480%)(3)	08/15/36	150,000	134,377

Oil & Gas—2.2%
Empresa Nacional del Petroleo (Chile) 6.15%(1)	05/10/33	200,000	201,500
KazMunayGas National Co. JSC (Kazakhstan) 4.75%(2)	04/19/27	200,000	191,438
Petroleos Mexicanos 5.95%	01/28/31	30,000	22,301

			415,239

Packaging & Containers—0.8%
Ball Corp. 6.88%	03/15/28	8,000	8,180
Berry Global, Inc. 1.00%(2)	01/15/25	100,000	105,066
Graphic Packaging International LLC 4.13%	08/15/24	27,000	26,528
Trivium Packaging Finance BV (Netherlands) 8.50%(1)	08/15/27	2,000	1,935

			141,709

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount		Value
Pharmaceuticals—0.6%
Bayer U.S. Finance II LLC
4.63%(1)	06/25/38		$51,000	$44,561
4.88%(1)	06/25/48		20,000	17,730
CVS Health Corp. 5.05%	03/25/48		10,000	9,124
Kedrion SpA (Italy) 6.50%(1)	09/01/29		26,000	22,490
Prestige Brands, Inc. 3.75%(1)	04/01/31		22,000	18,500

				112,405

Pipelines—1.6%
Energy Transfer LP 5.15%	03/15/45		100,000	84,830
Greensaif Pipelines Bidco Sarl (Saudi Arabia) 6.13%(1)	02/23/38		200,000	205,360

				290,190

Real Estate—0.5%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg) 1.75%(2)	03/12/29		100,000	87,530

REIT—1.6%
American Assets Trust LP 3.38%	02/01/31		40,000	31,262
American Homes 4 Rent LP
3.38%	07/15/51		35,000	23,122
4.30%	04/15/52		10,000	7,852
American Tower Corp.
2.70%	04/15/31		20,000	16,553
5.65%	03/15/33		15,000	15,153
GLP Capital LP/GLP Financing II, Inc.
3.35%	09/01/24		15,000	14,618
5.38%	04/15/26		20,000	19,645
5.75%	06/01/28		5,000	4,904
Healthcare Realty Holdings LP 3.10%	02/15/30		75,000	64,763
Hudson Pacific Properties LP
3.25%	01/15/30		30,000	19,779
4.65%	04/01/29		5,000	3,919
Kilroy Realty LP 2.65%	11/15/33		15,000	10,284
LXP Industrial Trust 2.70%	09/15/30		20,000	15,924
VICI Properties LP/VICI Note Co., Inc. 5.75%(1)	02/01/27		55,000	54,312

				302,090

Retail—0.5%
Alimentation Couche-Tard, Inc. 3.06%	07/26/24		95,000	70,438
Michaels Cos., Inc. 5.25%(1)	05/01/28		20,000	17,025

				87,463

Semiconductors—1.1%
SK Hynix, Inc. 6.38%(2)	01/17/28		200,000	203,567

Software—0.2%
Open Text Corp. 6.90%(1)	12/01/27		5,000	5,105
Oracle Corp. 3.95%	03/25/51		44,000	33,120

				38,225

Telecommunications—1.0%
Frontier Communications Holdings LLC
5.00%(1)	05/01/28		11,000	9,332
8.63%(1)	03/15/31		10,000	9,591
Intelsat Jackson Holdings SA 6.50%(1),(5)	03/15/30		39,000	35,640
Intelsat Jackson Holdings SA (Escrow)
8.50%(1),(6)	10/15/24		21,000	—
9.75%(1),(6)	07/15/25		15,000	—
Qwest Corp. 7.25%	09/15/25		33,000	32,264
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74%(1)	09/20/29		30,625	30,293
T-Mobile USA, Inc. 2.63%	04/15/26		55,000	51,187
Vodafone Group PLC (United Kingdom) 4.88%	06/19/49		28,000	24,619

				192,926

Total Corporate Bonds (Cost: $5,601,177)				5,331,810

MUNICIPAL BONDS—0.4%
Alabama Economic Settlement Authority, Revenue Bond 4.26%	09/15/32		40,000	38,039
County of Miami-Dade Aviation Revenue, Revenue Bond 2.86%	10/01/35		50,000	39,763

Total Municipal Bonds (Cost: $90,864)				77,802

FOREIGN GOVERNMENT BONDS—39.7%
Australia Government Bonds
1.25%	05/21/32	AUD	184,000	98,641
1.75%(2)	06/21/51	AUD	104,000	40,930
2.75%(2)	05/21/41	AUD	189,000	102,384
Brazil Notas do Tesouro Nacional Series F 10.00%	01/01/33	BRL	240,000	48,190
Bundesrepublik Deutschland Bundesanleihe 0.00%(2),(7)	08/15/52	EUR	67,000	36,090
Canada Government Bonds
1.25%	03/01/27	CAD	280,000	192,680
2.00%	12/01/51	CAD	91,000	52,450
China Government Bonds
2.85%	06/04/27	CNY	810,000	115,374
3.13%	11/21/29	CNY	2,530,000	366,514
3.72%	04/12/51	CNY	980,000	154,916
Colombia TES Series B 7.00%	06/30/32	COP	105,300,000	22,145
Czech Republic Government Bonds 2.00%	10/13/33	CZK	2,250,000	86,493
European Union
0.00%(2),(7)	06/02/28	EUR	129,000	123,130
0.00%(2),(7)	07/04/29	EUR	150,000	138,331
0.20%(2)	06/04/36	EUR	223,000	167,943
2.75%(2)	02/04/33	EUR	102,000	109,709
French Republic Government Bonds OAT
0.00%(2),(7)	02/25/27	EUR	277,000	275,394
0.00%(2),(7)	11/25/29	EUR	56,000	51,723
0.00%(2),(7)	11/25/31	EUR	163,000	141,580
0.50%(2)	06/25/44	EUR	55,000	35,259
0.75%(2)	05/25/52	EUR	85,000	49,216
0.75%(2)	05/25/53	EUR	53,000	29,943
1.00%(2)	05/25/27	EUR	373,000	383,027

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount		Value
Hungary Government Bonds 3.00%	08/21/30	HUF	$2,250,000	$4,968
Indonesia Treasury Bonds 6.63%	05/15/33	IDR	1,520,000,000	102,812
International Bank for Reconstruction & Development 1.75%(2)	03/13/25	NOK	650,000	61,516
Ireland Government Bonds
0.55%(2)	04/22/41	EUR	76,000	53,561
1.30%(2)	05/15/33	EUR	65,000	61,904
1.50%(2)	05/15/50	EUR	40,000	30,359
2.00%(2)	02/18/45	EUR	47,000	41,501
Israel Government Bonds—Fixed 1.30%	04/30/32	ILS	116,000	25,943
Italy Buoni Poliennali Del Tesoro
1.10%(2)	04/01/27	EUR	20,000	20,228
4.40%(2)	05/01/33	EUR	165,000	187,788
Japan Government Thirty Year Bonds 0.40%	03/20/50	JPY	51,100,000	279,055
Korea Treasury Bonds
1.88%	03/10/51	KRW	81,510,000	44,374
2.00%	06/10/31	KRW	376,090,000	259,817
2.38%	03/10/27	KRW	63,350,000	48,025
Magyar Export-Import Bank Zrt 6.13%(1)	12/04/27		$200,000	200,516
Malaysia Government Bonds 4.64%	11/07/33	MYR	562,000	133,140
Mexico Bonos
7.50%	05/26/33	MXN	1,400,000	76,427
8.00%	07/31/53	MXN	400,000	21,641
Netherlands Government Bonds
0.50%(2)	07/15/32	EUR	386,000	349,958
0.50%(2)	01/15/40	EUR	46,000	35,172
New Zealand Government Bonds
1.75%	05/15/41	NZD	180,000	70,335
2.00%	05/15/32	NZD	71,000	35,732
3.50%(2)	04/14/33	NZD	281,000	158,856
4.50%(2)	04/15/27	NZD	580,000	356,843
Norway Government Bonds
1.38%(2)	08/19/30	NOK	1,490,000	124,792
1.50%(2)	02/19/26	NOK	2,265,000	209,741
2.13%(2)	05/18/32	NOK	497,000	42,933
Portugal Obrigacoes do Tesouro OT 1.65%(2)	07/16/32	EUR	95,000	92,346
Province of Ontario
3.75%	12/02/53	CAD	29,000	20,370
4.05%	02/02/32	CAD	209,000	157,020
Republic of Poland Government Bonds 1.75%	04/25/32	PLN	165,000	31,046
Republic of South Africa Government Bonds 8.88%	02/28/35	ZAR	570,000	26,706
Romania Government Bonds 6.70%	02/25/32	RON	300,000	67,954
Singapore Government Bonds 1.63%	07/01/31	SGD	75,000	50,949
Spain Government Bonds
0.70%(2)	04/30/32	EUR	24,000	21,182
0.80%(2)	07/30/27	EUR	42,000	42,195
1.00%(2)	07/30/42	EUR	32,000	21,901
1.85%(2)	07/30/35	EUR	98,000	90,015
1.90%(2)	10/31/52	EUR	26,000	18,552
Sweden Government Bonds 0.75%(2)	05/12/28	SEK	690,000	60,034
Thailand Government Bonds 1.59%	12/17/35	THB	1,298,000	33,544
U.K. Gilts
0.88%(2)	07/31/33	GBP	344,000	321,085
1.25%(2)	10/22/41	GBP	99,000	76,830
1.25%(2)	07/31/51	GBP	80,000	50,981
1.63%(2)	10/22/28	GBP	134,000	150,453
1.75%(2)	09/07/37	GBP	95,000	88,096
4.25%(2)	06/07/32	GBP	80,000	103,254

Total Foreign Government Bonds (Cost: $8,049,454)				7,384,512

ASSET-BACKED SECURITIES—4.2%
Dryden 72 CLO Ltd. Series 2019-72A, Class BR 6.97% (3 mo. USD LIBOR + 1.650%)(1),(3)	05/15/32		185,000	180,612
OCP CLO Ltd. Series 2020-19A, Class AR 6.74% (3 mo. USD Term SOFR + 1.412%)(1),(3)	10/20/34		100,000	99,445
Rockford Tower CLO Ltd. Series 2021-1A, Class B 7.24% (3 mo. USD Term SOFR + 1.912%)(1),(3)	07/20/34		180,000	176,697
Sixth Street CLO XVII Ltd. Series 2021-17A, Class A 6.83% (3 mo. USD Term SOFR + 1.502%)(1),(3)	01/20/34		150,000	149,250
SLM Student Loan Trust Series 2008-5, Class B 7.17% (90 day USD SOFR Average + 2.112%)(3)	07/25/73		50,000	48,802
Student Loan Consolidation Center Student Loan Trust I Series 2002-2, Class B2 1.65% (28 day ARS)(1),(3)	07/01/42		50,000	46,202
Textainer Marine Containers VII Ltd. Series 2021-2A, Class A 2.23%(1)	04/20/46		94,300	81,040

Total Asset-backed Securities (Cost: $787,482)				782,048

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.1%
Federal National Mortgage Association-Aces Series 2016-M2, Class X3 (I/O) 2.04%(8)	04/25/36		130,970	1,144
Federal National Mortgage Association-Aces Series 2016-M4, Class X2 (I/O) 2.67%(8)	01/25/39		450,195	6,159
Government National Mortgage Association Series 2011-147, Class IO (I/O) 0.00%(8)	10/16/44		98,946	1
Government National Mortgage Association Series 2012-144, Class IO (I/O) 0.33%(8)	01/16/53		1,476,226	9,816

Total Commercial Mortgage-Backed Securities—Agency (Cost: $46,955)				17,120

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—0.8%
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O) 1.14%(8)	10/15/45		167,201	2
GS Mortgage Securities Trust Series 2010-C1, Class X (I/O) 0.45%(1),(8)	08/10/43		966,064	881
GS Mortgage Securities Trust Series 2011-GC3, Class X (I/O) 0.29%(1),(8)	03/10/44		161,265	1

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
GS Mortgage Securities Trust Series 2014-GC20, Class XA (I/O) 1.00%(8)	04/10/47	$976,618	$2,457
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class XA (I/O) 0.56%(8)	04/15/47	1,770,469	4,935
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3, Class XB (I/O) 0.39%(1),(8)	02/15/46	6,093,087	17,137
Taurus U.K. DAC Series 2021-UK4A, Class B 6.22% (Sterling Overnight Index Average + 1.500%)(1),(3)	08/17/31	93,972	115,493

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $130,330)			140,906

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—21.2%
Federal Home Loan Mortgage Corp., Pool #G08681 3.50%	12/01/45	16,193	14,973
Federal Home Loan Mortgage Corp., Pool #G08698 3.50%	03/01/46	15,130	14,000
Federal Home Loan Mortgage Corp., Pool #G08716 3.50%	08/01/46	15,443	14,229
Federal Home Loan Mortgage Corp., Pool #G08721 3.00%	09/01/46	3,143	2,806
Federal Home Loan Mortgage Corp., Pool #G08722 3.50%	09/01/46	1,601	1,476
Federal Home Loan Mortgage Corp., Pool #G08732 3.00%	11/01/46	4,422	3,949
Federal Home Loan Mortgage Corp., Pool #G08762 4.00%	05/01/47	13,943	13,248
Federal Home Loan Mortgage Corp., Pool #G08833 5.00%	07/01/48	2,013	2,003
Federal Home Loan Mortgage Corp., Pool #G18592 3.00%	03/01/31	2,536	2,415
Federal Home Loan Mortgage Corp., Pool #SD0231 3.00%	01/01/50	92,113	81,865
Federal Home Loan Mortgage Corp., Pool #SD8189 2.50%	01/01/52	45,017	38,007
Federal Home Loan Mortgage Corp., Pool #ZT1703 4.00%	01/01/49	37,604	35,734
Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F) 0.72% (-30 day USD SOFR Average + 5.786%)(3)	04/15/38	33,443	1,780
Federal National Mortgage Association, Pool #AB3679 3.50%	10/01/41	43,568	40,585
Federal National Mortgage Association, Pool #AB4045 3.50%	12/01/41	62,235	57,936
Federal National Mortgage Association, Pool #AT5914 3.50%	06/01/43	20,071	18,578
Federal National Mortgage Association, Pool #BD7081 4.00%	03/01/47	15,227	14,462
Federal National Mortgage Association, Pool #BV2994 2.50%	04/01/52	93,332	78,769
Federal National Mortgage Association, Pool #CA0996 3.50%	01/01/48	48,105	44,413
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48	1,414	1,377
Federal National Mortgage Association, Pool #CB2610 2.00%	01/01/52	68,723	55,778
Federal National Mortgage Association, Pool #CB3347 2.00%	01/01/52	184,368	149,420
Federal National Mortgage Association, Pool #FM2870 3.00%	03/01/50	122,928	109,251
Federal National Mortgage Association, Pool #MA1527 3.00%	08/01/33	11,209	10,504
Federal National Mortgage Association, Pool #MA1652 3.50%	11/01/33	18,068	17,231
Federal National Mortgage Association, Pool #MA2705 3.00%	08/01/46	57,735	51,556
Federal National Mortgage Association, Pool #MA4152 2.00%	10/01/40	67,889	57,693
Federal National Mortgage Association, Pool #MA4204 2.00%	12/01/40	55,281	46,946
Federal National Mortgage Association, Pool #MA4563 2.50%	03/01/52	91,956	77,520
Federal National Mortgage Association REMICS Series 2007-52, Class LS (I/O) (I/F) 0.87% (-30 day USD SOFR Average + 5.936%)(3)	06/25/37	37,442	1,629
Federal National Mortgage Association REMICS Series 2008-18, Class SM (I/O) (I/F) 1.82% (-30 day USD SOFR Average + 6.886%)(3)	03/25/38	39,569	1,773
Federal National Mortgage Association REMICS Series 2009-115, Class SB (I/O) (I/F) 1.07% (-30 day USD SOFR Average + 6.136%)(3)	01/25/40	21,354	1,525
Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F) 1.42% (-30 day USD SOFR Average + 6.486%)(3)	10/25/40	41,223	3,594
Government National Mortgage Association, Pool #MA3597 3.50%	04/20/46	9,814	9,184
Government National Mortgage Association, Pool #MA3662 3.00%	05/20/46	26,987	24,400
Government National Mortgage Association, Pool #MA3663 3.50%	05/20/46	1,423	1,332
Government National Mortgage Association, Pool #MA3803 3.50%	07/20/46	6,581	6,157
Government National Mortgage Association, Pool #MA4454 5.00%	05/20/47	7,010	7,044
Government National Mortgage Association, Pool #MA4900 3.50%	12/20/47	30,034	27,985
Government National Mortgage Association, Pool #MA5399 4.50%	08/20/48	12,429	12,124
Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC) 5.00%	11/16/41	33,899	6,041
Government National Mortgage Association, TBA
2.50%(9)	12/01/51	150,000	129,438
5.00%(9)	04/01/53	50,000	49,015
4.50%(9)	04/01/53	100,000	96,199
Uniform Mortgage-Backed Security, TBA
3.00%(9)	03/01/52	475,000	415,904
3.50%(9)	04/01/52	50,000	45,308
4.00%(9)	06/01/52	250,000	233,584
4.50%(9)	04/01/53	675,000	646,608
2.00%(9)	12/01/51	175,000	141,670
2.50%(9)	01/01/52	200,000	168,581
5.00%(9)	04/01/53	675,000	659,654
5.50%(9)	04/01/53	200,000	198,734

Total Residential Mortgage-Backed Securities—Agency (Cost: $3,986,458)			3,945,987

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—7.8%
Banc of America Funding Trust Series 2005-C, Class A3 5.67% (1 mo. USD Term SOFR + 0.414%)(3)	05/20/35	$5,225	$5,203
BCMSC Trust Series 2000-A, Class A4 8.29%(8)	06/15/30	189,525	27,385
Bear Stearns ALT-A Trust Series 2004-8, Class M2 7.14% (1 mo. USD Term SOFR + 1.839%)(3)	09/25/34	102,093	92,909
Bear Stearns ALT-A Trust Series 2005-8, Class 11A1 5.95% (1 mo. USD Term SOFR + 0.654%)(3)	10/25/35	24,779	21,958
Deephaven Residential Mortgage Trust Series 2021-3, Class A1 1.19%(1),(8)	08/25/66	96,313	80,350
DSLA Mortgage Loan Trust Series 2004-AR1, Class A1A 6.20% (1 mo. USD Term SOFR + 0.954%)(3)	09/19/44	59,738	54,631
First Horizon Mortgage Pass-Through Trust Series 2005-AR4, Class 2A1 4.12%(8),(10)	10/25/35	13,838	13,114
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ5, Class A1 2.00%(1),(8)	10/25/51	83,433	64,867
GS Mortgage-Backed Securities Corp. Trust Series 2022-PJ2, Class A4 2.50%(1),(8)	06/25/52	89,631	72,041
HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A3 5.71% (1 mo. USD Term SOFR + 0.414%)(3)	07/25/36	270,716	116,652
IndyMac INDX Mortgage Loan Trust Series 2005-AR15, Class A2 3.55%(8)	09/25/35	43,113	33,446
JPMorgan Mortgage Trust Series 2021-8, Class A3 2.50%(1),(8)	12/25/51	103,274	83,363
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3 5.46%	09/25/29	168,931	105,212
JPMorgan Mortgage Trust Series 2005-A6, Class 7A1 4.18%(8)	08/25/35	9,826	8,228
Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A2B 5.71% (1 mo. USD Term SOFR + 0.414%)(3)	01/25/37	279,798	89,625
Merrill Lynch Alternative Note Asset Trust Series 2007-A3, Class A2D 6.07% (1 mo. USD Term SOFR + 0.774%)(3),(6)	04/25/37	1,251,739	53,428
MFA Trust Series 2021-RPL1, Class A2 2.07%(1),(8)	07/25/60	100,000	79,296
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A4 5.89% (1 mo. USD Term SOFR + 0.594%)(3)	06/25/36	234,215	121,765
Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE2, Class A2B 5.50% (1 mo. USD Term SOFR + 0.204%)(3)	01/25/37	145,066	65,759
MortgageIT Trust Series 2005-1, Class 1A1 6.05% (1 mo. USD Term SOFR + 0.754%)(3)	02/25/35	11,890	11,471
Ownit Mortgage Loan Trust Series 2006-3, Class A2D 5.95% (1 mo. USD Term SOFR + 0.654%)(3)	03/25/37	55,392	52,370
RESIMAC Premier Series 2021-1A, Class A1 5.98% (1 mo. USD Term SOFR + 0.814%)(1),(3)	07/10/52	92,826	92,494
Structured Adjustable Rate Mortgage Loan Trust Series 2004-18, Class 4A1 6.06%(8)	12/25/34	13,697	13,348
Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1 6.03% (1 mo. USD Term SOFR + 0.734%)(3)	09/25/45	22,143	19,841
Structured Asset Mortgage Investments II Trust Series 2006-AR3, Class 22A1 3.73%(8)	05/25/36	124,353	68,226

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,970,981)			1,446,982

U.S. TREASURY SECURITIES—4.0%
U.S. Treasury Bonds 3.63%	05/15/53	278,000	259,778
U.S. Treasury Inflation-Indexed Notes
1.13%	01/15/33	139,863	133,746
1.25%	04/15/28	122,676	119,077
U.S. Treasury Notes
3.38%	05/15/33	23,000	21,942
4.00%	06/30/28	98,000	97,227
4.13%	07/31/28	97,000	96,829
4.75%	07/31/25	13,000	12,971

Total U.S. Treasury Securities (Cost: $760,480)			741,570

Total Fixed Income Securities (Cost: $21,424,181)			19,868,737

		Shares

MONEY MARKET INVESTMENTS—2.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.19%(11)		451,531	451,531

Total Money Market Investments (Cost: $451,531)			451,531

INVESTMENT COMPANIES—3.2%
TCW Emerging Markets Income Fund—I Class(12)		95,828	597,010

Total Investment Companies (Cost: $730,897)			597,010

COMMON STOCK—0.0%

TELECOMMUNICATIONS—0.0%
Intelsat SA(6),(13)		344	7,511

Total Common Stock (Cost: $31,977)			7,511

RIGHTS—0.0%
Intelsat Jackson Holdings SA(6),(13) Intelsat Jackson Holdings SA(6),(13)		35 35	— —

Total Rights (Cost: $—)			—

Total Investments (112.4%) (Cost: $22,638,586)			20,924,789

Liabilities In Excess Of Other Assets (-12.4%)			(2,304,745)

Net Assets (100.0%)			$18,620,044

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY(14)
Citibank N.A.	AUD	7,701	10/13/23	$5,146	$5,202	$56
Goldman Sachs & Co.	CAD	28,000	10/13/23	21,308	21,292	(16)
Goldman Sachs & Co.	CHF	41,000	10/13/23	46,579	47,660	1,081
Goldman Sachs & Co.	CLP	23,357,000	10/13/23	28,464	27,631	(833)
Goldman Sachs & Co.	CNH	5,163,234	10/13/23	720,046	727,577	7,531
Goldman Sachs & Co.	DKK	250,000	10/13/23	37,769	37,145	(624)
Goldman Sachs & Co.	EUR	724,324	10/13/23	790,782	801,420	10,638
Goldman Sachs & Co.	GBP	14,000	10/13/23	17,872	18,017	145
Goldman Sachs & Co.	IDR	529,570,339	10/13/23	35,038	35,101	63
State Street Bank & Trust Co.	JPY	261,393,000	10/13/23	1,834,395	1,860,561	26,166
Goldman Sachs & Co.	KRW	73,942,000	10/13/23	58,127	58,249	122
Goldman Sachs & Co.	PEN	35,516	10/13/23	9,688	9,808	120
Goldman Sachs & Co.	PLN	20,273	10/13/23	4,984	5,057	73
Goldman Sachs & Co.	RON	140,000	10/13/23	31,670	31,222	(448)
Goldman Sachs & Co.	SEK	227,000	10/13/23	22,214	21,678	(536)
Goldman Sachs & Co.	SGD	7,673	10/13/23	5,722	5,798	76
Citibank N.A.	THB	855,818	10/16/23	24,595	25,179	584

				$3,694,399	$3,738,597	$44,198

SELL(15)
Goldman Sachs & Co.	BRL	1,558	10/13/23	$316	$323	$(7)
Goldman Sachs & Co.	CAD	30,768	10/13/23	23,212	23,397	(185)
Goldman Sachs & Co.	COP	4,853,486	10/13/23	1,141	1,225	(84)
Citibank N.A.	CZK	1,438,957	10/13/23	65,950	66,270	(320)
Goldman Sachs & Co.	EUR	35,000	10/13/23	39,336	38,725	611
Goldman Sachs & Co.	GBP	354,242	10/13/23	454,676	455,887	(1,211)
Goldman Sachs & Co.	ILS	13,674	10/13/23	3,722	3,743	(21)
State Street Bank & Trust Co.	JPY	3,518,000	10/13/23	24,732	25,040	(308)
Goldman Sachs & Co.	KRW	248,797,251	10/13/23	191,929	195,994	(4,065)
Goldman Sachs & Co.	MXN	599,581	10/13/23	34,501	35,425	(924)
Goldman Sachs & Co.	MYR	232,804	10/13/23	50,363	51,881	(1,518)
Citibank N.A.	NOK	4,345,000	10/13/23	414,531	430,388	(15,857)
Goldman Sachs & Co.	NZD	1,057,000	10/13/23	655,625	657,864	(2,239)
Goldman Sachs & Co.	RON	384,539	10/13/23	85,148	85,756	(608)
Goldman Sachs & Co.	SEK	424,000	10/13/23	39,387	40,490	(1,103)
Citibank N.A.	ZAR	552,501	10/13/23	29,447	30,867	(1,420)

				$2,114,016	$2,143,275	$(29,259)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
23	2-Year U.S. Treasury Note Futures	09/29/23	$4,725,631	$4,669,719	$(55,912)
4	5-Year Canadian Bond Futures	09/20/23	338,364	331,244	(7,120)
2	5-Year U.S. Treasury Note Futures	09/29/23	216,119	213,641	(2,478)
9	Euro SCHWATZ Futures	09/7/23	1,049,064	1,042,406	(6,658)
2	Euro-Bobl Future	09/7/23	257,129	255,549	(1,580)

			$6,586,307	$6,512,559	$(73,748)

Short Futures
11	10-Year U.S. Treasury Note Futures	09/20/23	$(1,316,372)	$(1,286,828)	$29,544
1	2-Year Canadian Bond Futures	09/20/23	(78,342)	(77,444)	898
2	Euro-Bund Future	09/7/23	(298,810)	(293,278)	5,532
1	Long Gilt Futures	09/27/23	(122,617)	(123,686)	(1,069)

			$(1,816,141)	$(1,781,236)	$34,905

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

CENTRALLY CLEARED—INTEREST RATE SWAP AGREEMENTS

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
EUR 600,000	06/16/25	Annual	12 Month Euro Short-Term Rate	Annual	3.50%	$(1,166)	$1,057	$(109)
GBP 500,000	06/16/25	Annual	12 Month Sterling Overnight Index Average	Annual	4.08%	(17,433)	—	(17,433)
GBP 510,000	09/15/25	Annual	12 Month Sterling Overnight Index Average	Annual	5.75%	2,088	22	2,110
EUR 180,000	06/16/28	Annual	12 Month Euro Short-Term Rate	Annual	2.75%	(1,932)	—	(1,932)

						$(18,443)	$1,079	$(17,364)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
COP	Colombian Peso.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
DKK	Danish Krone.
EUR	Euro Currency.
GBP	British Pound Sterling.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
SEK	Swedish Krona.
SGD	Singapore Dollar.
ZAR	South African Rand.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $3,152,802 or 16.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2023, the value of these securities amounted to $5,579,173 or 30.0% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2023.
(4)	Perpetual maturity.
(5)	Restricted security (Note 3).
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Security is not accruing interest.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

(8)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(10)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(11)	Rate disclosed is the 7-day net yield as of July 31, 2023.
(12)	Affiliated issuer.
(13)	Non-income producing security.
(14)	Fund buys foreign currency, sells U.S. Dollar.
(15)	Fund sells foreign currency, buys U.S. Dollar.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Global Bond Fund transactions in the affiliated fund for the period ended July 31, 2023 is as follows:

Name of Affiliated Fund	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2023	Value at July 31, 2023	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Emerging Markets Income Fund—I Class	$561,009	$25,684	$45,214	95,828	$597,010	$23,369	$—	$(16,514)	$72,045

Total					$597,010	$23,369	$—	$(16,514)	$72,045

TCW Global Bond Fund

Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Foreign Government Bonds	39.7%
Corporate Bonds	28.6
Residential Mortgage-Backed Securities—Agency	21.2
Residential Mortgage-Backed Securities—Non-Agency	7.8
Asset-Backed Securities	4.2
U.S. Treasury Securities	4.0
Investment Companies	3.2
Money Market Investments	2.4
Commercial Mortgage-Backed Securities—Non-Agency	0.8
Municipal Bonds	0.4
Commercial Mortgage-Backed Securities—Agency	0.1
Common Stock	0.0 **
Rights	0.0 **
Other*	(12.4)

Total	100.0%

*	Includes capstock, futures, pending trades, swap agreements, interest receivable and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW Global Bond Fund

Investments by Country (Unaudited)	July 31, 2023

Country	Percentage of Net Assets
Australia	2.0%
Bermuda	0.6
Brazil	0.3
Canada	2.7
Cayman Islands	3.9
Chile	1.1
China	4.6
Colombia	0.1
Czech Republic	0.5
France	5.2
Germany	1.2
Great Britain	6.6
Hungary	1.1
Indonesia	0.6
Ireland	1.9
Israel	0.1
Italy	1.2
Japan	1.5
Kazakhstan	1.0
Luxembourg	0.7
Malaysia	0.7
Mexico	1.8
Netherlands	2.1
New Zealand	3.3
Norway	2.0
Poland	0.2
Portugal	0.5
Romania	0.4
Saudi Arabia	2.1
Singapore	0.3
South Africa	0.1
South Korea	3.0
Spain	1.0
Supranational	2.0
Sweden	0.3
Switzerland	1.5
Thailand	0.2
United States	54.0

Total	112.4%

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$5,331,810	$—	$5,331,810
Municipal Bonds	—	77,802	—	77,802
Foreign Government Bonds	—	7,384,512	—	7,384,512
Asset-Backed Securities	—	782,048	—	782,048
Commercial Mortgage-Backed Securities—Agency	—	17,120	—	17,120
Commercial Mortgage-Backed Securities—Non-Agency	—	140,906	—	140,906
Residential Mortgage-Backed Securities—Agency	—	3,945,987	—	3,945,987
Residential Mortgage-Backed Securities—Non-Agency	—	1,393,554	53,428	1,446,982
U.S. Treasury Securities	488,747	252,823	—	741,570

Total Fixed Income Securities	488,747	19,326,562	53,428	19,868,737

Money Market Investments	451,531	—	—	451,531
Investment Companies	597,010	—	—	597,010
Common Stock*	—	—	7,511	7,511
Rights*	—	—	—	—

Total Investments	$1,537,288	$19,326,562	$60,939	$20,924,789

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	47,266	—	47,266
Futures Contracts
Interest Rate Risk	35,974	—	—	35,974
Swap Agreements
Interest Rate Risk	—	2,110	—	2,110

Total	$1,573,262	$19,375,938	$60,939	$21,010,139

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(32,327)	$—	$(32,327)
Futures Contracts
Interest Rate Risk	(74,817)	—	—	(74,817)
Swap Agreements
Interest Rate Risk	—	(19,474)	—	(19,474)

Total	$(74,817)	$(51,801)	$—	$(126,618)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—93.5% of Net Assets
BANK LOANS—8.5%

Airlines—0.1%
American Airlines, Inc. 2021 Term Loan 10.34% (3 mo. USD Term SOFR + 4.750%)(1)	04/20/28	$66,500	$68,966

Apparel—0.2%
Hanesbrands, Inc. 2023 Term Loan B 9.07% (1 mo. USD Term SOFR + 3.750%)(1)	03/08/30	89,775	89,859

Chemicals—0.6%
IRIS Holdings, Inc. Term Loan 10.22% (3 mo. USD Term SOFR + 4.750%)(1)	06/28/28	100,243	88,652
Zep, Inc. 2017 1st Lien Term Loan 9.54% (3 mo. USD LIBOR + 4.000%)(1)	08/12/24	257,087	230,736

			319,388

Commercial Services—0.9%
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 10.40% (3 mo. USD Term SOFR + 5.000%)(1)	04/11/29	156,608	139,316
Spin Holdco, Inc. 2021 Term Loan 9.23% (3 mo. USD LIBOR + 4.000%)(1)	03/04/28	415,438	354,044

			493,360

Entertainment—0.9%
Crown Finance U.S., Inc. 2022 DIP Term Loan 15.31% (3 mo. USD Term SOFR + 10.000%)(1)	09/07/23	399,212	403,454
Ontario Gaming GTA LP Term Loan B 0.00%(2)	07/20/30	100,000	100,125

			503,579

Food—0.2%
B&G Foods, Inc. 2019 Term Loan B4 7.82% (1 mo. USD Term SOFR + 2.500%)(1)	10/10/26	90,000	89,172

Health Care-Products—0.0%
Auris Luxembourg III Sarl 2019 USD Term Loan B2 9.09% (3 mo. USD LIBOR + 3.750%)(1)	02/27/26	15,799	15,226

Health Care-Services—0.7%
ADMI Corp. 2021 Term Loan B2 8.81% (1 mo. USD Term SOFR + 3.375%)(1)	12/23/27	268,813	254,892
eResearchTechnology, Inc. 2020 1st Lien Term Loan 9.93% (1 mo. USD Term SOFR + 4.500%)(1)	02/04/27	126,734	123,222

			378,114

Internet—0.3%
Magnite, Inc. Term Loan 10.58% (3 mo. USD LIBOR + 5.000%)(1)	04/28/28	59,349	59,526
MH Sub I LLC 2023 Term Loan 9.57% (1 mo. USD Term SOFR + 4.250%)(1)	05/03/28	89,358	86,308

			145,834

Machinery-Diversified—1.2%
ASP Blade Holdings, Inc. Initial Term Loan 9.43% (1 mo. USD Term SOFR + 4.000%)(1)	10/13/28	552,094	494,583
Titan Acquisition Ltd. 2018 Term Loan B 8.73% (3 mo. USD LIBOR + 3.000%)(1)	03/28/25	195,000	191,292

			685,875

Media—0.2%
DirecTV Financing LLC Term Loan 10.43% (1 mo. USD Term SOFR + 5.000%)(1)	08/02/27	140,698	140,038

Metal Fabricate & Hardware—0.2%
Arsenal AIC Parent LLC Term Loan 0.00%(2)	07/27/30	100,000	100,052

Packaging & Containers—1.5%
Clydesdale Acquisition Holdings, Inc. Term Loan B 9.59% (1 mo. USD Term SOFR + 4.175%)(1)	04/13/29	297,000	294,694
Plaze, Inc. 2020 Incremental Term Loan 9.18% (1 mo. USD Term SOFR + 3.750%)(1)	08/03/26	209,101	199,920
Proampac PG Borrower LLC 2020 Term Loan 9.28% (3 mo. USD LIBOR + 3.750%)(1)	11/03/25	371,483	370,477

			865,091

Pharmaceuticals—0.4%
Elanco Animal Health, Inc. Term Loan B 6.96% (1 mo. USD Term SOFR + 1.750%)(1)	08/01/27	259,099	255,599

Retail—0.1%
1011778 B.C. Unlimited Liability Co. Term Loan B4 7.18% (1 mo. USD LIBOR + 1.750%)(1)	11/19/26	77,807	77,449

Software—0.6%
CT Technologies Intermediate Holdings, Inc. 2021 Term Loan B 9.68% (1 mo. USD Term SOFR + 4.250%)(1)	12/16/25	141,738	135,861
Open Text Corp. 2022 Term Loan B 8.92% (1 mo. USD Term SOFR + 3.500%)(1)	01/31/30	212,433	213,031

			348,892

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value

Telecommunications—0.4%
SBA Senior Finance II LLC 2018 Term Loan B 7.17% (1 mo. USD Term SOFR + 1.750%)(1)	04/11/25	$258,712	$258,807

Total Bank Loans (Cost: $4,981,095)			4,835,301

CORPORATE BONDS—85.0%

Aerospace & Defense—1.5%
TransDigm, Inc.
4.63%	01/15/29	135,000	120,649
6.25%(3)	03/15/26	418,000	416,830
6.75%(3)	08/15/28	305,000	306,882

			844,361

Agriculture—0.6%
BAT Capital Corp. (United Kingdom) 5.28%	04/02/50	401,000	329,388

Auto Manufacturers—2.9%
Allison Transmission, Inc. 3.75%(3)	01/30/31	100,000	84,750
Ford Motor Credit Co. LLC 3.37%	11/17/23	1,600,000	1,582,480

			1,667,230

Banks—2.9%
Bank of America Corp. 4.38% (5 yr. CMT + 2.760%)(1),(4)	01/27/27	225,000	197,429
Bank of New York Mellon Corp. 3.75% (5 yr. CMT + 2.630%)(1),(4)	12/20/26	285,000	236,728
JPMorgan Chase & Co. 3.65% (5 yr. CMT + 2.850%)(1),(4)	06/01/26	95,000	85,538
U.S. Bancorp 3.70% (5 yr. CMT + 2.541%)(1),(4)	01/15/27	400,000	312,052
UBS Group AG (Switzerland)
6.37% (Secured Overnight Financing Rate + 3.340%)(1),(3)	07/15/26	85,000	85,193
6.54% (Secured Overnight Financing Rate + 3.920%)(1),(3)	08/12/33	405,000	424,037
9.02% (Secured Overnight Financing Rate + 5.020%)(1),(3)	11/15/33	250,000	303,850

			1,644,827

Beverages—0.5%
Primo Water Holdings, Inc. 4.38%(3)	04/30/29	300,000	263,706

Chemicals—3.0%
ASP Unifrax Holdings, Inc. 5.25%(3)	09/30/28	412,000	307,183
Axalta Coating Systems LLC 3.38%(3)	02/15/29	250,000	215,917
Herens Holdco Sarl 4.75%(3)	05/15/28	400,000	310,224
International Flavors & Fragrances, Inc. 2.30%(3)	11/01/30	185,000	147,518
Olympus Water U.S. Holding Corp. 7.13%(3)	10/01/27	125,000	114,525
SCIH Salt Holdings, Inc. 4.88%(3)	05/01/28	70,000	62,388
SCIL IV LLC/SCIL USA Holdings LLC 5.38%(3)	11/01/26	64,000	59,012
SK Invictus Intermediate II Sarl 5.00%(3)	10/30/29	487,000	386,568
Valvoline, Inc. 3.63%(3)	06/15/31	150,000	123,661

			1,726,996

Commercial Services—2.9%
Adtalem Global Education, Inc. 5.50%(3)	03/01/28	218,000	203,743
Block, Inc. 3.50%	06/01/31	125,000	104,688
Carriage Services, Inc. 4.25%(3)	05/15/29	277,000	240,419
Gartner, Inc.
3.75%(3)	10/01/30	80,000	70,200
4.50%(3)	07/01/28	296,000	276,988
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%(3)	08/31/27	100,000	88,459
Upbound Group, Inc. 6.38%(3)	02/15/29	435,000	401,287
WASH Multifamily Acquisition, Inc. 5.75%(3)	04/15/26	285,000	267,746

			1,653,530

Computers—2.2%
Booz Allen Hamilton, Inc. 3.88%(3)	09/01/28	468,000	425,381
NCR Corp. 5.25%(3)	10/01/30	616,000	549,112
Science Applications International Corp. 4.88%(3)	04/01/28	275,000	259,944

			1,234,437

Diversified Financial Services—2.0%
American Express Co. 3.55% (5 yr. CMT + 2.854%)(1),(4)	09/15/26	230,000	193,919
Charles Schwab Corp. 5.00% (5 yr. CMT + 3.256%)(1),(4)	06/01/27	265,000	239,744
GGAM Finance Ltd. 8.00%(3)	06/15/28	204,000	207,570
Jane Street Group/JSG Finance, Inc. 4.50%(3)	11/15/29	540,000	475,270

			1,116,503

Electric—0.7%
FirstEnergy Corp.
2.65%	03/01/30	395,000	333,244
5.10%	07/15/47	96,000	87,259

			420,503

Electronics—0.1%
Coherent Corp. 5.00%(3)	12/15/29	65,000	58,585

Engineering & Construction—0.3%
Artera Services LLC 9.03%(3)	12/04/25	195,000	185,714

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value

Entertainment—4.6%
Banijay Entertainment SASU (France) 5.38%(3)	03/01/25	$225,000	$220,141
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%(3)	07/01/25	600,000	606,612
CDI Escrow Issuer, Inc. 5.75%(3)	04/01/30	92,000	85,566
Churchill Downs, Inc. 4.75%(3)	01/15/28	70,000	64,770
Cinemark USA, Inc. 5.25%(3)	07/15/28	125,000	110,312
Everi Holdings, Inc. 5.00%(3)	07/15/29	225,000	198,000
Live Nation Entertainment, Inc. 4.75%(3)	10/15/27	115,000	107,381
Ontario Gaming GTA LP 8.00%(3)	08/01/30	300,000	303,366
Penn Entertainment, Inc.
4.13%(3)	07/01/29	200,000	165,750
5.63%(3)	01/15/27	65,000	61,194
WarnerMedia Holdings, Inc. 5.14%	03/15/52	850,000	689,290

			2,612,382

Food—6.3%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.75%(3)	12/01/31	130,000	110,140
5.75%(3)	04/01/33	1,155,000	1,109,505
Nathan’s Famous, Inc. 6.63%(3)	11/01/25	8,000	7,970
Pilgrim’s Pride Corp.
3.50%	03/01/32	1,475,000	1,192,655
5.88%(3)	09/30/27	170,000	168,057
6.25%	07/01/33	5,000	4,971
Post Holdings, Inc. 5.75%(3)	03/01/27	300,000	295,125
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%(3)	03/01/29	580,000	483,888
Smithfield Foods, Inc. 5.20%(3)	04/01/29	217,000	200,950

			3,573,261

Health Care-Products—1.8%
Embecta Corp. 6.75%(3)	02/15/30	375,000	331,084
Hologic, Inc. 3.25%(3)	02/15/29	55,000	48,175
Teleflex, Inc. 4.25%(3)	06/01/28	687,000	632,326

			1,011,585

Health Care-Services—8.2%
Catalent Pharma Solutions, Inc.
3.50%(3)	04/01/30	325,000	272,480
5.00%(3)	07/15/27	350,000	328,211
Centene Corp.
2.45%	07/15/28	855,000	736,719
2.63%	08/01/31	250,000	200,527
3.00%	10/15/30	75,000	62,819
4.25%	12/15/27	1,020,000	961,725
Fortrea Holdings, Inc. 7.50%(3)	07/01/30	50,000	51,182
HealthEquity, Inc. 4.50%(3)	10/01/29	170,000	152,305
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%(3)	04/30/28	75,000	75,385
IQVIA, Inc. 5.00%(3)	05/15/27	228,000	220,483
ModivCare Escrow Issuer, Inc. 5.00%(3)	10/01/29	635,000	456,457
Prime Healthcare Services, Inc. 7.25%(3)	11/01/25	420,000	400,050
Tenet Healthcare Corp. 4.88%	01/01/26	810,000	784,793

			4,703,136

Household Products/Wares—0.5%
Central Garden & Pet Co. 4.13%	10/15/30	240,000	204,569
Spectrum Brands, Inc. 5.00%(3)	10/01/29	65,000	59,150

			263,719

Housewares—0.8%
Newell Brands, Inc.
4.88%	06/01/25	349,000	338,312
6.00%	04/01/46	145,000	117,667

			455,979

Insurance—0.5%
Acrisure LLC/Acrisure Finance, Inc. 4.25%(3)	02/15/29	335,000	289,135

Internet—1.3%
Cogent Communications Group, Inc. 7.00%(3)	06/15/27	100,000	96,939
Gen Digital, Inc. 6.75%(3)	09/30/27	53,000	53,234
Netflix, Inc. 4.63%	05/15/29	100,000	112,920
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75%(3)	04/30/27	200,000	175,000
Uber Technologies, Inc. 7.50%(3)	05/15/25	285,000	288,452

			726,545

Investment Companies—1.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%	02/01/29	180,000	146,988
5.25%	05/15/27	45,000	39,947
6.25%	05/15/26	50,000	46,937
6.38%	12/15/25	50,000	48,066
Molina Healthcare, Inc. 3.88%(3)	11/15/30	500,000	430,000

			711,938

Iron & Steel—0.2%
ATI, Inc. 5.13%	10/01/31	130,000	117,650

Lodging—1.1%
Hilton Domestic Operating Co., Inc. 3.63%(3)	02/15/32	325,000	273,017
Wyndham Hotels & Resorts, Inc. 4.38%(3)	08/15/28	387,000	357,426

			630,443

Machinery-Construction & Mining—0.5%
BWX Technologies, Inc. 4.13%(3)	06/30/28	330,000	302,848

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Media—8.8%
Block Communications, Inc. 4.88%(3)	03/01/28	$355,000	$298,644
Cable One, Inc. 4.00%(3)	11/15/30	640,000	508,800
CCO Holdings LLC/CCO Holdings Capital Corp. 5.50%(3)	05/01/26	1,525,000	1,496,787
CSC Holdings LLC
6.50%(3)	02/01/29	870,000	739,835
7.50%(3)	04/01/28	385,000	238,300
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%(3),(5)	08/15/26	452,000	14,408
DISH DBS Corp.
5.25%(3)	12/01/26	350,000	287,308
7.38%	07/01/28	272,000	153,384
7.75%	07/01/26	30,000	19,545
DISH Network Corp. 11.75%(3)	11/15/27	115,000	115,819
Gray Escrow II, Inc. 5.38%(3)	11/15/31	400,000	277,024
Nexstar Media, Inc. 4.75%(3)	11/01/28	75,000	66,221
Sirius XM Radio, Inc. 3.88%(3)	09/01/31	370,000	290,027
Tele Columbus AG (Germany) 3.88%(6)	05/02/25	100,000	69,186
VZ Secured Financing BV (Netherlands)
3.50%(6)	01/15/32	190,000	168,124
5.00%(3)	01/15/32	325,000	264,504

			5,007,916

Mining—0.0%
Arsenal AIC Parent LLC 8.00%(3)	10/01/30	25,000	25,531

Miscellaneous Manufacturers—0.5%
General Electric Co.
5.80%(3 mo. USD LIBOR + 0.480%)(1)	08/15/36	52,000	46,584
8.88%(3 mo. USD LIBOR + 3.330%)(1),(4)	09/15/23	214,000	214,751

			261,335

Oil & Gas—1.2%
SM Energy Co. 6.50%	07/15/28	330,000	322,922
Transocean Titan Financing Ltd. 8.38%(3)	02/01/28	340,000	351,900

			674,822

Oil & Gas Services—0.3%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%(3)	04/01/28	200,000	190,500

Packaging & Containers—4.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%(3)	08/15/27	325,000	281,125
5.25%(3)	08/15/27	50,000	42,979
Ball Corp. 6.88%	03/15/28	600,000	613,500
Clearwater Paper Corp. 4.75%(3)	08/15/28	364,000	322,682
Graphic Packaging International LLC 4.13%	08/15/24	725,000	712,313
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%(3)	10/15/28	280,000	249,200
Sealed Air Corp. 4.00%(3)	12/01/27	362,000	334,061
Silgan Holdings, Inc. 4.13%	02/01/28	125,000	113,686
Trivium Packaging Finance BV (Netherlands) 5.50%(3)	08/15/26	55,000	52,309

			2,721,855

Pharmaceuticals—2.2%
180 Medical, Inc. (United Kingdom) 3.88%(3)	10/15/29	138,000	121,440
Bausch Health Cos., Inc. (Canada) 5.75%(3)	08/15/27	18,000	11,615
Grifols SA (Spain) 4.75%(3)	10/15/28	235,000	207,122
Kedrion SpA (Italy) 6.50%(3)	09/01/29	250,000	216,250
Option Care Health, Inc. 4.38%(3)	10/31/29	215,000	191,735
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13%(3)	04/30/31	165,000	140,290
Prestige Brands, Inc. 3.75%(3)	04/01/31	215,000	180,793
Teva Pharmaceutical Finance Netherlands III BV 8.13%	09/15/31	170,000	180,263

			1,249,508

Pipelines—6.0%
DCP Midstream Operating LP 5.60%	04/01/44	136,000	129,561
Energy Transfer LP 6.63% (3 mo. USD LIBOR + 4.155%)(1),(4)	02/15/28	897,000	714,236
Global Partners LP/GLP Finance Corp. 6.88%	01/15/29	540,000	506,774
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%(3)	02/01/26	260,000	257,881
Rockies Express Pipeline LLC
4.80%(3)	05/15/30	30,000	26,700
6.88%(3)	04/15/40	541,000	495,015
TransMontaigne Partners LP/TLP Finance Corp. 6.13%	02/15/26	362,000	317,633
Venture Global Calcasieu Pass LLC
4.13%(3)	08/15/31	600,000	509,802
6.25%(3)	01/15/30	500,000	488,281

			3,445,883

REIT—3.9%
American Assets Trust LP 3.38%	02/01/31	475,000	371,236
GLP Capital LP/GLP Financing II, Inc. 5.75%	06/01/28	473,000	463,887
Hudson Pacific Properties LP
3.25%	01/15/30	132,000	87,030
4.65%	04/01/29	80,000	62,698
VICI Properties LP/VICI Note Co., Inc.
3.88%(3)	02/15/29	34,000	30,173
4.50%(3)	01/15/28	40,000	36,926
4.63%(3)	06/15/25	512,000	498,120
5.63%(3)	05/01/24	106,000	105,538
5.75%(3)	02/01/27	554,000	547,070

			2,202,678

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Retail—4.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%(3)	01/15/29	$325,000	$285,161
FirstCash, Inc. 5.63%(3)	01/01/30	165,000	152,566
LCM Investments Holdings II LLC 8.25%(3)	08/01/31	200,000	203,420
Michaels Cos., Inc.
5.25%(3)	05/01/28	480,000	408,610
7.88%(3)	05/01/29	125,000	89,218
Papa John’s International, Inc. 3.88%(3)	09/15/29	345,000	297,124
Yum! Brands, Inc. 3.88%	11/01/23	1,000,000	993,750

			2,429,849

Software—0.7%
Alteryx, Inc. 8.75%(3)	03/15/28	85,000	82,875
Open Text Corp. 6.90%(3)	12/01/27	150,000	153,147
Oracle Corp. 6.25%	11/09/32	150,000	158,594

			394,616

Telecommunications—5.7%
Altice France SA
5.13%(3)	01/15/29	200,000	141,500
5.50%(3)	10/15/29	450,000	320,004
8.13%(3)	02/01/27	250,000	206,537
CommScope, Inc. 4.75%(3)	09/01/29	365,000	283,787
Consolidated Communications, Inc. 6.50%(3)	10/01/28	195,000	153,563
Frontier Communications Holdings LLC
5.00%(3)	05/01/28	362,000	307,110
8.63%(3)	03/15/31	175,000	167,844
Global Switch Finance BV (United Kingdom) 1.38%(6)	10/07/30	115,000	105,607
Intelsat Jackson Holdings SA 6.50%(3),(7)	03/15/30	200,000	182,770
Level 3 Financing, Inc. 10.50%(3)	05/15/30	184,000	191,088
SES GLOBAL Americas Holdings, Inc. (Luxembourg) 5.30%(3)	03/25/44	559,000	404,315
Sprint LLC 7.88%	09/15/23	435,000	435,753
Zayo Group Holdings, Inc. 4.00%(3)	03/01/27	525,000	376,116

			3,275,994

Total Corporate Bonds (Cost: $51,991,148)			48,424,888

Total Fixed Income Securities (Cost: $56,972,243)			53,260,189

		Shares
COMMON STOCK—0.0%
Electric—0.0%
Homer City Generation LLC—Series A(8),(9)		5,610	—

Total Common Stock (Cost: $327,224)			—

WARRANTS—0.0%

Entertainment—0.0%
Cineworld Group PLC(9)		42,717	214

Total Warrants (Cost: $—)			214

MONEY MARKET INVESTMENTS—1.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.19%(10)		66,045	660,456

Total Money Market Investments (Cost: $660,456)			660,456

		Principal Amount

SHORT TERM INVESTMENTS—4.8%
U.S. TREASURY SECURITIES—2.2%
U.S. Treasury Bills
4.89%(11)	10/19/23	$300,000	296,539
5.25%(11)	10/05/23	1,000,000	990,515

Total U.S. Treasury Securities (Cost: $1,287,409)			1,287,054

U.S. GOVERNMENT AGENCY OBLIGATION—2.6% (Cost: $1,498,380)
Federal Home Loan Bank Discount Notes 4.38%(11)	08/09/23	1,500,000	1,498,292

Total Short Term Investments (Cost: $2,785,789)			2,785,346

Total Investments (99.5%) (Cost: $60,745,712)			56,706,205

Excess Of Other Assets Over Liabilities (0.5%)			260,041
Net Assets (100.0%)			$56,966,246

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
38	2-Year U.S. Treasury Note Futures	09/29/23	$7,802,560	$7,715,187	$(87,373)
22	5-Year U.S. Treasury Note Futures	09/29/23	2,391,966	2,350,047	(41,919)

			$10,194,526	$10,065,234	$(129,292)

Short Futures
12	10-Year U.S. Treasury Note Futures	09/20/23	$(1,435,716)	$(1,403,812)	$31,904
3	Euro-Bobl Future	09/7/23	(388,611)	(383,324)	5,287
4	U.S. Ultra Long Bond Futures	09/20/23	(538,921)	$(528,875)	$10,046

			$(2,363,248)	$(2,316,011)	$47,237

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(12)
Citibank N.A.	EUR	422,000	10/13/23	$460,820	$466,917	$(6,097)

Notes to the Schedule of Investments:
EETC	Enhanced Equipment Trust Certificate.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2023.
(2)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $31,834,198 or 55.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Perpetual maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2023, the value of these securities amounted to $342,917 or 0.6% of net assets.
(7)	Restricted security (Note 3).
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Non-income producing security.
(10)	Rate disclosed is the 7-day net yield as of July 31, 2023.
(11)	Rate shown represents yield-to-maturity.
(12)	Fund sells foreign currency, buys U.S. Dollar.

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Corporate Bonds	85.0%
Bank Loans	8.5
U.S. Government Agency Obligations	2.6
U.S. Treasury Securities	2.2
Money Market Investments	1.2
Warrants	0.0	**
Common Stock	0.0	**
Other*	0.5

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$4,835,301	$—	$4,835,301
Corporate Bonds*	—	48,424,888	—	48,424,888

Total Fixed Income Securities	—	53,260,189	—	53,260,189

Common Stock*	—	—	—	—
Warrants	—	214	—	214
Money Market Investments	660,456	—	—	660,456
Short-Term Investments*	1,287,054	1,498,292	—	2,785,346

Total Investments	$1,947,510	$54,758,695	$—	$56,706,205

Asset Derivatives
Futures Contracts
Interest Rate Risk	47,237	—	—	47,237

Total Investments	$1,994,747	$54,758,695	$—	$56,753,442

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(129,292)	$—	$—	$(129,292)
Forward Currency Contracts
Foreign Currency Risk	—	(6,097)	—	(6,097)

Total	$(129,292)	$(6,097)	$—	$(135,389)

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES—80.0% of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—1.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K723, Class X1 (I/O) 0.77%(1)	08/25/23	$267,980	$18
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF68, Class A 5.71% (1 mo. USD LIBOR + 0.490%)(2)	07/25/26	45,512	45,378
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ29, Class A1 0.74%	01/25/26	14,494	14,032
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ31, Class A1 0.57%	05/25/26	9,291	8,938
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ34, Class A1 0.68%	06/25/26	7,797	7,216
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KL05, Class X1HG (I/O) 1.22%(1)	12/25/27	500,000	19,627
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS06, Class X (I/O) 1.04%(1)	08/25/26	549,125	11,191
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS07, Class X (I/O) 0.62%(1)	09/25/25	237,977	2,880
Federal National Mortgage Association-Aces Series 2014-M11, Class 1A 3.09%(1)	08/25/24	14,199	13,813
FRESB Mortgage Trust Series 2015-SB3, Class A3 5.77% (1 mo. USD LIBOR + 0.550%)(2)	01/25/43	1,941	1,931
Government National Mortgage Association Series 2008-92, Class E 5.56%(1)	03/16/44	4,483	4,401
Government National Mortgage Association Series 2010-159, Class D 4.56%(1)	09/16/44	6,074	5,941
Government National Mortgage Association Series 2011-165, Class IO (I/O) 0.01%(1)	10/16/51	210,274	2

Total Commercial Mortgage-Backed Securities—Agency (Cost: $171,401)			135,368

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—6.2%
BBCMS Trust Series 2015-SRCH, Class XB (I/O) 0.19%(1),(3)	08/10/35	2,000,000	14,934
BFLD Trust Series 2020-OBRK, Class A 7.39% (1 mo. USD Term SOFR + 2.164%)(2),(3)	11/15/28	100,000	99,361
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class XB (I/O) 0.21%(1)	07/10/47	3,784,000	7,853
COMM Mortgage Trust Series 2012-CR3, Class XA (I/O) 1.22%(1)	10/15/45	173,242	366
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O) 1.14%(1)	10/15/45	200,220	2
COMM Mortgage Trust Series 2014-CR14, Class A2 3.15%	02/10/47	61,639	61,476
COMM Mortgage Trust Series 2014-CR19, Class XA (I/O) 0.93%(1)	08/10/47	75,441	435
COMM Mortgage Trust Series 2014-CR20, Class A3 3.33%	11/10/47	14,698	14,282
COMM Mortgage Trust Series 2015-LC23, Class A2 3.22%	10/10/48	710	676
COMM Mortgage Trust Series 2016-DC2, Class XA (I/O) 0.92%(1)	02/10/49	714,818	12,588
FS Rialto Issuer LLC Series 2019-FL1, Class A 6.54% (1 mo. USD Term SOFR + 1.314%)(2),(3)	12/16/36	93,647	93,242
JPMBB Commercial Mortgage Securities Trust Series 2014-C18, Class XA (I/O) 0.66%(1)	02/15/47	889,919	784
LoanCore Issuer Ltd. Series 2019-CRE3, Class AS 6.71% (1 mo. USD Term SOFR + 1.484%)(2),(3)	04/15/34	5,600	5,266
MF1 Ltd. Series 2020-FL4, Class A 7.04% (1 mo. USD Term SOFR + 1.814%)(2),(3)	11/15/35	9,355	9,323
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class XA (I/O) 0.58%(1)	10/15/46	130,760	5
SREIT Trust Series 2021-MFP, Class A 6.07% (1 mo. USD Term SOFR + 0.845%)(2),(3)	11/15/38	100,000	98,097
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA (I/O) 0.59%(1)	07/15/58	1,390,050	12,073
Westlake Automobile Receivables Trust Series 2022-2A, Class C 4.85%(3)	09/15/27	50,000	48,813
WFRBS Commercial Mortgage Trust Series 2014-C21, Class XA (I/O) 0.99%(1)	08/15/47	1,410,481	8,923
WFRBS Commercial Mortgage Trust Series 2014-C24, Class A3 3.43%	11/15/47	37,918	37,023

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $644,636)			525,522

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—29.3%
BMO Capital Markets Corp. 6.42%(4)	07/20/53	50,000	49,937
Federal Home Loan Mortgage Corp., Pool #SD8189 2.50%	01/01/52	45,017	38,007
Federal Home Loan Mortgage Corp., Pool #SD8194 2.50%	02/01/52	45,606	38,480
Federal Home Loan Mortgage Corp., Pool #SD8199 2.00%	03/01/52	46,543	37,680
Federal Home Loan Mortgage Corp. REMICS Series 3071, Class TF (PAC) 5.48% (30 day USD SOFR Average + 0.414%)(2)	04/15/35	5,985	5,966
Federal Home Loan Mortgage Corp. REMICS Series 3300, Class FA 5.48% (30 day USD SOFR Average + 0.414%)(2)	08/15/35	15,103	14,805

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value

Federal Home Loan Mortgage Corp. REMICS Series 3318, Class F 5.43% (30 day USD SOFR Average + 0.364%)(2)	05/15/37	$18,093	$17,668
Federal Home Loan Mortgage Corp. REMICS Series 4231, Class FD 5.53% (30 day USD SOFR Average + 0.464%)(2)	10/15/32	18,733	18,693
Federal Home Loan Mortgage Corp. Strips Series 263, Class F5 5.68% (30 day USD SOFR Average + 0.614%)(2)	06/15/42	14,628	14,351
Federal National Mortgage Association, Pool #254548 5.50%	12/01/32	4,781	4,883
Federal National Mortgage Association, Pool #600187 7.00%	07/01/31	11,543	11,629
Federal National Mortgage Association, Pool #995364 6.00%	10/01/38	4,148	4,278
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	3,015	3,164
Federal National Mortgage Association, Pool #MA4492 2.00%	12/01/51	45,591	36,994
Federal National Mortgage Association REMICS Series 2003-11, Class FA 6.18% (30 day USD SOFR Average + 1.114%)(2)	09/25/32	6,020	6,107
Federal National Mortgage Association REMICS Series 2006-23, Class FP (PAC) 5.48% (30 day USD SOFR Average + 0.414%)(2)	04/25/36	9,159	8,956
Federal National Mortgage Association REMICS Series 2007-64, Class FA 5.65% (1 mo. USD LIBOR + 0.470%)(2)	07/25/37	12,184	12,053
Federal National Mortgage Association REMICS Series 2008-24, Class PF (PAC) 5.83% (30 day USD SOFR Average + 0.764%)(2)	02/25/38	4,610	4,648
Federal National Mortgage Association REMICS Series 2020-10, Class FA 5.68% (30 day USD SOFR Average + 0.614%)(2)	03/25/50	14,980	14,591
Federal National Mortgage Association REMICS Series 2017-10, Class FA 5.58% (30 day USD SOFR Average + 0.514%)(2)	03/25/47	33,610	32,805
Government National Mortgage Association, Pool #80022 2.75% (1 yr. CMT + 1.500%)(2)	12/20/26	3,503	3,411
Government National Mortgage Association, Pool #80636 2.63% (1 yr. CMT + 1.500%)(2)	09/20/32	2,899	2,814
Government National Mortgage Association, Pool #80757 2.63% (1 yr. CMT + 1.500%)(2)	10/20/33	1,225	1,179
Government National Mortgage Association, Pool #80797 3.63% (1 yr. CMT + 1.500%)(2)	01/20/34	13,410	12,719
Government National Mortgage Association, Pool #80937 2.88% (1 yr. CMT + 1.500%)(2)	06/20/34	6,054	5,923
Government National Mortgage Association, TBA
2.50%(5)	12/01/51	300,000	258,876
5.00%(5)	04/01/53	25,000	24,507
4.50%(5)	04/01/53	50,000	48,100
Uniform Mortgage-Backed Security, TBA
3.00%(5)	03/01/52	275,000	240,787
3.50%(5)	04/01/52	125,000	113,269
4.00%(5)	06/01/52	200,000	186,867
4.50%(5)	04/01/53	225,000	215,536
2.00%(5)	12/01/51	25,000	20,239
2.50%(5)	01/01/52	275,000	231,799
5.00%(5)	04/01/53	525,000	513,064
5.50%(5)	04/01/53	225,000	223,576

Total Residential Mortgage-Backed Securities—Agency (Cost: $2,489,957)			2,478,361

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—7.7%
ABFC Trust Series 2002-WF2, Class A2 6.54% (1 mo. USD Term SOFR + 1.239%)(2)	05/25/32	12,429	12,339
BNC Mortgage Loan Trust Series 2006-2, Class A4 5.73% (1 mo. USD Term SOFR + 0.434%)(2)	11/25/36	24,908	23,743
CIT Mortgage Loan Trust Series 2007-1, Class 1A 6.76% (1 mo. USD Term SOFR + 1.464%)(2),(3)	10/25/37	13,880	13,856
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR31, Class 6A1 4.25%(1)	11/25/32	7,066	6,711
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A3C 6.41% (1 mo. USD Term SOFR + 1.114%)(2)	08/25/34	7,220	6,750
JPMorgan Mortgage Acquisition Trust Series 2007-CH4, Class A5 5.65% (1 mo. USD Term SOFR + 0.354%)(2)	05/25/37	39,365	39,018
JPMorgan Mortgage Trust Series 2018-8, Class A3 4.00%(1),(3)	01/25/49	41,075	38,009
Morgan Stanley Capital I, Inc. Trust Series 2006-NC2, Class A2D 5.99% (1 mo. USD Term SOFR + 0.694%)(2)	02/25/36	24,436	24,228
New Century Home Equity Loan Trust Series 2005-1, Class M1 6.09% (1 mo. USD Term SOFR + 0.789%)(2)	03/25/35	35,968	35,792
NovaStar Mortgage Funding Trust Series 2005-1, Class M5 6.49% (1 mo. USD Term SOFR + 1.194%)(2)	06/25/35	18,208	18,162
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-2, Class M5 6.39% (1 mo. USD Term SOFR + 1.089%)(2)	04/25/35	38,377	38,380

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value

Ownit Mortgage Loan Trust Series 2006-3, Class A2D 5.95% (1 mo. USD Term SOFR + 0.654%)	03/25/37	$34,343	$32,469
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WHQ2, Class M4 6.99% (1 mo. USD Term SOFR + 1.689%)(2)	02/25/35	28,657	27,714
Preston Ridge Partners Mortgage LLC Series 2021-6, Class A1 1.79%(3)	07/25/26	31,537	29,641
Residential Accredit Loans, Inc. Trust Series 2002-QS16, Class A2 5.96% (1 mo. USD Term SOFR + 0.664%)(2),(6)	10/25/17	68	36
Residential Asset Securities Corporation Trust Series 2005-EMX1, Class M1 6.06% (1 mo. USD Term SOFR + 0.759%)(2)	03/25/35	11,551	11,507
Residential Asset Securities Corporation Trust Series 2006-KS3, Class M1 5.91% (1 mo. USD Term SOFR + 0.444%)(2)	04/25/36	26,306	25,601
Soundview Home Loan Trust Series 2005-OPT1, Class M2 6.09% (1 mo. USD Term SOFR + 0.789%)(2)	06/25/35	16,534	15,969
Structured Asset Investment Loan Trust Series 2005-11, Class A3 6.01% (1 mo. USD Term SOFR + 0.714%)(2)	01/25/36	11,913	11,370
Structured Asset Investment Loan Trust Series 2005-HE3, Class M1 6.13% (1 mo. USD Term SOFR + 0.834%)(2)	09/25/35	39,910	39,100
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24%(3)	02/27/51	109,824	101,907
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2005-4, Class M3 6.16% (1 mo. USD Term SOFR + 0.864%)(2)	12/25/35	100,000	97,820

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $661,807)			650,122

CORPORATE BONDS—18.2%

Aerospace & Defense—0.4%
BAE Systems Holdings, Inc. (United Kingdom) 3.85%(3)	12/15/25	20,000	19,276
Boeing Co. 1.43%	02/04/24	15,000	14,653

			33,929

Agriculture—0.2%
Imperial Brands Finance PLC (United Kingdom) 4.25%(3)	07/21/25	20,000	19,314

Banks—9.8%
Bank of America Corp.
1.73% (Secured Overnight Financing Rate + 0.960%)(2)	07/22/27	95,000	85,171
2.55% (Secured Overnight Financing Rate + 1.050%)(2)	02/04/28	45,000	40,831
3.42% (3 mo. USD Term SOFR + 1.302%)(2)	12/20/28	5,000	4,603
Citigroup, Inc.
1.46% (Secured Overnight Financing Rate + 0.770%)(2)	06/09/27	40,000	35,657
3.52% (3 mo. USD Term SOFR + 1.413%)(2)	10/27/28	10,000	9,287
3.89% (3 mo. USD Term SOFR + 1.825%)(2)	01/10/28	20,000	18,979
DNB Bank ASA (Norway) 0.86% (1 yr. CMT + 0.330%)(2),(3)	09/30/25	30,000	28,310
Goldman Sachs Group, Inc. 0.93% (Secured Overnight Financing Rate + 0.486%)(2)	10/21/24	10,000	9,878
1.22%	12/06/23	95,000	93,506
HSBC Holdings PLC (United Kingdom) 2.25% (Secured Overnight Financing Rate + 1.100%)(2)	11/22/27	75,000	67,100
JPMorgan Chase & Co. 0.56% (Secured Overnight Financing Rate + 0.420%)(2)	02/16/25	55,000	53,416
1.04% (3 mo. USD Term SOFR + 0.695%)(2)	02/04/27	55,000	49,108
2.07% (Secured Overnight Financing Rate + 1.015%)(2)	06/01/29	5,000	4,320
Lloyds Banking Group PLC (United Kingdom) 3.57% (3 mo. USD LIBOR + 1.205%)(2)	11/07/28	20,000	18,251
Macquarie Group Ltd. (Australia) 1.20% (Secured Overnight Financing Rate + 0.694%)(2),(3)	10/14/25	15,000	14,133
Morgan Stanley 0.79% (Secured Overnight Financing Rate + 0.525%)(2)	05/30/25	75,000	71,652
1.59% (Secured Overnight Financing Rate + 0.879%)(2)	05/04/27	20,000	17,959
PNC Financial Services Group, Inc. 5.58% (Secured Overnight Financing Rate + 1.841%)(2)	06/12/29	5,000	5,011
U.S. Bancorp 4.65% (Secured Overnight Financing Rate + 1.230%)(2)	02/01/29	20,000	19,202

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value

UBS Group AG (Switzerland)
1.31% (Secured Overnight Financing Rate Index + 0.980%)(2),(3)	02/02/27	$65,000	$57,731
2.59% (Secured Overnight Financing Rate + 1.560%)(3)	09/11/25	10,000	9,608
3.09% (Secured Overnight Financing Rate + 1.730%)(3)	05/14/32	10,000	8,268
Wells Fargo & Co. 2.16% (3 mo. USD Term SOFR + 1.012%)(2)	02/11/26	65,000	61,458
2.39% (Secured Overnight Financing Rate + 2.100%)(2)	06/02/28	40,000	35,807
3.53% (Secured Overnight Financing Rate + 1.510%)(2)	03/24/28	15,000	14,021

			833,267

Biotechnology—0.5%
Amgen, Inc. 5.15%	03/02/28	30,000	30,040
Royalty Pharma PLC 0.75%	09/02/23	10,000	9,946

			39,986

Chemicals—0.3%
International Flavors & Fragrances, Inc. 1.83%(3)	10/15/27	30,000	25,524
3.47%(3)	12/01/50	5,000	3,323

			28,847

Commercial Services—0.3%
Global Payments, Inc. 4.45%	06/01/28	30,000	28,456

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 4.88%	01/16/24	10,000	9,964
American Express Co. 2.25%	03/04/25	20,000	19,010
Capital One Financial Corp. 1.34% (Secured Overnight Financing Rate + 0.690%)(2)	12/06/24	20,000	19,610

			48,584

Electric—0.7%
American Electric Power Co., Inc. 2.03%	03/15/24	30,000	29,291
Metropolitan Edison Co. 4.00%(3)	04/15/25	30,000	28,761

			58,052

Health Care-Products—0.6%
Baxter International, Inc. 0.87%	12/01/23	25,000	24,605
Thermo Fisher Scientific, Inc. 1.22%	10/18/24	25,000	23,744

			48,349

Health Care-Services—0.6%
HCA, Inc.
5.25%	04/15/25	10,000	9,918
5.25%	06/15/26	40,000	39,659

			49,577

Insurance—1.1%
Athene Global Funding 5.86% (Secured Overnight Financing Rate Index + 0.700%)(2),(3)	05/24/24	30,000	29,722
Metropolitan Life Global Funding I 3.45%(3)	12/18/26	30,000	28,244
Trinity Acquisition PLC 4.63%	08/15/23	35,000	34,980

			92,946

Miscellaneous Manufacturers—0.1%
General Electric Co. 5.71% (3 mo. USD LIBOR + 0.380%)(2)	05/05/26	5,000	5,003

Oil & Gas—0.1%
Petroleos Mexicanos 6.70%	02/16/32	13,000	10,057

Packaging & Containers—0.3%
Amcor Flexibles North America, Inc. 4.00%	05/17/25	25,000	24,249

Pharmaceuticals—0.7%
Bayer U.S. Finance II LLC 3.38%(3)	07/15/24	10,000	9,771
4.25%(3)	12/15/25	30,000	29,114
Becton Dickinson & Co. 3.73%	12/15/24	20,000	19,519

			58,404

REIT—1.3%
Extra Space Storage LP 3.88%	12/15/27	15,000	13,897
5.70%	04/01/28	15,000	15,120
Healthcare Realty Holdings LP (REIT) 3.63%	01/15/28	15,000	13,331
Kilroy Realty LP 3.45%	12/15/24	40,000	38,014
VICI Properties LP/VICI Note Co., Inc. 4.63%(3)	06/15/25	10,000	9,729
5.75%(3)	02/01/27	20,000	19,750

			109,841

Savings & Loans—0.6%
Nationwide Building Society (United Kingdom) 4.36% (3 mo. USD LIBOR + 1.392%)(3)	08/01/24	50,000	50,000

Total Corporate Bonds (Cost: $1,552,920)			1,538,861

MUNICIPAL BONDS—1.3%
City & County of Denver Airport System Revenue, Revenue Bond 1.12%	11/15/24	10,000	9,465
City of Baltimore, General Obligation Unlimited 5.00%	10/15/25	40,000	39,788
Commonwealth of Massachusetts, Revenue Bond 4.11%	07/15/31	18,835	18,106
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond 2.31%	11/01/26	25,000	23,027

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
New York State Dormitory Authority, Revenue Bond 5.00%	03/15/24	$15,000	$14,931

Total Municipal Bonds (Cost: $111,115)			105,317

U.S. TREASURY SECURITIES—1.9%
U.S. Treasury Bonds 3.63%	05/15/53	1,000	935
U.S. Treasury Inflation-Indexed Notes 1.25%	04/15/28	48,665	47,237
U.S. Treasury Notes 4.00%	06/30/28	3,000	2,976
4.13%	07/31/28	1,000	998
4.75%	07/31/25	110,000	109,753

Total U.S. Treasury Securities (Cost: $163,278)			161,899

ASSET-BACKED SECURITIES—10.3%
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2 6.64% (3 mo. USD Term SOFR + 1.272%)(2),(3)	04/30/31	42,016	41,707
Apidos CLO XXII Series 2015-22A, Class A1R 6.65% (3 mo. USD Term SOFR + 1.322%)(2),(3)	04/20/31	44,864	44,713
Carvana Auto Receivables Trust Series 2022-P3, Class A3 4.61%	11/10/27	50,000	48,535
CoreVest American Finance Ltd. Series 2019-1, Class XA (I/O) 2.27%(1),(3)	03/15/52	35,469	634
Dryden 58 CLO Ltd. Series 2018-58A, Class A1 6.57% (3 mo. USD Term SOFR + 1.262%)(2),(3)	07/17/31	45,000	44,683
Exeter Automobile Receivables Trust Series 2021-1A, Class D 1.08%	11/16/26	40,000	38,275
Flatiron CLO 17 Ltd. Series 2017-1A, Class AR 6.30% (3 mo. USD LIBOR + 0.980%)(2),(3)	05/15/30	19,049	18,955
LCM XXIV Ltd. Series 24A, Class AR 6.57% (3 mo. USD Term SOFR + 1.242%)(2),(3)	03/20/30	23,295	23,146
Madison Park Funding XVII Ltd. Series 2015-17A, Class AR2 6.60% (3 mo. USD Term SOFR + 1.262%)(2),(3)	07/21/30	28,962	28,892
Magnetite XVIII Ltd. Series 2016-18A, Class AR2 6.20% (3 mo. USD LIBOR + 0.880%)(2),(3)	11/15/28	80,472	80,114
Navient Private Education Refi Loan Trust Series 2020-BA, Class A2 2.12%(3)	01/15/69	109,343	99,305
Navient Private Education Refi Loan Trust Series 2021-BA, Class A 0.94%(3)	07/15/69	57,906	50,075
Navient Private Education Refi Loan Trust Series 2021-CA, Class A 1.06%(3)	10/15/69	64,212	55,505
Octagon Investment Partners 35 Ltd. Series 2018-1A, Class A1A 6.65% (3 mo. USD Term SOFR + 1.322%)(2),(3)	01/20/31	43,855	43,778
Palmer Square CLO Ltd. Series 2018-1A, Class A1 6.60% (3 mo. USD Term SOFR + 1.292%)(2),(3)	04/18/31	42,517	42,306
Rockford Tower CLO Ltd. Series 2018-2A, Class A 6.75% (3 mo. USD Term SOFR + 1.422%)(2),(3)	10/20/31	45,000	44,754
Santander Drive Auto Receivables Trust Series 2022-2, Class C 3.76%	07/16/29	45,000	42,939
SoFi Professional Loan Program LLC Series 2019-A, Class A2FX 3.69%(3)	06/15/48	45,073	43,305
Tricon American Homes Trust Series 2017-SFR2, Class A 2.93%(3)	01/17/36	31,419	30,911
Tricon American Homes Trust Series 2017-SFR2, Class B 3.28%(3)	01/17/36	39,000	38,396
U.S. Small Business Administration Series 2005-20B, Class 1 4.63%	02/01/25	13,176	12,888

Total Asset-backed Securities (Cost: $896,970)			873,816

U.S. GOVERNMENT AGENCY OBLIGATIONS—3.5%
Federal Home Loan Banks 5.30%	05/22/24	70,000	69,858
5.37%	05/21/24	100,000	99,563
U.S. International Development Finance Corp. 1.49%	08/15/31	142,703	124,836

Total U.S. Government Agency Obligations (Cost: $313,418)			294,257

Total Fixed Income Securities (Cost: $7,005,502)			6,763,523

		Shares

MONEY MARKET INVESTMENTS—16.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.19%(7)		1,395,803	1,395,803

Total Money Market Investments (Cost: $1,395,803)			1,395,803

		Principal Amount
SHORT TERM INVESTMENTS—28.7%
U.S. Treasury Securities—28.7%
U.S. Treasury Bills 4.86%(8)	08/31/23	$300,000	298,688
5.25%(8)	10/05/23	300,000	297,154
5.33%(8)	11/07/23	461,000	454,393
5.36%(8)	11/14/23	60,000	59,079
4.82%(8)	08/15/23	440,000	439,099
5.22%(8)	10/03/23	350,000	346,793
5.22%(8)	10/03/23	535,000	530,097

Total U.S. Treasury Securities (Cost: $2,425,557)			2,425,303

Total Short Term Investments (Cost: $2,425,557)			2,425,303

Total Investments (125.2%) (Cost: $10,826,862)			10,584,629

Liabilities In Excess Of Other Assets (-25.2%)			(2,130,782)
Net Assets (100.0%)			$8,453,847

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
22	2-Year U.S. Treasury Note Futures	09/29/23	$4,521,834	$4,466,688	$(55,146)

Short Futures
5	10-Year U.S. Treasury Note Futures	09/20/23	$(598,198)	$(584,922)	$13,276
13	5-Year U.S. Treasury Note Futures	09/29/23	(1,420,528)	(1,388,664)	31,864
1	U.S. Ultra Long Bond Futures	09/20/23	(134,730)	(132,218)	2,512

			$(2,153,456)	$(2,105,804)	$47,652

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2023.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $1,674,206 or 19.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of July 31, 2023.
(7)	Rate disclosed is the 7-day net yield as of July 31, 2023.
(8)	Rate shown represents yield-to-maturity.

TCW Short Term Bond Fund

Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
U.S. Treasury Securities	30.6%
Residential Mortgage-Backed Securities—Agency	29.3
Corporate Bonds	18.2
Money Market Investments	16.5
Asset-Backed Securities	10.3
Residential Mortgage-Backed Securities—Non-Agency	7.7
Commercial Mortgage-Backed Securities—Non-Agency	6.2
U.S. Government Agency Obligations	3.5
Commercial Mortgage-Backed Securities—Agency	1.6
Municipal Bonds	1.3
Other*	(25.2)

Total	100.0%

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities—Agency	$—	$135,368	$—	$135,368
Commercial Mortgage-Backed Securities—Non-Agency	—	525,522	—	525,522
Residential Mortgage-Backed Securities—Agency	—	2,478,361	—	2,478,361
Residential Mortgage-Backed Securities—Non-Agency	—	650,122	—	650,122
Corporate Bonds*	—	1,538,861	—	1,538,861
Municipal Bonds	—	105,317	—	105,317
U.S. Treasury Securities	114,662	47,237	—	161,899
Asset-Backed Securities	—	873,816	—	873,816
U.S. Government Agency Obligations	—	294,257	—	294,257

Total Fixed Income Securities	114,662	6,648,861	—	6,763,523

Money Market Investments	1,395,803	—	—	1,395,803
Short-Term Investments	2,425,303	—	—	2,425,303

Total Investments	$3,935,768	$6,648,861	$—	$10,584,629

Asset Derivatives
Futures Contracts
Interest Rate Risk	47,652	—	—	47,652

Total Investments	$3,983,420	$6,648,861	$—	$10,632,281

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(55,146)	$—	$—	$(55,146)

Total	$(55,146)	$—	$—	$(55,146)

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES—124.2% of Net Assets
ASSET-BACKED SECURITIES—10.0%
AGL CLO 13 Ltd. Series 2021-13A, Class B 7.24% (3 mo. USD Term SOFR + 1.912%)(1),(2)	10/20/34	$9,000,000	$8,866,395
Allegro CLO XII Ltd. Series 2020-1A, Class A1 6.85% (3 mo. USD Term SOFR + 1.512%)(1),(2)	01/21/32	10,000,000	9,962,980
AMSR Trust Series 2020-SFR2, Class E2 4.28%(1)	07/17/37	7,713,000	7,297,959
AMSR Trust Series 2020-SFR3, Class F 3.55%(1)	09/17/37	2,682,000	2,455,027
AMSR Trust Series 2020-SFR3, Class G 4.99%(1)	09/17/37	11,402,000	10,624,970
Apidos CLO XXXVII Series 2021-37A, Class B 7.21% (3 mo. USD Term SOFR + 1.862%)(1),(2)	10/22/34	13,795,000	13,578,005
Carvana Auto Receivables Trust Series 2021-N2, Class R 0.00%(1),(3)	03/10/28	14,800	2,621,994
Carvana Auto Receivables Trust Series 2021-N3, Class R 0.00%(1),(3)	06/12/28	25,650	4,895,464
Carvana Auto Receivables Trust Series 2023-P1, Class R 0.00%(1),(3)	03/11/30	2,950	631,641
CIFC Funding Ltd. Series 2022-2A, Class INCB 1.00%(1),(4)	04/19/35	3,300,000	2,604,413
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2 3.30%(1)	12/26/51	12,065,000	10,718,726
CoreVest American Finance Ltd. Series 2020-1, Class XA (I/O) 2.58%(1),(4)	03/15/50	33,750,159	1,923,810
CoreVest American Finance Ltd. Series 2020-1, Class XB (I/O) 2.07%(1),(4)	03/15/50	38,948,500	3,832,100
CoreVest American Finance Ltd. Series 2020-4, Class XA (I/O) 3.81%(1),(4)	12/15/52	46,139,746	3,341,297
CoreVest American Finance Ltd. Series 2020-4, Class XB (I/O) 2.77%(1),(4)	12/15/52	27,500,000	2,223,290
CoreVest American Finance Ltd. Series 2021-1, Class XA (I/O) 2.94%(1),(4)	04/15/53	67,524,960	4,488,148
FirstKey Homes Trust Series 2021-SFR3, Class E1 2.99%(1)	12/17/38	5,500,000	4,840,517
Flexential Issuer Series 2021-1A, Class A2 3.25%(1)	11/27/51	10,950,000	9,613,125
GCI Funding I LLC Series 2021-1, Class A 2.38%(1)	06/18/46	22,546,982	19,184,332
Global SC Finance II SRL Series 2014-1A, Class A2 3.09%(1)	07/17/29	1,634,318	1,590,809
HOA Funding LLC Series 2021-1A, Class A2 4.72%(1)	08/20/51	12,413,888	10,292,059
HPS Loan Management Ltd. Series 10A-16, Class A2RR 7.24% (3 mo. USD Term SOFR + 1.912%)(1),(2)	04/20/34	20,000,000	19,526,000
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(1)	01/17/73	5,156,610	4,617,127
Lucali CLO Ltd. Series 2020-1A, Class A 6.78% (3 mo. USD Term SOFR + 1.472%)(1),(2)	01/15/33	8,000,000	7,984,872
Madison Park Funding XXXVIII Ltd. Series 2021-38A, Class B 7.22% (3 mo. USD Term SOFR + 1.912%)(1),(2)	07/17/34	10,000,000	9,784,000
Neuberger Berman Loan Advisers CLO 36 Ltd. Series 2020-36A, Class A1R 6.84% (3 mo. USD Term SOFR + 1.512%)(1),(2)	04/20/33	9,750,000	9,741,069
OHA Credit Funding 3 Ltd. Series 2019-3A, Class BR 7.24% (3 mo. USD Term SOFR + 1.912%)(1),(2)	07/02/35	13,000,000	12,832,846
OHA Credit Funding 9 Ltd. Series 2021-9A, Class B 7.28% (3 mo. USD Term SOFR + 1.962%)(1),(2)	07/19/35	17,500,000	17,326,470
Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class A1A 6.98% (3 mo. USD Term SOFR + 1.652%)(1),(2)	01/20/34	11,000,000	10,969,750
Progress Residential Trust Series 2019-SFR3, Class E 3.37%(1)	09/17/36	8,681,000	8,328,654
Progress Residential Trust Series 2020-SFR2, Class F 6.15%(1)	06/17/37	9,332,000	9,095,282
Progress Residential Trust Series 2020-SFR3, Class F 2.80%(1)	10/17/27	3,299,000	2,997,102
Progress Residential Trust Series 2021-SFR1, Class H 5.00%(1)	04/17/38	4,890,000	4,391,357
Progress Residential Trust Series 2021-SFR11, Class F 4.42%(1)	01/17/39	2,874,000	2,402,030
Progress Residential Trust Series 2021-SFR2, Class G 4.25%(1)	04/19/38	8,369,000	7,359,579
Progress Residential Trust Series 2021-SFR7, Class F 3.83%(1)	08/17/40	7,500,000	6,209,598
Sixth Street CLO XVII Ltd. Series 2021-17A, Class A 6.83% (3 mo. USD Term SOFR + 1.502%)(1)	01/20/34	8,000,000	7,960,000

Total Asset-backed Securities (Cost: $307,520,816)			277,112,797

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K038, Class X3 (I/O) 2.49%(4)	06/25/42	78,039,937	1,220,958
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K040, Class X3 (I/O) 2.03%(4)	11/25/42	77,991,835	1,692,466
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K042, Class X3 (I/O) 1.60%(4)	01/25/43	76,625,000	1,533,973
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K045, Class X3 (I/O) 1.50%(4)	04/25/43	126,630,757	2,730,918
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K046, Class X3 (I/O) 1.51%(4)	04/25/43	94,964,072	2,235,212

Total Commercial Mortgage-Backed Securities—Agency (Cost: $35,285,763)			9,413,527

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—7.4%
1345 Avenue of the Americas & Park Avenue Plaza Trust Series 2005-1, Class A3 5.28%(1)	08/10/35	$9,834,081	$9,317,670
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class AS 7.04% (1 mo. USD Term SOFR + 1.814%)(1),(2)	11/15/36	11,800,000	11,608,792
BDS Ltd. Series 2020-FL5, Class A 6.49% (1 mo. USD Term SOFR + 1.264%)(1),(2)	02/16/37	2,414,376	2,394,709
Benchmark Mortgage Trust Series 2019-B14, Class 225C 3.29%(1),(4)	12/15/62	8,734,000	4,781,734
Benchmark Mortgage Trust Series 2019-B14, Class 225D 3.29%(1),(4)	12/15/62	20,303,000	9,894,178
BFLD Trust Series 2020-OBRK, Class A 7.39% (1 mo. USD Term SOFR + 2.164%)(1),(2)	11/15/28	17,940,000	17,825,439
BPR Trust Series 2021-WILL, Class A 7.09% (1 mo. USD Term SOFR + 1.864%)(1),(2)	06/15/38	4,682,373	4,457,636
BX Commercial Mortgage Trust Series 2020-VIV4, Class A 2.84%(1)	03/09/44	15,285,000	12,712,660
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D 7.09% (1 mo. USD Term SOFR + 1.864%)(1),(2)	12/15/37	14,425,000	14,253,087
CSMC Trust Series 2021-BPNY, Class A 9.05% (1 mo. USD Term SOFR + 3.829%)(1),(2)	08/15/23	19,780,000	18,010,123
DBGS Mortgage Trust Series 2018-BIOD, Class E 7.22% (1 mo. USD Term SOFR + 1.996%)(1),(2)	05/15/35	9,137,627	8,913,177
European Loan Conduit No. 36 DAC Series 36A, Class E 6.71% (3 mo. EUR EURIBOR + 3.350%)(1),(2)	02/17/30	8,987,329	9,269,724
Grace Trust Series 2020-GRCE, Class A 2.35%(1)	12/10/40	10,000,000	7,821,096
Houston Galleria Mall Trust Series 2015-HGLR, Class D 3.98%(1)	03/05/37	9,500,000	8,617,367
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A 3.40%(1)	06/05/39	6,865,000	5,923,963
Life Mortgage Trust Series 2021-BMR, Class G 8.29% (1 mo. USD Term SOFR + 3.064%)(1),(2)	03/15/38	7,863,761	7,438,099
MFT Mortgage Trust Series 2020-ABC, Class D 3.48%(1),(4)	02/10/42	1,973,000	817,754
Morgan Stanley Capital I Trust Series 2020-CNP, Class A 2.43%(1),(4)	04/05/42	18,000,000	13,528,094
One Bryant Park Trust Series 2019-OBP, Class A 2.52%(1)	09/15/54	6,870,000	5,595,517
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A 3.66%(1),(4)	01/05/43	20,935,000	14,668,067
SLG Office Trust Series 2021-OVA, Class G 2.85%(1)	07/15/41	16,460,000	10,217,250
Taurus U.K. DAC Series 2021-UK4X, Class A 5.67% (Sterling Overnight Index Average + 0.950%)(5),(2)	08/17/31	3,852,869	4,785,906
Taurus U.K. DAC Series 2021-UK4X, Class C 6.47% (Sterling Overnight Index Average + 1.750%)(5),(2)	08/17/31	1,315,614	1,581,949
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XB 0.58%(4)	11/15/49	106,409,000	1,779,371

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $251,510,059)			206,213,362

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—67.8%
BMO Capital Markets Corp. 6.42%(6)	07/20/53	14,025,000	14,007,469
Federal Home Loan Mortgage Corp. 4.50%	04/01/53	20,073,139	19,229,250
Federal Home Loan Mortgage Corp., Pool #A91162 5.00%	02/01/40	9,607,064	9,662,693
Federal Home Loan Mortgage Corp., Pool #A92195 5.00%	05/01/40	2,395,090	2,402,455
Federal Home Loan Mortgage Corp., Pool #G01959 5.00%	12/01/35	47,075	47,346
Federal Home Loan Mortgage Corp., Pool #G06173 4.00%	11/01/40	11,271,980	10,838,137
Federal Home Loan Mortgage Corp., Pool #G07556 4.00%	11/01/43	3,501,343	3,386,381
Federal Home Loan Mortgage Corp., Pool #G07786 4.00%	08/01/44	11,617,070	11,162,804
Federal Home Loan Mortgage Corp., Pool #G07848 3.50%	04/01/44	30,851,062	28,696,540
Federal Home Loan Mortgage Corp., Pool #G08710 3.00%	06/01/46	963,879	861,750
Federal Home Loan Mortgage Corp., Pool #G08833 5.00%	07/01/48	2,251,080	2,239,322
Federal Home Loan Mortgage Corp., Pool #G08840 5.00%	08/01/48	379,871	377,893
Federal Home Loan Mortgage Corp., Pool #G08843 4.50%	10/01/48	3,222,237	3,139,507
Federal Home Loan Mortgage Corp., Pool #G08848 4.50%	11/01/48	1,535,080	1,499,384
Federal Home Loan Mortgage Corp., Pool #G08849 5.00%	11/01/48	2,723,045	2,705,306
Federal Home Loan Mortgage Corp., Pool #G13390 6.00%	01/01/24	85	84
Federal Home Loan Mortgage Corp., Pool #G16085 2.50%	02/01/32	2,752,996	2,548,128
Federal Home Loan Mortgage Corp., Pool #G16598 2.50%	12/01/31	2,502,716	2,325,125
Federal Home Loan Mortgage Corp., Pool #G30450 6.00%	01/01/29	438,537	441,843
Federal Home Loan Mortgage Corp., Pool #G30452 6.00%	10/01/28	413,470	416,586
Federal Home Loan Mortgage Corp., Pool #G30454 5.00%	05/01/29	472,599	471,043
Federal Home Loan Mortgage Corp., Pool #G60238 3.50%	10/01/45	3,262,743	3,024,196
Federal Home Loan Mortgage Corp., Pool #G60440 3.50%	03/01/46	23,215,516	21,510,937

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value

Federal Home Loan Mortgage Corp., Pool #G67707 3.50%	01/01/48	$12,752,534	$11,829,170
Federal Home Loan Mortgage Corp., Pool #G67709 3.50%	03/01/48	7,133,542	6,602,926
Federal Home Loan Mortgage Corp., Pool #G67717 4.00%	11/01/48	26,706,878	25,495,631
Federal Home Loan Mortgage Corp., Pool #N70081 5.50%	07/01/38	1,442,227	1,413,110
Federal Home Loan Mortgage Corp., Pool #P51350 5.00%	03/01/36	1,328,971	1,326,978
Federal Home Loan Mortgage Corp., Pool #QE0312 2.00%	04/01/52	11,802,923	9,555,218
Federal Home Loan Mortgage Corp., Pool #SD7513 3.50%	04/01/50	14,109,748	12,994,159
Federal Home Loan Mortgage Corp., Pool #SD8147 2.50%	05/01/51	14,993,217	12,697,415
Federal Home Loan Mortgage Corp., Pool #SD8194 2.50%	02/01/52	18,424,711	15,546,101
Federal Home Loan Mortgage Corp., Pool #SD8199 2.00%	03/01/52	7,493,457	6,066,431
Federal Home Loan Mortgage Corp., Pool #ZT1491 3.50%	11/01/48	7,771,082	7,174,620
Federal Home Loan Mortgage Corp. Reference REMIC Series R002, Class ZA 5.50%	06/15/35	1,919,010	1,946,452
Federal Home Loan Mortgage Corp. REMICS Series 1829, Class ZB 6.50%	03/15/26	2,634	2,634
Federal Home Loan Mortgage Corp. REMICS Series 2367, Class ZK 6.00%	10/15/31	42,177	42,745
Federal Home Loan Mortgage Corp. REMICS Series 2514, Class PZ (PAC) 5.50%	10/15/32	851,877	863,901
Federal Home Loan Mortgage Corp. REMICS Series 2571, Class PZ (PAC) 5.50%	02/15/33	1,986,663	1,994,719
Federal Home Loan Mortgage Corp. REMICS Series 2647, Class OV (P/O) 0.00%(7)	07/15/33	467,662	355,206
Federal Home Loan Mortgage Corp. REMICS Series 2662, Class MT (TAC) 4.50%	08/15/33	538,597	526,991
Federal Home Loan Mortgage Corp. REMICS Series 2666, Class BD 4.50%	08/15/23	1,953	1,949
Federal Home Loan Mortgage Corp. REMICS Series 2700, Class B 4.50%	11/15/23	13,780	13,713
Federal Home Loan Mortgage Corp. REMICS Series 2903, Class PO (P/O) 0.00%(7)	11/15/23	4,562	4,545
Federal Home Loan Mortgage Corp. REMICS Series 3045, Class HZ 4.50%	10/15/35	455,413	423,940
Federal Home Loan Mortgage Corp. REMICS Series 3063, Class YG (PAC) 5.50%	11/15/35	8,905,207	8,997,870
Federal Home Loan Mortgage Corp. REMICS Series 3114, Class KZ 5.00%	02/15/36	6,663,953	6,649,298
Federal Home Loan Mortgage Corp. REMICS Series 3146, Class GE 5.50%	04/15/26	794,782	791,479
Federal Home Loan Mortgage Corp. REMICS Series 3149, Class OD (P/O) (PAC) 0.00%(7)	05/15/36	2,237,472	1,812,985
Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F) 1.23% (-30 day USD SOFR Average + 6.296%)(2)	05/15/37	365,257	26,593
Federal Home Loan Mortgage Corp. REMICS Series 3376, Class SX (I/O) (I/F) 0.86% (-30 day USD SOFR Average + 5.926%)(2)	10/15/37	1,357,776	66,896
Federal Home Loan Mortgage Corp. REMICS Series 3410, Class IS (I/O) (I/F) 1.09% (-30 day USD SOFR Average + 6.156%)(2)	02/15/38	1,820,524	93,895
Federal Home Loan Mortgage Corp. REMICS Series 3424, Class BI (I/O) (I/F) 1.62% (-30 day USD SOFR Average + 6.686%)(2)	04/15/38	2,207,977	229,788
Federal Home Loan Mortgage Corp. REMICS Series 3519, Class SH (I/O) (I/F) 0.32% (-30 day USD SOFR Average + 5.386%)(2)	07/15/37	142,543	9,471
Federal Home Loan Mortgage Corp. REMICS Series 3531, Class SC (I/O) (I/F) 1.12% (-30 day USD SOFR Average + 6.186%)(2)	05/15/39	2,721,118	53,724
Federal Home Loan Mortgage Corp. REMICS Series 3541, Class SA (I/O) (I/F) 1.57% (-30 day USD SOFR Average + 6.636%)(2)	06/15/39	1,017,086	99,613
Federal Home Loan Mortgage Corp. REMICS Series 3550, Class GS (I/O) (I/F) 1.57% (-30 day USD SOFR Average + 6.636%)(2)	07/15/39	2,547,254	250,833
Federal Home Loan Mortgage Corp. REMICS Series 3551, Class VZ 5.50%	12/15/32	993,672	1,001,925
Federal Home Loan Mortgage Corp. REMICS Series 3557, Class KB 4.50%	07/15/29	1,655,766	1,620,499
Federal Home Loan Mortgage Corp. REMICS Series 3557, Class NB 4.50%	07/15/29	3,806,015	3,742,408
Federal Home Loan Mortgage Corp. REMICS Series 3558, Class KB 4.00%	08/15/29	1,769,931	1,717,944
Federal Home Loan Mortgage Corp. REMICS Series 3565, Class XB 4.00%	08/15/24	587,526	581,460
Federal Home Loan Mortgage Corp. REMICS Series 3575, Class D 4.50%	03/15/37	204,407	199,110
Federal Home Loan Mortgage Corp. REMICS Series 3788, Class SB (I/O) (I/F) 1.30% (-30 day USD SOFR Average + 6.366%)(2)	01/15/41	3,664,949	405,462

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS Series 3885, Class PO (P/O) (PAC) 0.00%(7)	11/15/33	$802,310	$668,289
Federal Home Loan Mortgage Corp. REMICS Series 3930, Class KE (PAC) 4.00%	09/15/41	10,274,033	9,746,764
Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F) 1.43% (-30 day USD SOFR Average + 6.496%)(2)	04/15/42	1,374,299	125,335
Federal Home Loan Mortgage Corp. REMICS Series 4604, Class PB (PAC) 3.00%	01/15/46	2,201,517	1,982,932
Federal Home Loan Mortgage Corp. REMICS Series 4648, Class FA 5.68% (30 day USD SOFR Average + 0.614%)(2)	01/15/47	6,104,919	5,950,310
Federal Home Loan Mortgage Corp. REMICS Series 4846, Class PA 4.00%	06/15/47	562,902	550,565
Federal Home Loan Mortgage Corp. REMICS Series 4896, Class DA 3.00%	01/15/49	1,396,794	1,255,540
Federal Home Loan Mortgage Corp. REMICS Series 4929, Class FB 5.63% (30 day USD SOFR Average + 0.564%)(2)	09/25/49	13,001,384	12,623,880
Federal Home Loan Mortgage Corp. REMICS Series 5210, Class LB 3.00%	08/25/50	16,601,979	12,588,870
Federal Home Loan Mortgage Corp. Strips Series 277, Class 30 3.00%	09/15/42	8,833,855	7,983,269
Federal National Mortgage Association, Pool #257536 5.00%	01/01/29	443,853	442,244
Federal National Mortgage Association, Pool #310033 6.00%	07/01/47	367,423	376,433
Federal National Mortgage Association, Pool #555424 5.50%	05/01/33	1,240,096	1,250,022
Federal National Mortgage Association, Pool #661856 3.87% (1 yr. USD LIBOR + 1.623%)(2)	10/01/32	18,698	18,573
Federal National Mortgage Association, Pool #671133 3.66% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	54,619	54,386
Federal National Mortgage Association, Pool #687847 4.18% (1 yr. USD LIBOR + 1.558%)(2)	02/01/33	9,519	9,326
Federal National Mortgage Association, Pool #692104 3.79% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	299,898	298,994
Federal National Mortgage Association, Pool #699866 4.62% (1 yr. USD LIBOR + 1.566%)(2)	04/01/33	114,964	112,653
Federal National Mortgage Association, Pool #704454 5.07% (1 yr. USD LIBOR + 1.680%)(2)	05/01/33	16,508	16,286
Federal National Mortgage Association, Pool #728824 3.87% (1 yr. USD LIBOR + 1.620%)(2)	07/01/33	43,589	42,623
Federal National Mortgage Association, Pool #734384 5.50%	07/01/33	164,709	163,551
Federal National Mortgage Association, Pool #888593 7.00%	06/01/37	151,639	161,049
Federal National Mortgage Association, Pool #934103 5.00%	07/01/38	129,636	125,907
Federal National Mortgage Association, Pool #979563 5.00%	04/01/28	185,829	182,671
Federal National Mortgage Association, Pool #995425 6.00%	01/01/24	5,501	5,485
Federal National Mortgage Association, Pool #995573 6.00%	01/01/49	954,246	965,755
Federal National Mortgage Association, Pool #995953 6.00%	11/01/28	1,084,311	1,091,465
Federal National Mortgage Association, Pool #995954 6.00%	03/01/29	621,111	625,209
Federal National Mortgage Association, Pool #AA3303 5.50%	06/01/38	1,705,458	1,744,227
Federal National Mortgage Association, Pool #AB6210 3.00%	09/01/42	18,164,397	16,314,420
Federal National Mortgage Association, Pool #AE0588 6.00%	08/01/37	2,942,873	3,038,589
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	1,901,206	1,995,151
Federal National Mortgage Association, Pool #AL1594 6.00%	07/01/40	1,533,559	1,609,337
Federal National Mortgage Association, Pool #AL9106 4.50%	02/01/46	7,297,860	7,165,684
Federal National Mortgage Association, Pool #AS7241 3.50%	05/01/46	6,040,151	5,587,870
Federal National Mortgage Association, Pool #AS9454 4.00%	04/01/47	743,768	705,241
Federal National Mortgage Association, Pool #BM5979 3.50%	09/01/45	6,012,777	5,589,231
Federal National Mortgage Association, Pool #BN4316 4.00%	01/01/49	126,347	120,711
Federal National Mortgage Association, Pool #BN6264 4.00%	04/01/49	2,432,358	2,320,105
Federal National Mortgage Association, Pool #BQ6913 2.00%	12/01/51	21,088,987	17,098,918
Federal National Mortgage Association, Pool #BQ7056 2.00%	01/01/52	45,301,724	36,716,411
Federal National Mortgage Association, Pool #BU7102 2.50%	12/01/51	11,247,325	9,497,051
Federal National Mortgage Association, Pool #BV4119 2.50%	03/01/52	15,944,797	13,441,625
Federal National Mortgage Association, Pool #BV7761 2.50%	03/01/52	13,482,763	11,397,126
Federal National Mortgage Association, Pool #BV8459 3.00%	04/01/52	18,786,598	16,468,290
Federal National Mortgage Association, Pool #BV8463 2.50%	04/01/52	25,094,439	21,154,866
Federal National Mortgage Association, Pool #BV8464 3.00%	04/01/52	19,477,393	17,073,203
Federal National Mortgage Association, Pool #BV8515 3.00%	05/01/52	28,142,614	24,666,901
Federal National Mortgage Association, Pool #BW1194 4.00%	09/01/52	1,568,775	1,465,564
Federal National Mortgage Association, Pool #BW9886 4.50%	10/01/52	18,780,441	17,988,479
Federal National Mortgage Association, Pool #CA1540 4.00%	04/01/48	11,627,064	11,086,447
Federal National Mortgage Association, Pool #CA1710 4.50%	05/01/48	5,309,323	5,168,788
Federal National Mortgage Association, Pool #CA1711 4.50%	05/01/48	4,977,244	4,845,498
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48	5,137,371	5,001,387

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association, Pool #CB0610 2.50%	05/01/51	$16,842,244	$14,277,503
Federal National Mortgage Association, Pool #CB2852 2.00%	11/01/51	18,561,269	15,043,648
Federal National Mortgage Association, Pool #CB3151 2.00%	03/01/52	42,411,668	34,360,808
Federal National Mortgage Association, Pool #FM2342 3.50%	12/01/46	3,630,183	3,376,223
Federal National Mortgage Association, Pool #FM9515 2.50%	11/01/51	20,867,933	17,616,086
Federal National Mortgage Association, Pool #FS0139 2.50%	01/01/52	27,819,318	23,610,726
Federal National Mortgage Association, Pool #FS1598 2.00%	04/01/52	30,870,255	24,990,531
Federal National Mortgage Association, Pool #MA1561 3.00%	09/01/33	16,086,451	15,073,778
Federal National Mortgage Association, Pool #MA1584 3.50%	09/01/33	10,360,422	9,880,102
Federal National Mortgage Association, Pool #MA2995 4.00%	05/01/47	3,120,511	2,961,766
Federal National Mortgage Association, Pool #MA4152 2.00%	10/01/40	48,608,719	41,308,777
Federal National Mortgage Association, Pool #MA4579 3.00%	04/01/52	35,177,810	30,841,926
Federal National Mortgage Association Benchmark REMIC Series 2007-B2, Class ZA 5.50%	06/25/37	4,902,580	4,908,605
Federal National Mortgage Association REMICS Series 1993-202, Class SZ (I/F) (PAC) 10.00%(4)	11/25/23	797	793
Federal National Mortgage Association REMICS Series 1995-21, Class C (P/O) 0.00%(7)	05/25/24	14,775	14,504
Federal National Mortgage Association REMICS Series 2001-40, Class Z 6.00%	08/25/31	50,374	50,236
Federal National Mortgage Association REMICS Series 2003-117, Class TG (PAC) 4.75%	08/25/33	83,961	82,732
Federal National Mortgage Association REMICS Series 2004-52, Class SW (I/O) (I/F) 1.92% (-30 day USD SOFR Average + 6.986%)(2)	07/25/34	288,898	6,756
Federal National Mortgage Association REMICS Series 2004-65, Class LT 4.50%	08/25/24	59,573	58,897
Federal National Mortgage Association REMICS Series 2004-68, Class LC 5.00%	09/25/29	567,094	565,081
Federal National Mortgage Association REMICS Series 2005-74, Class CP (I/F) (PAC) 5.74% (-30 day USD SOFR Average + 24.330%)(2)	05/25/35	38,998	38,802
Federal National Mortgage Association REMICS Series 2007-103, Class AI (I/O) (I/F) 1.32% (-1 x 1 mo. USD LIBOR + 6.500%)(2)	03/25/37	2,377,444	141,045
Federal National Mortgage Association REMICS Series 2007-20, Class SI (I/O) (I/F) 1.27% (-30 day USD SOFR Average + 6.336%)(2)	03/25/37	530,707	33,522
Federal National Mortgage Association REMICS Series 2007-21, Class SE (I/O) (I/F) 1.26% (-30 day USD SOFR Average + 6.326%)(2)	03/25/37	361,103	23,982
Federal National Mortgage Association REMICS Series 2007-56, Class SG (I/O) (I/F) 1.23% (-30 day USD SOFR Average + 6.296%)(2)	06/25/37	502,290	14,455
Federal National Mortgage Association REMICS Series 2007-58, Class SV (I/O) (I/F) 1.57% (-30 day USD SOFR Average + 6.636%)(2)	06/25/37	2,578,431	166,298
Federal National Mortgage Association REMICS Series 2007-65, Class S (I/O) (I/F) 1.42% (-30 day USD SOFR Average + 6.486%)(2)	07/25/37	277,786	15,622
Federal National Mortgage Association REMICS Series 2007-88, Class FY 5.64% (30 day USD SOFR Average + 0.574%)(2)	09/25/37	301,550	295,802
Federal National Mortgage Association REMICS Series 2008-1, Class AI (I/O) (I/F) 1.07% (-1 x 1 mo. USD LIBOR + 6.250%)(2)	05/25/37	2,018,254	87,340
Federal National Mortgage Association REMICS Series 2008-13, Class SB (I/O) (I/F) 1.06% (-30 day USD SOFR Average + 6.126%)(2)	03/25/38	2,139,677	197,463
Federal National Mortgage Association REMICS Series 2008-23, Class SB (I/O) (I/F) 1.67% (-30 day USD SOFR Average + 6.736%)(2)	04/25/38	2,607,690	115,682
Federal National Mortgage Association REMICS Series 2008-35, Class SD (I/O) (I/F) 1.27% (-30 day USD SOFR Average + 6.336%)(2)	05/25/38	219,464	1,926
Federal National Mortgage Association REMICS Series 2008-66, Class SG (I/O) (I/F) 0.89% (-30 day USD SOFR Average + 5.956%)(2)	08/25/38	4,760,052	381,911
Federal National Mortgage Association REMICS Series 2008-68, Class SA (I/O) (I/F) 0.79% (-30 day USD SOFR Average + 5.856%)(2)	08/25/38	1,564,949	45,601
Federal National Mortgage Association REMICS Series 2009-3, Class SH (I/O) (I/F) 0.27% (-30 day USD SOFR Average + 5.336%)(2)	06/25/37	517,726	23,814
Federal National Mortgage Association REMICS Series 2009-47, Class SV (I/O) (I/F) 1.57% (-30 day USD SOFR Average + 6.636%)(2)	07/25/39	316,380	11,773

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association REMICS Series 2009-51, Class SA (I/O) (I/F) 1.57% (-30 day USD SOFR Average + 6.636%)(2)	07/25/39	$1,773,442	$96,495
Federal National Mortgage Association REMICS Series 2009-6, Class SD (I/O) (I/F) 0.37% (-30 day USD SOFR Average + 5.436%)(2)	02/25/39	363,110	12,675
Federal National Mortgage Association REMICS Series 2009-68, Class KB 4.00%	09/25/24	264,734	261,879
Federal National Mortgage Association REMICS Series 2009-71, Class LB 4.00%	09/25/29	3,717,819	3,604,216
Federal National Mortgage Association REMICS Series 2009-72, Class AC 4.00%	09/25/29	4,839,013	4,686,644
Federal National Mortgage Association REMICS Series 2009-72, Class JS (I/O) (I/F) 2.07% (-30 day USD SOFR Average + 7.136%)(2)	09/25/39	267,526	26,236
Federal National Mortgage Association REMICS Series 2010-136, Class CX (PAC) 4.00%	08/25/39	205,366	204,479
Federal National Mortgage Association REMICS Series 2011-111, Class DB 4.00%	11/25/41	7,048,324	6,740,919
Federal National Mortgage Association REMICS Series 2011-131, Class ST (I/O) 1.36% (30 day USD SOFR Average + 6.426%)(2)	12/25/41	14,121,021	1,530,490
Federal National Mortgage Association REMICS Series 2012-128, Class UY (PAC) 2.50%	11/25/42	11,738,000	9,845,738
Federal National Mortgage Association REMICS Series 2012-133, Class GC (PAC) 2.50%	08/25/41	4,002,655	3,791,340
Federal National Mortgage Association REMICS Series 2012-153, Class PC (PAC) 2.00%	05/25/42	1,169,794	1,087,162
Federal National Mortgage Association REMICS Series 2013-101, Class BO (P/O) 0.00%(7)	10/25/43	3,067,012	2,269,037
Federal National Mortgage Association REMICS Series 2013-101, Class CO (P/O) 0.00%(7)	10/25/43	6,668,941	4,920,455
Federal National Mortgage Association REMICS Series 2013-95, Class PN (PAC) 3.00%	01/25/43	16,786,981	15,352,852
Federal National Mortgage Association REMICS Series 2016-106, Class EF 5.68% (30 day USD SOFR Average + 0.614%)(2)	01/25/47	11,042,196	10,715,694
Federal National Mortgage Association REMICS Series 2016-63, Class AF 5.68% (30 day USD SOFR Average + 0.614%)(2)	09/25/46	6,778,053	6,605,265
Federal National Mortgage Association REMICS Series 2018-25, Class FA 5.48% (30 day USD SOFR Average + 0.414%)(2)	04/25/48	12,877,676	12,390,919
Federal National Mortgage Association REMICS Series 2018-52, Class PZ (PAC) 4.00%	07/25/48	1,625,470	1,528,935
Federal National Mortgage Association REMICS Series 2018-55, Class PA (PAC) 3.50%	01/25/47	1,872,667	1,800,448
Federal National Mortgage Association REMICS Series 2019-57, Class LT 2.50%	10/25/49	7,387,649	6,308,947
Federal National Mortgage Association REMICS Series 2020-10, Class FA 5.68% (30 day USD SOFR Average + 0.614%)(2)	03/25/50	6,007,201	5,851,468
Federal National Mortgage Association REMICS Series 2020-12, Class FL 5.63% (30 day USD SOFR Average + 0.564%)(2)	03/25/50	15,235,902	14,761,602
Government National Mortgage Association, Pool #80963 2.63% (1 yr. CMT + 1.500%)(2)	07/20/34	57,443	55,765
Government National Mortgage Association, Pool #MA2374 5.00%	11/20/44	193,735	194,730
Government National Mortgage Association, Pool #MA2828 4.50%	05/20/45	138,020	136,412
Government National Mortgage Association, Pool #MA3456 4.50%	02/20/46	729,595	721,076
Government National Mortgage Association, Pool #MA3521 3.50%	03/20/46	18,135,152	16,971,752
Government National Mortgage Association, Pool #MA3662 3.00%	05/20/46	5,343,772	4,831,494
Government National Mortgage Association, Pool #MA3663 3.50%	05/20/46	8,687,156	8,129,860
Government National Mortgage Association, Pool #MA3665 4.50%	05/20/46	1,185,363	1,166,986
Government National Mortgage Association, Pool #MA3735 3.00%	06/20/46	67,766	61,399
Government National Mortgage Association, Pool #MA3739 5.00%	06/20/46	2,396,619	2,429,374
Government National Mortgage Association, Pool #MA3876 4.50%	08/20/46	75,090	73,926
Government National Mortgage Association, Pool #MA3877 5.00%	08/20/46	1,019,589	1,024,083
Government National Mortgage Association, Pool #MA4006 4.50%	10/20/46	34,889	34,348
Government National Mortgage Association, Pool #MA4007 5.00%	10/20/46	2,015,889	2,043,094
Government National Mortgage Association, Pool #MA4071 4.50%	11/20/46	149,412	147,467
Government National Mortgage Association, Pool #MA4129 4.50%	12/20/46	53,823	52,885
Government National Mortgage Association, Pool #MA4199 5.00%	01/20/47	2,175,155	2,204,910
Government National Mortgage Association, Pool #MA4264 4.50%	02/20/47	5,376,838	5,275,112
Government National Mortgage Association, Pool #MA4265 5.00%	02/20/47	1,785,292	1,800,871
Government National Mortgage Association, Pool #MA4324 5.00%	03/20/47	2,018,393	2,036,864

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Government National Mortgage Association, Pool #MA4385 5.00%	04/20/47	$414,087	$416,129
Government National Mortgage Association, Pool #MA4454 5.00%	05/20/47	317,076	318,639
Government National Mortgage Association, Pool #MA4513 5.00%	06/20/47	1,159,772	1,155,261
Government National Mortgage Association, Pool #MA4781 5.00%	10/20/47	1,272,737	1,278,614
Government National Mortgage Association, Pool #MA4836 3.00%	11/20/47	7,028,097	6,336,783
Government National Mortgage Association, Pool #MA4838 4.00%	11/20/47	6,703,687	6,408,316
Government National Mortgage Association, Pool #MA4900 3.50%	12/20/47	5,005,645	4,664,189
Government National Mortgage Association, Pool #MA4901 4.00%	12/20/47	459,647	439,394
Government National Mortgage Association, Pool #MA5467 4.50%	09/20/48	422,165	412,190
Government National Mortgage Association, Pool #MA6080 3.00%	08/20/49	190,300	165,277
Government National Mortgage Association, Pool #MA6209 3.00%	10/20/49	2,806,508	2,437,482
Government National Mortgage Association, Pool #MA7418 2.50%	06/20/51	34,547,628	29,860,340
Government National Mortgage Association, Pool #MA7589 2.50%	09/20/51	33,087,108	28,574,117
Government National Mortgage Association REMICS Series 2011-70, Class BO (P/O) 0.00% (7)	05/20/41	3,554,174	2,647,667
Government National Mortgage Association REMICS Series 2014-57, Class PS 0.83% (1 mo. USD Term SOFR + 6.086%)(2)	04/20/44	13,466,350	1,312,103
Government National Mortgage Association REMICS Series 2015-42, Class ZB 3.00%	03/20/45	20,479,543	18,101,093
Government National Mortgage Association REMICS Series 2015-43, Class DM 2.50%	03/20/45	17,704,608	15,514,229
Government National Mortgage Association REMICS Series 2015-44, Class Z 3.00%	03/20/45	13,858,688	11,905,395
Government National Mortgage Association REMICS Series 2019-90, Class SJ (I/O) 0.73% (1 mo. USD Term SOFR + 5.986%)(2)	07/20/49	10,267,896	930,345
Government National Mortgage Association, TBA 2.50%(8)	12/01/51	46,050,000	39,737,411
5.00%(8)	04/01/53	7,425,000	7,278,667
4.50%(8)	04/01/53	15,675,000	15,079,227
Uniform Mortgage-Backed Security, TBA 3.00%(8)	03/05/52	76,725,000	67,179,475
3.50%(8)	04/01/52	27,950,000	25,326,958
4.00%(8)	06/01/52	119,675,000	111,816,649
4.50%(8)	04/01/53	79,075,000	75,748,916
2.00%(8)	12/01/51	107,600,000	87,107,075
2.50%(8)	01/01/52	108,050,000	91,075,853
5.00%(8)	04/01/53	163,500,000	159,782,757
5.50%(8)	04/01/53	64,600,000	64,191,205

Total Residential Mortgage-Backed Securities—Agency (Cost: $1,972,343,726)			1,886,516,067

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—36.5%
ABFC Trust Series 2007-WMC1, Class A2A 6.16% (1 mo. USD Term SOFR + 0.864%)(2)	06/25/37	9,376,906	7,290,616
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2C 5.93% (1 mo. USD Term SOFR + 0.634%)(2)	03/25/37	10,784,347	4,550,299
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D 6.17% (1 mo. USD Term SOFR + 0.874%)(2)	03/25/37	5,796,472	2,445,426
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1, Class A1 5.71% (1 mo. USD Term SOFR + 0.414%)(2)	01/25/37	26,866,963	13,603,062
Alternative Loan Trust Resecuritization Series 2007-HY5R, Class 2A1A 3.21%(4),(9)	03/25/47	358	—
Argent Securities Trust Series 2006-M1, Class A2C 5.71% (1 mo. USD Term SOFR + 0.414%)(2)	07/25/36	45,668,751	11,791,699
Argent Securities Trust Series 2006-W4, Class A2C 5.73% (1 mo. USD Term SOFR + 0.434%)(2)	05/25/36	16,913,009	4,147,296
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3, Class M2 6.10% (1 mo. USD Term SOFR + 0.804%)(2)	11/25/35	29,183,398	24,442,864
Banc of America Funding Trust Series 2004-B, Class 3A1 3.42%(4),(10)	12/20/34	143,182	116,507
Banc of America Funding Trust Series 2006-3, Class 4A14 6.00%	03/25/36	261,177	208,378
Banc of America Funding Trust Series 2006-3, Class 5A3 5.50%(10)	03/25/36	1,124,430	970,063
Banc of America Funding Trust Series 2006-D, Class 2A1 3.50%(4),(10)	05/20/36	46,074	40,181
Banc of America Funding Trust Series 2006-D, Class 3A1 4.39%(4),(10)	05/20/36	1,339,512	1,206,711
Bear Stearns ALT-A Trust Series 2005-2, Class 2A4 3.69%(4)	04/25/35	1,088	966
Bear Stearns ALT-A Trust Series 2005-4, Class 23A1 4.19%(4)	05/25/35	2,088,762	1,933,629
Bear Stearns ALT-A Trust Series 2006-4, Class 32A1 4.17%(4)	07/25/36	306,832	153,138
Bear Stearns ARM Trust Series 2004-12, Class 1A1 4.48%(4)	02/25/35	208,440	196,899
Bear Stearns ARM Trust Series 2005-10, Class A3 4.67%(4)	10/25/35	1,312,967	1,227,097
Bear Stearns ARM Trust Series 2006-2, Class 2A1 3.93%(4),(10)	07/25/36	692,339	588,203
Bear Stearns ARM Trust Series 2007-1, Class 1A1 3.85%(4)	02/25/47	6,994,771	6,079,151
Bear Stearns ARM Trust Series 2007-1, Class 2A1 4.25%(4),(10)	02/25/47	107,176	95,003
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A3 5.50%(4)	09/25/35	696,621	659,343

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A4 5.40%(4)	09/25/35	$1,489,495	$1,408,014
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1 5.85% (1 mo. USD Term SOFR + 0.554%)(2)	08/25/36	8,741,751	7,578,639
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 5.59% (1 mo. USD Term SOFR + 0.294%)(2)	10/25/36	265,884	222,213
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B 3.53%(10)	02/25/37	2,330,967	1,417,226
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C 3.53%(10)	02/25/37	8,018,079	4,886,283
C-BASS Trust Series 2006-CB7, Class A4 5.73% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36	16,799,238	11,182,003
C-BASS Trust Series 2006-CB9, Class A4 5.87% (1 mo. USD Term SOFR + 0.574%)(2)	11/25/36	11,639,039	5,357,878
Chase Mortgage Finance Trust Series 2006-A1, Class 2A1 4.46%(4),(10)	09/25/36	343,888	300,183
Chase Mortgage Finance Trust Series 2007-A1, Class 8A1 4.14%(4)	02/25/37	1,144,617	1,112,554
ChaseFlex Trust Series 2005-1, Class 1A5 6.50%	02/25/35	2,115,199	1,751,669
CHL Mortgage Pass-Through Trust Series 2004-13, Class 1A3 5.50%	08/25/34	2,599,859	2,408,156
CHL Mortgage Pass-Through Trust Series 2005-9, Class 1A1 6.01% (1 mo. USD Term SOFR + 0.714%)(2)	05/25/35	5,669,854	4,642,790
CHL Mortgage Pass-Through Trust Series 2005-HYB5, Class 4A1 4.46%(4)	09/20/35	9,439	7,999
CHL Mortgage Pass-Through Trust Series 2007-HY5, Class 1A1 4.02%(4),(10)	09/25/47	3,362	2,578
CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 1A1 3.66%(4),(10)	03/25/37	29,910	24,143
CIM Trust Series 2019-R3, Class A 2. 63%(1),(4)	06/25/58	10,531,672	9,576,770
CIM Trust Series 2020-R1, Class A1 2.85%(1),(4)	10/27/59	19,333,635	16,190,848
CIM Trust Series 2020-R3, Class A1A 4.00%(1),(4)	01/26/60	13,573,344	12,588,974
CIM Trust Series 2020-R6, Class A1A 2.25%(1),(4)	12/25/60	11,333,664	9,705,994
CIM Trust Series 2020-R7, Class A1A 2.25%(1),(4)	12/27/61	18,115,798	15,527,008
CIM Trust Series 2021-NR2, Class A1 2.57%(1)	07/25/59	13,034,473	12,504,472
CIM Trust Series 2021-NR3, Class A1 2.57%(1)	06/25/57	6,497,322	6,136,190
CIM Trust Series 2021-R3, Class A1A 1.95%(1),(4)	06/25/57	19,572,857	16,964,381
CIM Trust Series 2023-NR1, Class A1 6.00%(1)	06/25/62	14,484,356	13,904,223
CIM Trust Series 2023-NR2, Class A1 6.00%(1),(4)	06/25/62	8,852,498	8,343,346
CIM Trust Series 2023-R1, Class A1A 5.40%(1),(4)	04/25/62	13,689,875	13,042,876
CIM Trust Series 2023-R1, Class A1B 5.40%(1),(4)	04/25/62	13,400,000	11,204,695
CIM Trust Series 2023-R3, Class A1A 4.50%(1),(4)	01/25/63	11,520,056	10,556,861
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR5, Class 1A1A 4.51%(4),(10)	07/25/36	1,589,558	1,193,905
Citigroup Mortgage Loan Trust, Inc. Series 2007-12, Class 2A1 6.50%(1),(4),(10)	10/25/36	2,219,276	1,180,681
CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A6 6.00%(10)	05/25/37	8,013,679	7,056,004
Conseco Finance Corp. Series 1999-2, Class A7 6.44%	12/01/30	958,147	959,722
Conseco Finance Securitizations Corp. Series 2000-4, Class A5 7.97%	05/01/32	45,277,023	8,750,151
Countrywide Alternative Loan Trust Series 2005-84, Class 1A1 3.52%(4),(10)	02/25/36	86,575	78,036
Countrywide Alternative Loan Trust Series 2005-J1, Class 2A1 5.50%	02/25/25	97,795	95,744
Countrywide Alternative Loan Trust Series 2007-19, Class 1A34 6.00%	08/25/37	11,265,794	5,835,544
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-11, Class 1A1 6.50%(10)	12/25/35	1,456,489	761,671
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-12, Class 1A1 6.50%	01/25/36	6,002,942	1,475,484
CSMC Mortgage-Backed Trust Series 2006-8, Class 3A1 6.00%	10/25/21	756,899	315,894
CSMC Mortgage-Backed Trust Series 2006-9, Class 5A1 5.50%	11/25/36	297,539	240,309
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A4 5.50%	03/25/37	4,044,568	2,220,531
CSMC Trust Series 2021-RP11, Class PT 3.78%(1),(4),(10)	10/25/61	13,242,512	9,393,871
CSMC Trust Series 2022-RPL1, Class PT 4.53%(1),(4),(10)	04/25/61	12,861,551	10,889,876
CSMCM Trust Series 2021-RP11, Class CERT 3.78%(1)	10/27/61	560,393	416,901
CSMCM Trust Series 2022-RPL1, Class CERT 4.23%(1)	04/25/61	543,199	458,069
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR6, Class A6 5.79% (1 mo. USD Term SOFR + 0.494%)(2)	02/25/37	158,801	137,741
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 1A3 5.91%( 1 mo. USD Term SOFR + 0.614%)(2)	02/25/35	3,231,518	3,069,827
DSLA Mortgage Loan Trust Series 2005-AR6, Class 2A1A 5.94% (1 mo. USD Term SOFR + 0.694%)(2)	10/19/45	1,652,617	1,414,666

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A 5.56% (1 mo. USD Term SOFR + 0.314%)(2)	10/19/36	$19,301,634	$13,560,633
DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A 5.50% (1 mo. USD Term SOFR + 0.254%)(2)	03/19/37	4,039,557	3,221,603
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-DNA7, Class B1 8.72% (30 day USD SOFR Average + 3.650%)(1),(2)	11/25/41	14,650,000	14,813,612
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA2, Class B1 8.22% (30 day USD SOFR Average + 3.150%)(1),(2)	12/25/33	6,000,000	5,938,918
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA1, Class M2 7.57% (30 day USD SOFR Average + 2.500%)(1),(2)	01/25/42	13,850,000	13,651,228
Federal National Mortgage Association Connecticut Avenue Securities Series 2019-R01, Class 2B1 9.53% (30 day USD SOFR Average + 4.464%)(1),(2)	07/25/31	4,000,000	4,231,656
Federal National Mortgage Association Connecticut Avenue Securities Series 2019-R02, Class 1B1 9.33% (30 day USD SOFR Average + 4.264%)(1),(2)	08/25/31	2,000,000	2,091,384
Federal National Mortgage Association Connecticut Avenue Securities Series 2019-R06, Class 2B1 8.93% (30 day USD SOFR Average + 3.864%)(1),(2)	09/25/39	8,755,271	8,957,216
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R01, Class 1B2 11.07%(30 day USD SOFR Average + 6.000%)(1),(2)	10/25/41	10,500,000	10,633,541
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R03, Class 1M2 6.72% (30 day USD SOFR Average + 1.650%)(1),(2)	12/25/41	14,450,000	14,149,097
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01, Class 1B1 8.22% (30 day USD SOFR Average + 3.150%)(1),(2)	12/25/41	4,305,000	4,331,769
Fieldstone Mortgage Investment Trust Series 2007-1, Class 2A2 5.69% (1 mo. USD Term SOFR + 0.384%)(2)	04/25/47	2,566,513	1,803,529
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A1 5.52% (1 mo. USD Term SOFR + 0.219%)(2)	09/25/36	5,232,984	4,727,545
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2C 5.57% (1 mo. USD Term SOFR + 0.274%)(2)	12/25/37	9,482,719	8,195,099
First Franklin Mortgage Loan Trust Series 2006-FF9, Class 2A4 5.91% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/36	9,068,000	8,023,993
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2C 5.69% (1 mo. USD Term SOFR + 0.394%)(2)	01/25/38	3,171,353	1,657,508
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D 5.85% (1 mo. USD Term SOFR + 0.554%)(2)	01/25/38	15,522,486	8,120,286
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1 5.69% (1 mo. USD Term SOFR + 0.254%)(2)	03/25/37	32,781,071	17,487,217
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2C 5.71% (1 mo. USD Term SOFR + 0.264%)(2)	03/25/37	35,314,818	17,007,217
First Horizon Alternative Mortgage Securities Trust Series 2005-AA3, Class 3A1 5.81%(4),(10)	05/25/35	1,083,031	989,683
First Horizon Alternative Mortgage Securities Trust Series 2005-AA7, Class 1A1 4.36%(4),(10)	09/25/35	1,346,517	1,198,814
First Horizon Alternative Mortgage Securities Trust Series 2005-AA7, Class 2A1 5.18%(4),(10)	09/25/35	781,882	680,832
First Horizon Alternative Mortgage Securities Trust Series 2006-AA7, Class A1 5.12%(4),(10)	01/25/37	4,118,751	3,082,572
GMACM Mortgage Loan Trust Series 2005-AR5, Class 2A1 4.34%(4)	09/19/35	1,700,697	1,237,026
GS Mortgage-Backed Securities Trust Series 2022-PJ6, Class A3 2.50%(1),(4)	01/25/53	5,745,692	4,618,100
GSAA Trust Series 2005-7, Class AF5 5.11%	05/25/35	60,584	57,414
GSR Mortgage Loan Trust Series 2004-9, Class 3A1 4.94%(4)	08/25/34	1,114,755	1,016,806
GSR Mortgage Loan Trust Series 2006-OA1, Class 2A2 5.93% (1 mo. USD Term SOFR + 0.634%)(2)	08/25/46	42,649,434	11,090,141
GSR Mortgage Loan Trust Series 2007-3F, Class 3A7 6.00%(10)	05/25/37	4,358,323	3,149,415
GSR Mortgage Loan Trust Series 2007-AR2, Class 2A1 4.12%(4),(10)	05/25/37	1,495,870	885,289
GSR Mortgage Loan Trust Series 2007-AR2, Class 5A1A 4.43%(4)	05/25/37	591,637	522,547
HarborView Mortgage Loan Trust Series 2006-1, Class 1A1A 5.88% (1 mo. USD Term SOFR + 0.634%)(2)	03/19/36	21,760,896	14,670,534

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
HarborView Mortgage Loan Trust Series 2007-3, Class 1A1A 5.76% (1 mo. USD Term SOFR + 0.514%)(2)	05/19/47	$9,058,233	$7,663,159
HSI Asset Loan Obligation Trust Series 2007-2, Class 2A12 6.00%	09/25/37	544,321	414,037
HSI Asset Securitization Corp. Trust Series 2006-HE2, Class 1A 5.67% (1 mo. USD Term SOFR + 0.374%)(2)	12/25/36	34,928,986	14,233,439
HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A3 5.71% (1 mo. USD Term SOFR + 0.414%)	07/25/36	23,807,197	10,258,544
Impac CMB Trust Series 2005-1, Class 1A1 5.93% (1 mo. USD Term SOFR + 0.634%)(2)	04/25/35	359,889	335,095
Impac CMB Trust Series 2005-5, Class A2 5.85% (1 mo. USD Term SOFR + 0.334%)(2)	08/25/35	1,990,076	1,830,820
Impac Secured Assets Trust Series 2006-3, Class A1 5.75% (1 mo. USD Term SOFR + 0.454%)(2),(10)	11/25/36	3,430,745	3,019,073
IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1 3.06%(4)	11/25/37	1,535,319	1,262,935
IndyMac INDX Mortgage Loan Trust Series 2004-AR4, Class 2A 4.78%(4)	08/25/34	2,258,408	2,148,378
IndyMac INDX Mortgage Loan Trust Series 2004-AR9, Class 4A 4.22%(4)	11/25/34	167,899	148,914
IndyMac INDX Mortgage Loan Trust Series 2005-AR17, Class 3A1 3.81%(4)	09/25/35	2,456,322	1,707,480
IndyMac INDX Mortgage Loan Trust Series 2005-AR23, Class 2A1 3.84%(4)	11/25/35	1,548,691	1,252,453
IndyMac INDX Mortgage Loan Trust Series 2005-AR23, Class 6A1 3.51%(4)	11/25/35	2,231,257	1,909,248
IndyMac INDX Mortgage Loan Trust Series 2005-AR25, Class 2A1 3.53%(4)	12/25/35	1,224,312	1,112,139
IndyMac INDX Mortgage Loan Trust Series 2005-AR7, Class 2A1 2.91%(4)	06/25/35	764,871	615,482
IndyMac INDX Mortgage Loan Trust Series 2006-AR39, Class A1 5.77% (1 mo. USD Term SOFR + 0.474%)(2)	02/25/37	4,215,965	3,524,924
IndyMac INDX Mortgage Loan Trust Series 2006-AR6, Class 2A1A 5.81% (1 mo. USD Term SOFR + 0.514%)(2),(10)	06/25/46	6,819,807	6,179,751
IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1 3.10%(4)	06/25/37	11,369	9,552
IndyMac INDX Mortgage Loan Trust Series 2007-AR5, Class 2A1 3.32%(4)	05/25/37	8,312,778	6,885,111
JPMorgan Alternative Loan Trust Series 2006-A2, Class 5A1 3.98%(4),(10)	05/25/36	3,058,845	1,781,898
JPMorgan Alternative Loan Trust Series 2006-A4, Class A8 3.92%(4),(10)	09/25/36	218,844	236,174
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF4 5.76%	10/25/36	3,753,113	2,336,536
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4, Class A3 5.53% (1 mo. USD Term SOFR + 0.234%)(2)	12/25/36	25,468,090	12,986,980
JPMorgan Mortgage Trust Series 2005-A6, Class 7A1 4.18%(4)	08/25/35	97,090	81,300
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3 4.27%(4)	11/25/33	379,465	370,216
JPMorgan Mortgage Trust Series 2006-A4, Class 1A4 4.41%(4)	06/25/36	194,007	143,595
JPMorgan Mortgage Trust Series 2006-A7, Class 2A4R 3.90%(4),(10)	01/25/37	7,512	6,120
JPMorgan Mortgage Trust Series 2006-S2, Class 2A2 5.88%	06/25/21	26,731	—
Lehman Mortgage Trust Series 2006-4, Class 4A1 6.00%	08/25/21	519,075	377,501
Lehman XS Trust Series 2006-10N, Class 1A3A 5.83% (1 mo. USD Term SOFR + 0.534%)(2)	07/25/46	6,292,339	5,720,363
Lehman XS Trust Series 2006-12N, Class A31A 5.81% (1 mo. USD Term SOFR + 0.514%)(2)	08/25/46	1,880,294	1,849,209
Lehman XS Trust Series 2006-13, Class 1A2 5.75% (1 mo. USD Term SOFR + 0.454%)(2)	09/25/36	1,879	—
Lehman XS Trust Series 2006-GP4, Class 3A5 5.86% (1 mo. USD Term SOFR + 0.564%)(2)	08/25/46	7,042,430	6,702,447
LHOME Mortgage Trust Series 2021-RTL3, Class A1 2.36%(1)	09/25/26	21,225,000	20,290,937
MASTR Alternative Loan Trust Series 2005-4, Class 1A1 6.50%	05/25/35	4,107,366	3,437,035
MASTR Alternative Loan Trust Series 2006-2, Class 2A1 5.81% (1 mo. USD Term SOFR + 0.514%)(2),(10),(9)	03/25/36	65,446	6,569
MASTR Asset Securitization Trust Series 2006-3, Class 2A1 5.86% (1 mo. USD Term SOFR + 0.564%)(2)	10/25/36	28,197	4,904
MASTR Asset-Backed Securities Trust Series 2006-AB1, Class A4 6.22%	02/25/36	194,360	154,713
MASTR Asset-Backed Securities Trust Series 2006-HE5, Class A3 5.73% (1 mo. USD Term SOFR + 0.434%)(2)	11/25/36	14,084,715	8,219,623
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1 5.73%(4)	10/25/32	3,310	3,222

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A2C 5.87% (1 mo. USD Term SOFR + 0.574%)(2)	01/25/37	$1,504,324	$490,620
Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A3 5.73% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/37	773,824	247,899
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2B 5.75% (1 mo. USD Term SOFR + 0.454%)(2)	04/25/37	33,994,059	13,558,778
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C 5.91% (1 mo. USD Term SOFR + 0.614%)(2)	04/25/37	18,970,305	7,632,274
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2D 6.09% (1 mo. USD Term SOFR + 0.794%)(2)	04/25/37	4,843,567	1,967,017
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2C 5.89% (1 mo. USD Term SOFR + 0.594%)(2)	05/25/37	4,275,302	3,332,343
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B 5.67% (1 mo. USD Term SOFR + 0.374%)(2)	06/25/37	1,780,108	1,632,990
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A3 5.73% (1 mo. USD Term SOFR + 0.434%)(2)	07/25/37	24,134,780	20,468,474
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1 7.81% (1 yr. CMT + 2.400%)(2),(10)	08/25/36	496,967	443,840
Mid-State Capital Corp. Trust Series 2005-1, Class A 5.75%	01/15/40	1,062,580	1,039,658
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC8, Class M2 6.37% (1 mo. USD Term SOFR + 1.074%)(2)	09/25/34	384,071	379,873
Morgan Stanley Home Equity Loan Trust Series 2006-2, Class A4 5.97% (1 mo. USD Term SOFR + 0.674%)(2)	02/25/36	433,173	425,870
Morgan Stanley Mortgage Loan Trust Series 2007-3XS, Class 2A6 6.26%	01/25/47	2,106,494	695,681
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 2A1 5.65% (1 mo. USD Term SOFR + 0.354%)(2)	04/25/37	2,660,015	783,073
MortgageIT Trust Series 2005-4, Class A1 5.97% (1 mo. USD Term SOFR + 0.674%)(2)	10/25/35	533,841	524,711
New Century Home Equity Loan Trust Series 2006-1, Class A2B 5.77% (1 mo. USD Term SOFR + 0.474%)(2)	05/25/36	10,276,221	10,019,074
Oakwood Mortgage Investors, Inc. Series 1999-E, Class A1 7.61%(4)	03/15/30	5,510,766	3,310,719
Oakwood Mortgage Investors, Inc. Series 2002-A, Class A4 6.97%(4)	03/15/32	87,972	87,574
Ownit Mortgage Loan Trust Series 2006-6, Class A2C 5.73% (1 mo. USD Term SOFR + 0.434%)(2)	09/25/37	15,024,538	7,179,027
Preston Ridge Partners Mortgage LLC Series 2021-10, Class A1 2.49%(1)	10/25/26	13,451,022	12,600,826
Preston Ridge Partners Mortgage LLC Series 2021-9, Class A1 2.36%(1)	10/25/26	7,263,524	6,820,523
Preston Ridge Partners Mortgage LLC Series 2022-1, Class A1 3.72%(1)	02/25/27	12,796,511	12,209,608
Preston Ridge Partners Mortgage LLC Series 2022-2, Class A1 5.00%(1)	03/25/27	12,073,984	11,686,555
PRET LLC Series 2022-RN1, Class A1 3.72%(1)	07/25/51	16,523,009	15,569,633
Pretium Mortgage Credit Partners LLC Series 2022-RN3, Class A2 6.50%(1),(4)	08/25/52	17,115,000	15,984,085
PRPM LLC Series 2022-3, Class A1 5.56%(1)	06/25/27	16,022,095	15,657,506
RAAC Trust Series 2005-SP1, Class 4A1 7.00%	09/25/34	761,365	589,023
RALI Trust Series 2007-QS1, Class 2AV (I/O) 0.17%(4),(9)	01/25/37	1,291,522	6,684
Residential Accredit Loans, Inc. Trust Series 2005-QA13, Class 2A1 4.85%(4),(10)	12/25/35	368,108	302,116
Residential Accredit Loans, Inc. Trust Series 2005-QA7, Class A21 4.95%(4),(10)	07/25/35	962,068	896,287
Residential Accredit Loans, Inc. Trust Series 2005-QA8, Class CB21 4.92%(4),(10)	07/25/35	2,648,181	1,503,978
Residential Accredit Loans, Inc. Trust Series 2006-QA1, Class A21 5.04%(4),(10)	01/25/36	9,247	6,666
Residential Accredit Loans, Inc. Trust Series 2006-QA10, Class A2 5.77% (1 mo. USD Term SOFR + 0.474%)(2)	12/25/36	7,064,660	5,777,189
Residential Accredit Loans, Inc. Trust Series 2006-QA2, Class 1A1 5.66% (1 mo. USD Term SOFR + 0.364%)(2),(10)	02/25/36	10,930	7,140
Residential Accredit Loans, Inc. Trust Series 2006-QS10, Class AV (I/O) 0.57%(4),(9)	08/25/36	18,777,035	342,795

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Residential Accredit Loans, Inc. Trust Series 2006-QS5, Class A5 6.00%(10)	05/25/36	$2,124,345	$1,698,259
Residential Accredit Loans, Inc. Trust Series 2006-QS6, Class 1AV (I/O) 0.77%(4),(9)	06/25/36	24,643,808	520,854
Residential Accredit Loans, Inc. Trust Series 2006-QS7, Class AV (I/O) 0.71%(4),(9)	06/25/36	4,925,937	83,151
Residential Accredit Loans, Inc. Trust Series 2007-QS2, Class AV (I/O) 0.32%(4),(9)	01/25/37	8,792,367	88,071
Residential Accredit Loans, Inc. Trust Series 2007-QS3, Class AV (I/O) 0.36%(4),(9)	02/25/37	40,528,701	465,010
Residential Accredit Loans, Inc. Trust Series 2007-QS4, Class 3AV (I/O) 0.36%(4),(9)	03/25/37	4,814,875	53,594
Residential Accredit Loans, Inc. Trust Series 2007-QS5, Class AV (I/O) 0.28%(4),(9)	03/25/37	6,092,448	51,595
Residential Accredit Loans, Inc. Trust Series 2007-QS6, Class A45 5.75%(10)	04/25/37	1,376,895	1,083,290
Residential Accredit Loans, Inc. Trust Series 2007-QS8, Class AV (I/O) 0.43%(4),(9)	06/25/37	9,862,074	148,718
Residential Asset Securitization Trust Series 2007-A3, Class 1A4 5.75%	04/25/37	2,303,881	1,208,679
Residential Funding Mtg Sec I Trust Series 2005-SA5, Class 2A 4.37%(4),(10)	11/25/35	8,058	6,797
Residential Funding Mtg Sec I Trust Series 2006-S9, Class A3 (PAC) 5.75%(10)	09/25/36	296,889	222,038
Residential Funding Mtg Sec I Trust Series 2007-S2, Class A9 6.00%(10)	02/25/37	2,960,017	2,317,637
Residential Funding Mtg Sec I Trust Series 2007-SA2, Class 2A2 4.57%(4),(10)	04/25/37	8,568	6,430
Roc Mortgage Trust Series 2021-RTL1, Class A1 2.49%(1),(4)	08/25/26	16,300,000	15,654,478
Saxon Asset Securities Trust Series 2006-3, Class A3 5.75% (1 mo. USD Term SOFR + 0.454%)(2)	10/25/46	2,777,760	2,684,673
Saxon Asset Securities Trust Series 2007-2, Class A2C 5.65% (1 mo. USD Term SOFR + 0.354%)(2)	05/25/47	10,335,177	7,504,787
Saxon Asset Securities Trust Series 2007-2, Class A2D 5.71% (1 mo. USD Term SOFR + 0.414%)(2)	05/25/47	12,022,308	8,732,608
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2 2.86%	01/25/36	2,763,806	2,218,006
Securitized Asset-Backed Receivables LLC Trust Series 2006-WM4, Class A1 5.79% (1 mo. USD Term SOFR + 0.494%)(1),(2)	11/25/36	26,655,748	12,897,630
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2C 6.09% (1 mo. USD Term SOFR + 0.794%)(2)	02/25/37	7,530,859	3,358,596
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR2, Class A1 5.77% (1 mo. USD Term SOFR + 0.294%)(1),(2)	02/25/37	19,691,175	16,605,283
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR2, Class A2 5.87% (1 mo. USD Term SOFR + 0.344%)(2)	02/25/37	25,831,104	11,280,198
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2B 5.69% (1 mo. USD Term SOFR + 0.394%)(2)	01/25/37	11,410,808	9,374,444
Sequoia Mortgage Trust Series 2003-8, Class A1 6.01% (1 mo. USD Term SOFR + 0.754%)(2)	01/20/34	294,504	278,373
SG Mortgage Securities Trust Series 2007-NC1, Class A2 5.65% (1 mo. USD Term SOFR + 0.354%)(1),(2)	12/25/36	15,350,668	9,260,356
Soundview Home Loan Trust Series 2007-OPT3, Class 2A4 5.66% (1 mo. USD Term SOFR + 0.364%)(2)	08/25/37	4,000,000	3,456,312
STARM Mortgage Loan Trust Series 2007-1, Class 1A1 4.17%(4)	02/25/37	1,513,606	827,774
STARM Mortgage Loan Trust Series 2007-2, Class 2A1 4.10%(4)	04/25/37	91,553	55,638
STARM Mortgage Loan Trust Series 2007-3, Class 1A1 5.07%(4)	06/25/37	2,526	1,731
STARM Mortgage Loan Trust Series 2007-S1, Class 2A1 5.02%(4)	01/25/37	215,345	211,447
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A 5.14%(4)	09/25/34	407,035	395,580
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 2A 5.59%(4)	10/25/34	896,640	883,550
Structured Adjustable Rate Mortgage Loan Trust Series 2006-2, Class 3A1 4.77%(4),(10)	03/25/36	6,985,831	6,783,399
Structured Adjustable Rate Mortgage Loan Trust Series 2006-2, Class 5A1 4.41%(4),(10)	03/25/36	212,425	159,044
Structured Adjustable Rate Mortgage Loan Trust Series 2006-4, Class 5A1 4.55%(4),(10)	05/25/36	1,225,329	911,674
Structured Adjustable Rate Mortgage Loan Trust Series 2006-5, Class 1A1 4.54%(4),(10)	06/25/36	1,465,397	1,293,268
Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A5 5.63%(1 mo. USD Term SOFR + 0.334%)(2)	09/25/47	12,490,761	10,929,913
Towd Point Mortgage Trust Series 2018-2, Class B1 3.58%(1),(4)	03/25/58	13,050,000	10,497,419

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Issues	Maturity Date	Principal Amount	Value
Wachovia Mortgage Loan Trust LLC Series 2006-AMN1, Class A3 1.86% (1 mo. USD Term SOFR + 0.594%)(2)	08/25/36	$5,535,743	$2,008,129
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1 4.20%(4)	01/25/35	2,204,915	2,030,582
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1 3.81%(4)	12/25/35	551,753	514,001
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR18, Class 1A1 3.97%(4)	01/25/36	832,341	737,972
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR11, Class 1A 5.17% (1 yr. MTA + 0.960%)(2),(10)	09/25/46	1,973,311	1,609,721
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR17, Class 1A1A 4.11% (1 yr. MTA + 0.810%)(2)	12/25/46	2,002,362	1,789,418
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2006-HE1, Class 2A4 5.97% (1 mo. USD Term SOFR + 0.674%)(2)	04/25/36	1,165,334	1,151,199
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A1 5.51% (1 mo. USD Term SOFR + 0.214%)(2)	02/25/37	15,556,810	4,803,657
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-1, Class 3A2 5.75%(10)	02/25/36	465,946	417,566
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-5, Class 1A1 6.00% (1 mo. USD Term SOFR + 0.714%)(2),(10)	07/25/36	1,099,337	708,639
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR10, Class A2A 5.75% (1 mo. USD Term SOFR + 0.454%)(2)	12/25/36	1,591,763	1,291,474
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2007-OC2, Class A3 6.03% (1 mo. USD Term SOFR + 0.734%)(2)	06/25/37	2,408,838	2,224,752
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2002-AR1, Class 1A1 4.71%(4)	11/25/30	21,470	21,369
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-1, Class A3 6.05% (1 mo. USD Term SOFR + 0.754%)(2)	03/25/37	5,521,000	4,832,643
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR11, Class A6 5.68%(4),(10)	08/25/36	924,815	826,137

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,104,264,339)			1,014,619,896

U.S. GOVERNMENT AGENCY OBLIGATIONS—1.1% (Cost: $31,547,066)
Federal National Mortgage Association 1.55%	08/24/35	43,500,000	30,212,266

U.S. TREASURY SECURITIES—1.1%
U.S. Treasury Bonds 3.63%	05/15/53	250,000	233,613
U.S. Treasury Inflation-Indexed Notes 1.25%	04/15/28	20,098,562	19,508,953
U.S. Treasury Notes 3.38%	05/15/33	11,785,000	11,242,706
4.13%	07/31/28	445,000	444,218

Total U.S. Treasury Securities (Cost: $32,067,091)			31,429,490

Total Fixed Income Securities (Cost: $3,734,538,860)			3,455,517,405

		Shares
MONEY MARKET INVESTMENTS—1.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.19%(11)		33,062,429	33,062,429

Total Money Market Investments (Cost: $33,062,429)			33,062,429

		Principal Amount
SHORT TERM INVESTMENTS—1.1%
U.S. Government Agency Obligations—1.1%
Federal Home Loan Bank Discount Notes 5.04% (12)	10/18/23	$30,000,000	29,665,542

Total U.S. Government Agency Obligations (Cost: $29,676,300)			29,665,542

Total Investments (126.5%) (Cost: $3,797,277,589)			3,518,245,376

Liabilities In Excess Of Other Assets (-26.5%)			(736,933,332)

Net Assets (100.0%)			$2,781,312,044

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
2,417	2-Year U.S. Treasury Note Futures	09/29/23	$498,660,502	$490,726,531	$(7,933,971)
129	10-Year U.S. Treasury Note Futures	09/20/23	15,539,075	15,090,984	(448,091)
1,963	U.S. Ultra Long Bond Futures	09/20/23	264,396,317	259,545,407	(4,850,910)
1,860	5-Year U.S. Treasury Note Futures	09/29/23	203,111,793	198,685,782	(4,426,011)

			$981,707,687	$964,048,704	$(17,658,983)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

SELL(13)
Citibank N.A.	EUR	8,569,000	10/13/23	$9,357,271	$9,481,065	$(123,794)
Citibank N.A.	GBP	4,987,000	10/13/23	6,343,651	6,417,963	(74,312)

				$15,700,922	$15,899,028	$(198,106)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ARM	Adjustable Rate Mortgage.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
P/O	Principal Only Security.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
EUR	Euro Currency
GBP	British Pound Sterling.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $912,916,329 or 32.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2023.
(3)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2023, the value of these securities amounted to $6,367,855 or 0.2% of net assets.
(6)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(7)	Security is not accruing interest.
(8)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(10)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(11)	Rate disclosed is the 7-day net yield as of July 31, 2023.
(12)	Rate shown represents yield-to-maturity.
(13)	Fund sells foreign currency, buys U.S. Dollar.

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	July 31, 2023

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	67.8%
Residential Mortgage-Backed Securities—Non-Agency	36.5
Asset-Backed Securities	10.0
Commercial Mortgage-Backed Securities—Non-Agency	7.4
U.S. Government Agency Obligations	2.2
Money Market Investments	1.2
U.S. Treasury Securities	1.1
Commercial Mortgage-Backed Securities—Agency	0.3
Other*	(26.5)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2023

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$277,112,797	$—	$277,112,797
Commercial Mortgage-Backed Securities—Agency	—	9,413,527	—	9,413,527
Commercial Mortgage-Backed Securities—Non-Agency	—	206,213,362	—	206,213,362
Residential Mortgage-Backed Securities—Agency	—	1,886,516,067	—	1,886,516,067
Residential Mortgage-Backed Securities—Non-Agency	—	1,012,852,855	1,767,041	1,014,619,896
U.S. Government Agency Obligations	—	30,212,266	—	30,212,266
U.S. Treasury Securities	11,920,537	19,508,953	—	31,429,490

Total Fixed Income Securities	11,920,537	3,441,829,827	1,767,041	3,455,517,405

Money Market Investments	33,062,429	—	—	33,062,429
Short-Term Investments	—	29,665,542	—	29,665,542

Total Investments	$44,982,966	$3,471,495,369	$1,767,041	$3,518,245,376

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(17,658,983)	$—	$—	$(17,658,983)
Forward Currency Contracts
Foreign Currency Risk	—	(198,106)	—	(198,106)

Total	$(17,658,983)	$(198,106)	$—	$(17,857,089)

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2023 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW CORE FIXED INCOME FUND	ASSET-BACKED SECURITIES	CORPORATE BONDS	TOTAL
Balance as of October 31, 2022	$3,965,873	$1,160,224	$5,126,097
Accrued Discounts (Premiums)	—	—	—
Realized Gain (Loss)	—	(2,725)	(2,725)
Change in Unrealized Appreciation (Depreciation)*	66,589	339,435	406,024
Purchases	—	—	—
Sales	(216,663)	(1,496,934)	(1,713,597)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of July 31, 2023	$3,815,799	$—	$3,815,799

*

The change in unrealized appreciation (depreciation) on securities still held at July 31, 2023 was $66,589 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW EMERGING MARKETS INCOME FUND	FOREIGN GOVERNMENT BONDS	TOTAL
Balance as of October 31, 2022	$13,179,666	$13,179,666
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)*	2,275,895	2,275,895
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of July 31, 2023	$15,455,561	$15,455,561

*

The change in unrealized appreciation (depreciation) on securities still held at July 31, 2023 was $2,275,895 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW GLOBAL BOND FUND	COMMON STOCK	RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON- AGENCY	TOTAL
Balance as of October 31, 2022	$9,150	$54,941	$64,091
Accrued Discounts (Premiums)	—	20,153	20,153
Realized Gain (Loss)	(30)	—	(30)
Change in Unrealized Appreciation (Depreciation)*	(1,609)	(21,666)	(23,275)
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of July 31, 2023	$7,511	$53,428	$60,939

*

The change in unrealized appreciation (depreciation) on securities still held at July 31, 2023 was $(23,275) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW HIGH YIELD BOND FUND	CORPORATE BONDS	TOTAL
Balance as of October 31, 2022	$180,205	$180,205
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	38,731	38,731
Change in Unrealized Appreciation (Depreciation)*	13,566	13,566
Purchases	—	—
Sales	(232,502)	(232,502)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of July 31, 2023	$—	$—

*

The change in unrealized appreciation (depreciation) on securities still held at July 31, 2023 was $0 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW TOTAL RETURN BOND FUND	MORTGAGE-BACKED SECURITIES	TOTAL
Balance as of October 31, 2022	$1,907,386	$1,907,386
Accrued Discounts (Premiums)	(143,593)	(143,593)
Realized Gain (Loss)	(37,716)	(37,716)
Change in Unrealized Appreciation (Depreciation)*	(21,402)	(21,402)
Purchases	93,040	93,040
Sales	(39,822)	(39,822)
Transfers in to Level 3	9,148	9,148
Transfers out of Level 3	—	—

Balance as of July 31, 2023	$1,767,041	$1,767,041

*

The change in unrealized appreciation (depreciation) on securities still held at July 31, 2023 was $1,387 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

Significant unobservable valuation inputs for Level 3 investments as of July 31, 2023 are as follows:

Description	Fair Value at July 31, 2023	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Impact to Valuation If Input Increases
TCW Core Fixed Income Fund
Asset-Backed Securities	$3,815,799	Third-party Vendor	Vendor Prices	$88.324	$88.324	Increase
TCW Emerging Markets Income Fund
Foreign Government Bonds	$15,455,561	Third-party Vendor	Vendor Prices	$9.000 - $9.250	$9.088	Increase
TCW Global Bond Fund
Common Stock	$7,511	Third-party Vendor	Vendor Prices	$21.833	$21.833	Increase
Residential Mortgage-Backed Securities—Agency	$53,428	Third-party Vendor	Vendor Prices	$4.268	$4.268	Increase
Rights	$0	Third-party Vendor	Vendor Prices	$0.000	$0.000	Increase
TCW High Yield Bond Fund
Common Stock	$0	Third-party Vendor	Vendor Prices	$0.000	$0.000	Increase
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities—Non-Agency	$1,767,041	Third-party Vendor	Vendor Prices	$0.518 - $10.037	$1.475	Increase

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2023, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Core Fixed Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Asset Derivatives
Swap Agreements	$—	$—	$—	$541,589	$541,589
Futures Contracts(1)	—	—	—	506,463	506,463

Total Value	$—	$—	$—	$1,048,052	$1,048,052

Liability Derivatives
Futures Contracts(1)	$—	$—	$—	$(7,658,961)	$(7,658,961)
Forward Contracts	—	—	(226,432)	—	(226,432)

Total Value	$—	$—	$(226,432)	$(7,658,961)	$(7,885,393)

Number of Contracts or Notional Amounts (3)
Forward Currency Contracts	$—	$—	$15,358,399	$—	$15,358,399
Futures Contracts	—	—	—	2,166	2,166
Swap Agreements	$—	$—	$—	$85,873,889	$85,873,889

TCW Emerging Markets Income Fund
	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Asset Derivatives
Investments(2)	$—	$—	$1,154,140	$—	$1,154,140
Forward Contracts	—	—	182,935	—	182,935
Swap Agreements	3,459,386	—	—	—	3,459,386

Total Value	$3,459,386	$—	$1,337,075	$—	$4,796,461

Number of Contracts or Notional Amounts(3)
Forward Currency Contracts	$—	$—	$154,839,833	$—	$154,839,833
Options Purchased	$—	$—	$206,952,000	$—	$206,960,750
Swap Agreements	$91,500,000	$—	$—	$—	$91,500,000

TCW Emerging Markets Local Currency Income Fund
	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Investments(2)	$—	$—	$205,599	$—	$205,599
Forward Contracts	—	—	586,620	—	586,620

Total Value	$—	$—	$792,219	$—	$792,219

Liability Derivatives

Forward Contracts	$—	$—	$(398,035)	$—	$(398,035)
Written Options	—	—	(8,094)	—	(8,094)

Total Value	$—	$—	$(406,129)	$—	$(406,129)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	$—	$—	$36,979,633	$—	$36,979,633
Options Purchased	$—	$—	$9,598,600	$—	$9,598,600
Options Written	$—	$—	$5,182,000	$—	$5,182,000

TCW Enhanced Commodity Strategy Fund

Asset Derivatives

Swap Agreements	$—	$292,006	$—	$—	$292,006
Futures Contracts(1)	—	7,660	—	—	7,660

Total Value	$—	$299,666	$—	$—	$299,666

Number of Contracts or Notional Amounts(3)

Futures Contracts	—	53	—	—	53
Swap Agreements	$—	$31,752,224	$—	$—	$31,752,224

TCW Global Bond Fund

Asset Derivatives

Swap Agreements	$—	$—	$—	$2,110	$2,110
Futures Contracts(1)	—	—	—	35,974	35,974
Forward Contracts	—	—	47,266	—	47,266

Total Value	$—	$—	$47,266	$38,084	$85,350

Liability Derivatives

Forward Contracts	$—	$—	$(32,327)	$—	$(32,327)
Swap Agreements	—	—	—	(19,474)	(19,474)
Futures Contracts(1)	—	—	—	(74,817)	(74,817)

Total Value	$—	$—	$(32,327)	$(94,291)	$(126,618)

Number of Contracts or Notional Amounts (3)

Forward Currency Contracts	$—	$—	$7,570,493	$—	$7,570,493
Futures Contracts	—	—	—	46	46
Swap Agreements	$—	$—	$—	$1,162,222	$1,162,222

TCW High Yield Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Futures Contracts(1)	$—	$—	$—	$47,237	$47,237

Total Value	$—	$—	$—	$47,237	$47,237

Liability Derivatives

Futures Contracts(1)	$—	$—	$—	$(129,292)	$(129,292)
Forward Contracts	—	—	(6,097)	—	(6,097)

Total Value	$—	$—	$(6,097)	$(129,292)	$(135,389)

Number of Contracts, or Notional Amounts(3)

Forward Currency Contracts	$—	$—	$371,452	$—	$371,452
Futures Contracts	—	—	—	96	96

TCW Short Term Bond Fund

Asset Derivatives

Futures Contracts(1)	$—	$—	$—	$47,652	$47,652

Total Value	$—	$—	$—	$47,652	$47,652

Liability Derivatives

Futures Contracts	$—	$—	$—	$(55,146)	$(55,146)

Total Value	$—	$—	$—	$(55,146)	$(55,146)

Number of Contracts (3)

Futures Contracts	—	—	—	33	33

TCW Total Return Bond Fund

Liability Derivatives

Forward Contracts	$—	$—	$(198,106)	$—	$(198,106)
Futures Contracts(1)	—	—	—	(17,658,983)	(17,658,983)

Total Value	$—	$—	$(198,106)	$(17,658,983)	$(17,857,089)

Number of Contracts or Notional Amounts (3)

Forward Currency Contracts	$—	$—	$9,856,542	$—	$9,856,542
Futures Contracts	—	—	—	7,001	7,001

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
(2)	Represents for purchased options.
(3)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended July 31, 2023.

Note 2 – Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date.

Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended July 31, 2023.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2023.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended July 31, 2023.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2023.

Derivatives:

Forward Foreign Currency Contracts: The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at July 31, 2023 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund utilized futures during the period ended July 31, 2023 to help manage interest rate duration of those Funds. Futures contracts outstanding at July 31, 2023 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended July 31, 2023, none of the Funds held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap.

If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended July 31, 2023, the TCW Core Fixed Income Fund and the TCW Global Bond Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk); the TCW Emerging Markets Income Fund used credit default swaps to limit certain credit exposure within the Fund; and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at July 31, 2023 are listed below:

TCW Enhanced Commodity Strategy Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class XCL (I/O), 0.43%, due 09/15/39	7/15/16	$543	$35	0.00%

TCW Global Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Intelsat Jackson Holdings S.A, 6.50%, due 03/15/30	1/27/22	$38,143	$35,640	0.19%

TCW High Yield Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Intelsat Jackson Holdings S.A, 6.50%, due 03/15/30	1/27/22	$354,803	$182,770	0.32%